UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Luis Berruga

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Lisa K. Whittaker	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th Floor	1250 Connecticut Avenue, N.W.,
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 19.0%
Materials — 19.0%
Americas Silver *	727,726	$1,285,559
First Majestic Silver * (A)	2,636,141	16,138,410
Fortuna Silver Mines *	2,726,423	10,982,089
MAG Silver *	1,286,005	11,554,754
Silvercorp Metals	2,807,901	6,563,813
SilverCrest Metals *	1,153,891	4,270,091
Tahoe Resources *	5,273,663	19,997,595
TOTAL CANADA		70,792,311
MEXICO— 3.9%
Materials — 3.9%
Industrias Penoles	959,734	13,166,663
Minera Frisco *	5,993,256	1,562,233
TOTAL MEXICO		14,728,896
PERU— 2.5%
Materials — 2.5%
Volcan Cia Minera SAA	42,081,536	9,482,095
TOTAL PERU		9,482,095
SOUTH KOREA— 12.5%
Materials — 12.5%
Korea Zinc	117,535	46,532,304
UNITED KINGDOM— 21.1%
Materials — 21.1%
Fresnillo	1,382,461	18,276,418
Hochschild Mining	4,274,294	10,618,264
Polymetal International	4,357,499	49,765,596
TOTAL UNITED KINGDOM		78,660,278
UNITED STATES— 40.9%
Materials — 40.9%
Coeur Mining *	2,815,650	14,500,598
Endeavour Silver * (A)	2,207,479	4,900,603
Hecla Mining	5,403,069	14,588,286
McEwen Mining (A)	4,398,239	7,960,813
Pan American Silver	2,698,392	40,233,025
SSR Mining *	1,471,399	20,187,594
Wheaton Precious Metals (A)	2,373,843	50,040,610
TOTAL UNITED STATES		152,411,529
TOTAL COMMON STOCK
(Cost $409,588,551)		372,607,413

Schedule of Investments (Unaudited)	January 31, 2019

Global X Silver Miners ETF

	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATION — 6.7%
U.S. Treasury Bill
2.292%, 02/12/19(B)
(Cost $24,982,507)	$25,000,000	$24,982,335

SHORT-TERM INVESTMENT(C)(D) — 0.8%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.320%
(Cost $2,802,616)	2,802,616	2,802,616

REPURCHASE AGREEMENT(C) — 2.9%
Royal Bank of Canada
2.530%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $10,908,788 (collateralized by U.S. Treasury Obligations, ranging in par value $184,674 - $2,781,240, 2.625%, 01/31/2026, with a total market value of $10,908,288)
(Cost $10,908,022)	10,908,022	10,908,022
TOTAL INVESTMENTS — 110.3%
(Cost $448,281,696)		$411,300,386

Percentages are based on Net Assets of $372,906,966.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $13,275,481.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $13,710,638.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$372,607,413	$—	$—	$372,607,413
U.S. Treasury Obligation	—	24,982,335	—	24,982,335
Short-Term Investment	2,802,616	—	—	2,802,616
Repurchase Agreement	—	10,908,022	—	10,908,022
Total Investments in Securities	$375,410,029	$35,890,357	$—	$411,300,386

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 22.4%
Materials — 22.4%
Dacian Gold * (A)	217,285	$411,927
Gold Road Resources *	788,193	442,527
Perseus Mining *	962,700	291,310
Ramelius Resources *	522,333	217,090
Regis Resources	450,069	1,706,472
Resolute Mining	785,280	647,023
Saracen Mineral Holdings *	884,686	2,173,882
Silver Lake Resources *	522,933	215,433
St. Barbara	464,105	1,695,395
Westgold Resources *	324,822	241,581
TOTAL AUSTRALIA		8,042,640
CANADA— 55.5%
Materials — 55.5%
Alacer Gold *	316,470	730,149
Alamos Gold, Cl A	263,271	1,172,722
Argonaut Gold *	181,496	244,611
Asanko Gold *	180,942	144,665
B2Gold *	487,440	1,544,012
China Gold International Resources *	262,005	327,182
Continental Gold *	161,696	288,105
Dundee Precious Metals *	154,098	498,680
Eldorado Gold	172,439	646,006
Endeavour Mining *	78,779	1,358,072
Guyana Goldfields *	181,491	237,695
Kirkland Lake Gold	59,675	1,920,705
New Gold *	620,879	704,416
Novo Resources * (A)	116,512	234,213
OceanaGold	426,327	1,522,480
Osisko Mining * (A)	164,236	338,902
Premier Gold Mines *	214,205	287,064
Pretium Resources *	194,838	1,531,050
Roxgold *	388,166	257,142
Sabina Gold & Silver *	251,341	256,451
SEMAFO *	353,418	799,247
SSR Mining *	129,365	1,775,038
Tahoe Resources *	332,411	1,260,494
Teranga Gold *	88,863	273,362
Torex Gold Resources *	91,127	991,552
Wesdome Gold Mines *	141,894	548,863
TOTAL CANADA		19,892,878

Schedule of Investments (Unaudited)	January 31, 2019

Global X Gold Explorers ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
INDONESIA— 1.8%
Materials — 1.8%
Aneka Tambang	9,170,900	$633,381
TURKEY— 1.4%
Materials — 1.4%
Koza Altin Isletmeleri *	49,972	517,977
UNITED KINGDOM— 8.9%
Materials — 8.9%
Centamin	923,215	1,429,392
Highland Gold Mining (A)	291,777	631,378
Hochschild Mining	269,443	669,354
SolGold *	1,008,925	474,468
TOTAL UNITED KINGDOM		3,204,592
UNITED STATES— 10.0%
Materials — 10.0%
Coeur Mining *	213,731	1,100,715
Golden Star Resources * (A)	81,946	313,853
McEwen Mining (A)	280,177	507,120
Novagold Resources *	251,128	976,888
Seabridge Gold *	49,605	690,006
TOTAL UNITED STATES		3,588,582
TOTAL COMMON STOCK
(Cost $35,703,695)		35,880,050

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.320%
(Cost $241,091)	241,091	241,091

REPURCHASE AGREEMENT(B) — 2.6%
Royal Bank of Canada
2.530%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $938,415 (collateralized by U.S. Treasury Obligations, ranging in par value $15,886 - $239,253, 2.625%, 01/31/2026, with a total market value of $938,371)
(Cost $938,349)	$938,349	938,349
TOTAL INVESTMENTS — 103.3%
(Cost $36,883,135)		$37,059,490

Percentages are based on Net Assets of $35,875,117.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $1,101,405.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $1,179,440.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Gold Explorers ETF

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$35,880,050	$—	$—	$35,880,050
Short-Term Investment	241,091	—	—	241,091
Repurchase Agreement	—	938,349	—	938,349
Total Investments in Securities	$36,121,141	$938,349	$—	$37,059,490

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 7.9%
Materials — 7.9%
Metals X *	972,894	$251,832
OZ Minerals	516,738	3,677,368
Sandfire Resources	294,893	1,502,998
TOTAL AUSTRALIA		5,432,198
CANADA— 26.9%
Materials — 26.9%
Altius Minerals	77,652	691,199
Capstone Mining *	663,592	293,066
ERO Copper * (A)	113,049	1,109,572
First Quantum Minerals	317,718	3,679,655
HudBay Minerals, Cl B	464,349	2,782,629
Ivanhoe Mines, Cl A *	1,219,266	2,636,652
Katanga Mining * (A)	446,636	234,660
Lundin Mining	745,470	3,405,787
Taseko Mines *	407,309	235,708
Teck Resources, Cl B	139,598	3,401,459
TOTAL CANADA		18,470,387
HONG KONG— 13.7%
Materials — 13.7%
Jiangxi Copper, Cl H	2,280,729	2,889,170
Jinchuan Group International Resources * (A)	18,443,100	1,574,786
MMG *	4,218,600	1,537,614
Zijin Mining Group, Cl H	9,095,760	3,384,814
TOTAL HONG KONG		9,386,384
JAPAN— 0.7%
Materials — 0.7%
Nittetsu Mining	11,110	458,365
MEXICO— 4.4%
Materials — 4.4%
Grupo Mexico, Cl B	1,256,195	3,022,935
POLAND— 5.4%
Materials — 5.4%
KGHM Polska Miedz *	146,682	3,719,138
SWEDEN— 4.5%
Materials — 4.5%
Boliden	122,703	3,062,404
UNITED KINGDOM— 23.7%
Materials — 23.7%
Antofagasta	317,872	3,637,004
Central Asia Metals	318,139	958,351

Schedule of Investments (Unaudited)	January 31, 2019

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — continued
Glencore	801,937	$3,264,396
KAZ Minerals	512,071	3,997,145
SolGold *	1,785,471	839,655
Vedanta ADR	317,645	3,548,095
TOTAL UNITED KINGDOM		16,244,646
UNITED STATES— 12.7%
Materials — 12.7%
Freeport-McMoRan Copper & Gold	267,621	3,115,108
Southern Copper	79,824	2,683,683
Turquoise Hill Resources *	1,764,983	2,947,522
TOTAL UNITED STATES		8,746,313
TOTAL COMMON STOCK
(Cost $81,335,890)		68,542,770

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.320%
(Cost $217,633)	217,633	217,633

REPURCHASE AGREEMENT(B) — 1.2%
Royal Bank of Canada
2.530%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $847,104 (collateralized by U.S. Treasury Obligations, ranging in par value $14,341 - $215,973, 2.625%, 01/31/2026, with a total market value of $847,065)
(Cost $847,044)	$847,044	847,044
TOTAL INVESTMENTS — 101.4%
(Cost $82,400,567)		$69,607,447

Percentages are based on Net Assets of $68,626,845.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $1,071,607.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $1,064,677.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2019

Global X Copper Miners ETF

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,542,770	$—	$—	$68,542,770
Short-Term Investment	217,633	—	—	217,633
Repurchase Agreement	—	847,044	—	847,044
Total Investments in Securities	$68,760,403	$847,044	$—	$69,607,447

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Uranium ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 5.5%
Energy — 0.8%
Berkeley Energia * (A)	4,041,061	$1,532,200
Paladin Energy *	2,633,506	326,438
Peninsula Energy * (A)	2,447,945	294,512
		2,153,150
Financials — 4.5%
Macquarie Group	140,865	11,963,860
Materials — 0.2%
Greenland Minerals *	10,565,045	516,134
TOTAL AUSTRALIA		14,633,144
CANADA— 45.6%
Communication Services — 19.1%
Cameco	4,207,578	51,004,829
Energy — 13.1%
Denison Mines *	14,919,096	7,497,604
Energy Fuels *	2,208,949	6,341,078
Fission Uranium * (A)	10,048,485	4,284,742
NexGen Energy *	9,435,744	16,381,251
Uex * (A)	3,638,725	471,014
		34,975,689
Financials — 6.2%
Uranium Participation *	4,594,410	16,722,211
Materials — 5.2%
Barrick Gold	990,221	13,259,059
eCobalt Solutions * (A)	1,057,979	358,487
Power Metals *	2,487,849	350,454
		13,968,000
Real Estate — 2.0%
Aecon Group	390,396	5,431,002
TOTAL CANADA		122,101,731
CHINA— 0.5%
Utilities — 0.5%
CGN Power, Cl H	5,000,586	1,306,435
HONG KONG— 3.1%
Industrials — 3.1%
CGN Mining	196,845,752	7,776,796
CNNC International *	1,537,215	589,677
TOTAL HONG KONG		8,366,473
JAPAN— 13.2%
Industrials — 13.2%
ITOCHU	662,730	12,127,417

Schedule of Investments (Unaudited)	January 31, 2019

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Mitsubishi Heavy Industries	305,540	$11,799,914
Sumitomo	738,350	11,408,026
TOTAL JAPAN		35,335,357
SOUTH AFRICA— 0.3%
Materials — 0.3%
Sibanye Gold *	1,002,347	849,767
SOUTH KOREA— 19.4%
Industrials — 19.4%
Daewoo Engineering & Construction *	2,333,228	10,862,464
Doosan Heavy Industries & Construction *	383,702	3,914,095
GS Engineering & Construction	288,792	12,211,984
Hyundai Engineering & Construction	213,988	11,962,480
KEPCO Engineering & Construction	30,195	709,657
Samsung C&T	113,185	12,207,073
TOTAL SOUTH KOREA		51,867,753
UNITED KINGDOM— 9.1%
Industrials — 0.3%
Yellow Cake *	222,251	701,660
Materials — 8.8%
BHP Group	532,602	11,841,672
Rio Tinto	214,602	11,821,177
		23,662,849
TOTAL UNITED KINGDOM		24,364,509
UNITED STATES— 3.0%
Energy — 2.8%
Centrus Energy, Cl A *(B)	153,572	403,894
Uranium Energy * (A)	4,185,044	5,440,557
Ur-Energy *	2,181,185	1,556,276
		7,400,727
Industrials — 0.2%
Graham	26,779	599,850
TOTAL UNITED STATES		8,000,577
TOTAL COMMON STOCK
(Cost $278,294,198)		266,825,746

SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.320%
(Cost $439,879)	439,879	439,879

Schedule of Investments (Unaudited)	January 31, 2019

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.6%
Royal Bank of Canada
2.530%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $1,712,167 (collateralized by U.S. Treasury Obligations, ranging in par value $28,985 - $436,524, 2.625%, 01/31/2026, with a total market value of $1,712,088)
(Cost $1,712,046)	$1,712,046	$1,712,046
TOTAL INVESTMENTS — 100.5%
(Cost $280,446,123)		$268,977,671

Percentages are based on Net Assets of $267,632,076.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $1,912,207.
(B)	Affiliated investment.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $2,151,925.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$266,825,746	$—	$—	$266,825,746
Short-Term Investment	439,879	—	—	439,879
Repurchase Agreement	—	1,712,046	—	1,712,046
Total Investments in Securities	$267,265,625	$1,712,046	$—	$268,977,671

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2019, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended January 31, 2019:

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2018	Cost	Sales	(Depreciation)	(Loss)	1/31/2019	Income
Centrus Energy, Cl A
$1,035,969	$—	$(687,075)	$1,021,000	$(966,000)	$403,894	$—
Totals:
$1,035,969	$—	$(687,075)	$1,021,000	$(966,000)	$403,894	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 99.5%
AUSTRALIA— 7.6%
Materials — 7.6%
Altura Mining * (A)	21,326,265	$2,254,756
Galaxy Resources * (A)	7,726,700	11,267,846
ioneer * (A)	23,698,974	2,592,016
Kidman Resources * (A)	7,185,117	5,893,906
Lithium Australia NL * (A)	6,877,512	456,341
Neometals	9,497,053	1,454,203
Orocobre *	3,983,496	9,672,205
Pilbara Minerals *	27,390,864	12,981,831
TOTAL AUSTRALIA		46,573,104
CANADA— 2.6%
Energy — 0.2%
Standard Lithium *	1,449,650	1,291,472
Materials — 2.4%
Advantage Lithium *	1,853,731	931,594
Lithium Americas * (A)	755,325	2,438,573
Millennial Lithium * (A)	1,254,134	1,833,502
Nemaska Lithium * (A)	16,984,192	8,147,446
Neo Lithium *	2,171,206	1,124,206
		14,475,321
TOTAL CANADA		15,766,793
CHILE— 9.7%
Materials — 9.7%
Sociedad Quimica y Minera de Chile ADR (A)	1,387,019	59,170,231
GERMANY— 2.0%
Industrials — 2.0%
Varta *	280,191	10,088,805
Voltabox *	132,345	1,952,905
TOTAL GERMANY		12,041,710
HONG KONG— 6.3%
Consumer Discretionary — 5.0%
BYD, Cl H (A)	4,726,538	27,738,677
FDG Electric Vehicles *	422,003,900	2,957,958
		30,696,635
Consumer Staples — 0.2%
Coslight Technology International Group *	2,475,273	965,289
Industrials — 1.1%
Honbridge Holdings * (A)	50,474,000	6,689,814
TOTAL HONG KONG		38,351,738

Schedule of Investments (Unaudited)	January 31, 2019

Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 9.9%
Consumer Discretionary — 4.3%
Panasonic	2,704,120	$26,387,719
Industrials — 4.7%
GS Yuasa	1,370,858	28,543,271
Materials — 0.9%
W-Scope (A)	548,700	5,717,411
TOTAL JAPAN		60,648,401
SOUTH KOREA— 11.6%
Information Technology — 5.9%
L&F (A)	285,807	8,772,128
Samsung SDI	135,735	27,265,333
		36,037,461
Materials — 5.7%
LG Chemical	104,640	34,608,835
TOTAL SOUTH KOREA		70,646,296
SWITZERLAND— 0.3%
Industrials — 0.3%
Leclanche *	1,016,005	2,007,227
TAIWAN— 5.3%
Industrials — 0.8%
Advanced Lithium Electrochemistry Cayman *	2,591,729	1,518,517
Changs Ascending Enterprise *	798,851	1,601,785
SYNergy ScienTech	894,100	1,484,273
		4,604,575
Information Technology — 4.5%
Dynapack International Technology	2,605,700	3,977,909
Simplo Technology	3,278,080	23,688,093
		27,666,002
TOTAL TAIWAN		32,270,577
UNITED KINGDOM— 0.1%
Materials — 0.1%
Bacanora Lithium * (A)	1,973,877	564,744
UNITED STATES— 44.1%
Consumer Discretionary — 5.6%
Tesla *	111,051	34,094,878
Industrials — 5.4%
EnerSys	365,254	31,141,556
Ultralife *	207,343	1,658,744
		32,800,300

Schedule of Investments (Unaudited)	January 31, 2019

Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 33.1%
Albemarle	1,169,340	$94,400,818
FMC	1,348,585	107,617,083
		202,017,901
TOTAL UNITED STATES		268,913,079
TOTAL COMMON STOCK
(Cost $744,299,800)		606,953,900

SHORT-TERM INVESTMENT(B)(C) — 3.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.320%
(Cost $18,301,533)	18,301,533	18,301,533

REPURCHASE AGREEMENT(B) — 11.7%
Royal Bank of Canada
2.530%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $71,002,606 (collateralized by U.S. Treasury Obligations, ranging in par value $1,201,999 - $18,102,401, 2.625%, 01/31/2026, with a total market value of $70,999,350)
(Cost $70,997,616)	$70,997,616	70,997,616
TOTAL INVESTMENTS — 114.2%
(Cost $833,598,949)		$696,253,049

Percentages are based on Net Assets of $609,813,577.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $66,909,646.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $89,299,149.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$606,953,900	$—	$—	$606,953,900
Short-Term Investment	18,301,533	—	—	18,301,533
Repurchase Agreement	—	70,997,616	—	70,997,616
Total Investments in Securities	$625,255,433	$70,997,616	$—	$696,253,049

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2019, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA— 8.7%
Materials — 8.7%
Incitec Pivot	211,415	$510,247
Nufarm	122,812	558,782
TOTAL AUSTRALIA		1,069,029
BELGIUM— 3.0%
Materials — 3.0%
Tessenderlo Group *	10,492	372,607
CANADA— 4.8%
Materials — 4.8%
Nutrien	11,372	589,425
CHILE— 4.8%
Materials — 4.8%
Sociedad Quimica y Minera de Chile ADR	13,729	585,679
GERMANY— 5.0%
Materials — 5.0%
K+S	31,703	617,690
HONG KONG— 2.7%
Materials — 2.7%
China BlueChemical	750,201	243,798
Sinofert Holdings *	751,865	88,154
TOTAL HONG KONG		331,952
ISRAEL— 8.3%
Materials — 8.3%
Israel Chemicals	97,818	566,729
The Israel Corp	1,581	455,165
TOTAL ISRAEL		1,021,894
JAPAN— 1.2%
Materials — 1.2%
Taki Chemical	3,022	146,615
MALAYSIA— 4.5%
Materials — 4.5%
Petronas Chemicals Group	271,700	560,514
NETHERLANDS— 4.0%
Materials — 4.0%
OCI *	23,129	490,446
NORWAY— 4.9%
Materials — 4.9%
Yara International	14,466	597,806

Schedule of Investments (Unaudited)	January 31, 2019

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
POLAND— 2.3%
Materials — 2.3%
Grupa Azoty	28,134	$280,154
RUSSIA— 5.2%
Materials — 5.2%
PhosAgro PJSC GDR	46,688	635,891
SINGAPORE— 5.2%
Consumer Staples — 5.2%
Wilmar International	257,400	637,446
SOUTH AFRICA— 1.2%
Materials — 1.2%
Omnia Holdings	23,920	152,299
SOUTH KOREA— 1.8%
Materials — 1.8%
KG Chemical	2,940	44,259
Namhae Chemical	7,300	92,181
Unid	2,010	85,176
TOTAL SOUTH KOREA		221,616
TAIWAN— 3.5%
Materials — 3.5%
All Cosmos Bio-Tech Holding	12,800	24,207
Taiwan Fertilizer	289,397	408,358
TOTAL TAIWAN		432,565
TURKEY— 0.2%
Materials — 0.2%
Gubre Fabrikalari	32,855	20,313
UNITED KINGDOM— 4.0%
Materials — 4.0%
Sirius Minerals *	1,910,323	494,794
UNITED STATES— 23.7%
Industrials — 4.2%
SiteOne Landscape Supply *	9,653	514,505
Materials — 19.5%
CF Industries Holdings	12,938	564,744
Compass Minerals International	11,602	606,204
Intrepid Potash *	40,760	126,764
Mosaic	16,619	536,461
Rentech Escrow Shares *(A) (B) (C)	7,168	—

Schedule of Investments (Unaudited)	January 31, 2019

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	7,712	$573,387
		2,407,560
TOTAL UNITED STATES		2,922,065
TOTAL COMMON STOCK
(Cost $12,827,467)		12,180,800

MASTER LIMITED PARTNERSHIP — 0.9%
UNITED STATES— 0.9%
Materials — 0.9%
CVR Partners
(Cost $218,414)	31,806	114,502
TOTAL INVESTMENTS — 99.9%
(Cost $13,045,881)		$12,295,302

Percentages are based on Net Assets of $12,306,553.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2019 was $0 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2019, was $0 and represents 0.0% of net assets.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

Schedule of Investments (Unaudited)	January 31, 2019

Global X Fertilizers/Potash ETF

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Australia	$1,069,029	$—	$—		$1,069,029
Belgium	372,607	—	—		372,607
Canada	589,425	—	—		589,425
Chile	585,679	—	—		585,679
Germany	617,690	—	—		617,690
Hong Kong	331,952	—	—		331,952
Israel	1,021,894	—	—		1,021,894
Japan	146,615	—	—		146,615
Malaysia	560,514	—	—		560,514
Netherlands	490,446	—	—		490,446
Norway	597,806	—	—		597,806
Poland	280,154	—	—		280,154
Russia	635,891	—	—		635,891
Singapore	637,446	—	—		637,446
South Africa	152,299	—	—		152,299
South Korea	221,616	—	—		221,616
Taiwan	432,565	—	—		432,565
Turkey	20,313	—	—		20,313
United Kingdom	494,794	—	—		494,794
United States	2,922,065	—	—	(2)	2,922,065
Total Common Stock	12,180,800	—	—		12,180,800
Master Limited Partnership
United States	114,502	—	—		114,502
Total Master Limited Partnership	114,502	—	—		114,502
Total Investments in Securities	$12,295,302	$—	$—		$12,295,302

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2) Amounts designated as " — " are either $0 or have been rounded to $0.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-2000

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 10.3%
Communication Services — 1.7%
Nine Entertainment Holdings	7,612,313	$8,076,003
Southern Cross Media Group	10,166,381	7,783,457
		15,859,460
Consumer Discretionary — 1.6%
Harvey Norman Holdings	3,074,469	7,554,694
Super Retail Group	1,465,994	7,792,496
		15,347,190
Financials — 4.4%
Bank of Queensland	1,046,668	7,761,520
Bendigo and Adelaide Bank	1,117,979	8,787,579
Commonwealth Bank of Australia	168,666	8,597,728
Genworth Mortgage Insurance Australia	4,870,114	7,883,317
National Australia Bank	440,199	7,658,370
		40,688,514
Health Care — 0.7%
Sigma Healthcare	16,914,404	6,659,894
Industrials — 0.8%
Westpac Banking	428,634	7,672,819
Real Estate — 1.1%
Cromwell Property Group ‡	13,300,608	10,280,026
TOTAL AUSTRALIA		96,507,903
BRAZIL— 1.1%
Consumer Discretionary — 1.1%
Ez Tec Empreendimentos e Participacoes	1,324,800	10,070,197
CANADA— 1.4%
Energy — 0.6%
Peyto Exploration & Development (A)	1,178,020	6,063,668
Financials — 0.8%
Alaris Royalty (A)	505,123	7,234,725
TOTAL CANADA		13,298,393
CZECH REPUBLIC— 0.9%
Financials — 0.9%
Moneta Money Bank	2,523,834	8,602,235
HONG KONG— 1.6%
Consumer Discretionary — 0.8%
Giordano International	15,450,100	7,757,834
Industrials — 0.8%
Hutchison Port Holdings Trust	28,547,382	7,136,845
TOTAL HONG KONG		14,894,679

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA— 1.0%
Energy — 1.0%
Indo Tambangraya Megah	5,967,300	$9,737,301
MEXICO— 1.1%
Real Estate — 1.1%
PLA Administradora Industrial S de RL ‡	7,260,874	10,409,609
MONACO— 0.9%
Industrials — 0.9%
Costamare	1,625,966	8,259,907
NETHERLANDS— 1.7%
Communication Services — 0.8%
VEON ADR	2,828,006	7,154,855
Real Estate — 0.9%
Wereldhave ‡ (A)	267,770	8,596,907
TOTAL NETHERLANDS		15,751,762
NEW ZEALAND— 2.2%
Communication Services — 1.2%
Spark New Zealand	4,161,278	11,703,820
Industrials — 1.0%
Air New Zealand	4,680,000	9,121,415
TOTAL NEW ZEALAND		20,825,235
NORWAY— 1.8%
Energy — 1.8%
Ocean Yield	1,134,548	8,148,650
Ship Finance International	687,617	8,361,423
TOTAL NORWAY		16,510,073
PORTUGAL— 1.0%
Industrials — 1.0%
CTT-Correios de Portugal	2,537,127	9,158,694
RUSSIA— 3.1%
Energy — 1.1%
Tatneft PJSC ADR	142,920	10,487,470
Materials — 2.0%
Novolipetsk Steel PJSC GDR	386,468	9,043,351
Severstal PJSC GDR	644,989	9,842,532
		18,885,883
TOTAL RUSSIA		29,373,353
SINGAPORE— 4.2%
Communication Services — 0.7%
StarHub	5,256,906	6,958,906

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.5%
Cache Logistics Trust ‡	17,139,600	$9,304,955
CapitaLand Retail China Trust ‡	8,466,000	9,444,093
Frasers Commercial Trust ‡	7,058,200	7,821,156
Lippo Malls Indonesia Retail Trust ‡	34,336,100	6,128,483
		32,698,687
TOTAL SINGAPORE		39,657,593
SOUTH AFRICA— 3.5%
Real Estate — 3.5%
Arrowhead Properties ‡	17,023,403	5,836,962
Emira Property Fund ‡	7,853,483	9,350,793
Fortress, Cl B ‡	7,599,877	8,882,750
Redefine Properties ‡	10,352,050	8,230,153
TOTAL SOUTH AFRICA		32,300,658
THAILAND— 0.9%
Communication Services — 0.9%
Jasmine International NVDR	53,304,400	8,701,366
TURKEY— 0.7%
Utilities — 0.7%
Aygaz	2,640,128	6,212,786
UNITED KINGDOM— 8.2%
Consumer Discretionary — 0.9%
Marston's	6,423,915	7,968,629
Financials — 0.7%
Saga	4,449,742	6,386,041
Industrials — 1.9%
Galliford Try	947,633	8,838,092
Go-Ahead Group	358,915	8,493,661
		17,331,753
Materials — 1.8%
Centamin	4,724,198	7,314,366
Highland Gold Mining	4,322,986	9,354,528
		16,668,894
Real Estate — 0.9%
RDI ‡	20,553,309	8,394,899
Utilities — 2.0%
Centrica	5,653,739	10,144,304
SSE	540,614	8,320,421
		18,464,725
TOTAL UNITED KINGDOM		75,214,941

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 54.1%
Communication Services — 3.9%
CenturyLink	566,512	$8,678,964
Consolidated Communications Holdings	869,788	9,289,336
National CineMedia	1,420,883	9,818,302
New Media Investment Group	651,790	8,909,969
		36,696,571
Consumer Discretionary — 0.8%
GameStop, Cl A (A)	645,962	7,325,209
Consumer Staples — 0.6%
Vector Group	533,964	5,873,604
Energy — 1.0%
Targa Resources	212,962	9,159,495
Financials — 20.8%
AGNC Investment ‡	545,631	9,772,251
Annaly Capital Management ‡	1,017,449	10,622,168
Apollo Commercial Real Estate Finance ‡	556,134	10,121,639
Arbor Realty Trust ‡	1,221,377	14,607,669
Armour Residential ‡	451,116	9,482,458
Artisan Partners Asset Management, Cl A	294,124	6,858,972
Blackstone Mortgage Trust, Cl A ‡	323,489	11,157,136
Chimera Investment ‡	606,778	11,546,985
Invesco Mortgage Capital ‡	641,989	10,336,023
Ladder Capital, Cl A ‡	693,732	12,008,501
MFA Financial ‡	1,408,715	10,325,881
New Residential Investment ‡	611,491	10,383,117
New York Mortgage Trust ‡	1,826,733	11,471,883
PennyMac Mortgage Investment Trust ‡	596,565	12,074,476
Redwood Trust ‡	672,170	10,842,102
Starwood Property Trust ‡	513,600	11,340,288
Two Harbors Investment ‡	1,446,532	21,104,902
		194,056,451
Real Estate — 25.8%
Ashford Hospitality Trust ‡	1,727,992	8,553,560
CoreCivic ‡	437,901	8,701,093
EPR Properties ‡	104,049	7,601,820
Gaming and Leisure Properties ‡	300,323	11,262,112
GEO Group ‡	481,463	10,856,991
Global Net Lease ‡	635,134	12,315,248
Hospitality Properties Trust ‡	382,222	10,190,039
Independence Realty Trust ‡	1,223,998	12,790,779
Industrial Logistics Properties Trust ‡	259,955	5,586,433
Iron Mountain ‡	202,250	7,523,700

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
Kimco Realty ‡	426,893	$7,261,450
Kite Realty Group Trust ‡	684,623	11,385,280
Lexington Realty Trust ‡	1,266,999	12,175,860
Medical Properties Trust ‡	812,630	14,789,866
Office Properties Income Trust ‡	301,189	9,647,084
Omega Healthcare Investors ‡ (A)	394,153	15,841,009
Pennsylvania Real Estate Investment Trust ‡ (A)	993,764	7,324,041
Retail Value ‡	71,477	2,173,616
RPT Realty ‡	523,647	6,854,539
Sabra Health Care ‡	612,467	12,580,072
Senior Housing Properties Trust ‡	645,458	8,887,957
Spirit MTA ‡	134,877	1,054,738
Uniti Group ‡	686,653	13,671,261
VEREIT ‡	1,491,746	12,053,308
Washington Prime Group ‡	1,685,978	9,576,355
		240,658,211
Utilities — 1.2%
Pattern Energy Group, Cl A	545,969	11,618,220
TOTAL UNITED STATES		505,387,761
TOTAL COMMON STOCK
(Cost $1,010,878,457)		930,874,446

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $5,568,921)	5,568,921	5,568,921

REPURCHASE AGREEMENT(B) — 2.3%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $21,676,243 (collateralized by U.S. Treasury Obligations, ranging in par value $366,956 - $5,526,446, 2.625%, 1/31/2026, with a total market value of $21,675,249)
(Cost $21,674,720)	$21,674,720	21,674,720
TOTAL INVESTMENTS — 102.6%
(Cost $1,038,122,098)		$958,118,087

Percentages are based on Net Assets of $934,119,946.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $26,133,399.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $27,243,641.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® ETF

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$930,874,446	$—	$—	$930,874,446
Short-Term Investment	5,568,921	—	—	5,568,921
Repurchase Agreement	—	21,674,720	—	21,674,720
Total Investments in Securities	$936,443,367	$21,674,720	$—	$958,118,087

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 81.6%
UNITED STATES— 81.6%
Communication Services — 8.6%
AMC Entertainment Holdings, Cl A	666,555	$9,765,031
AT&T	242,142	7,278,788
National CineMedia	1,320,548	9,124,987
Verizon Communications	180,411	9,933,430
		36,102,236
Consumer Discretionary — 6.4%
Brinker International	270,215	10,949,112
H&R Block	325,614	7,681,234
Six Flags Entertainment	133,635	8,230,580
		26,860,926
Consumer Staples — 12.5%
Altria Group	139,756	6,896,958
B&G Foods (A)	285,536	7,612,390
Flowers Foods	419,948	8,256,178
General Mills	156,510	6,955,304
Philip Morris International	87,383	6,704,024
Universal	180,491	10,414,331
Vector Group	493,340	5,426,740
		52,265,925
Energy — 2.0%
Exxon Mobil	115,937	8,495,863
Financials — 22.2%
AGNC Investment ‡	498,443	8,927,114
Annaly Capital Management ‡	1,439,502	15,028,401
Apollo Commercial Real Estate Finance ‡	511,220	9,304,204
Armour Residential ‡	411,111	8,641,553
Chimera Investment ‡	551,443	10,493,960
MFA Financial ‡	1,306,362	9,575,634
New York Mortgage Trust ‡	1,755,610	11,025,231
PennyMac Mortgage Investment Trust ‡	545,905	11,049,117
Two Harbors Investment ‡	630,646	9,201,125
		93,246,339
Health Care — 2.5%
Pfizer	242,853	10,309,110
Industrials — 1.5%
General Electric	601,672	6,112,988
Real Estate — 2.6%
Colony Capital ‡	919,667	5,582,379
Global Net Lease ‡	275,168	5,335,507
		10,917,886

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 23.3%
AES	674,951	$11,062,447
Avangrid	177,931	8,873,419
Clearway Energy, Cl C	548,571	8,277,936
Consolidated Edison	114,680	8,904,902
Duke Energy	116,466	10,223,385
Entergy	116,726	10,410,792
FirstEnergy	267,772	10,496,662
Pattern Energy Group, Cl A	495,441	10,542,985
PPL	292,798	9,170,433
Southern	203,876	9,908,374
		97,871,335
TOTAL UNITED STATES		342,182,608
TOTAL COMMON STOCK
(Cost $337,479,632)		342,182,608

MASTER LIMITED PARTNERSHIPS — 17.9%
CANADA— 1.9%
Utilities — 1.9%
Brookfield Renewable Partners	275,416	7,942,997
UNITED STATES— 16.0%
Consumer Discretionary — 1.7%
Cedar Fair	128,631	7,113,294
Energy — 8.9%
Delek Logistics Partners	305,140	9,215,228
PBF Logistics	439,615	9,649,549
Phillips 66 Partners	176,118	8,633,304
Transmontaigne Partners	236,243	9,655,252
		37,153,333
Financials — 2.0%
Compass Diversified Holdings	551,466	8,343,680
Industrials — 1.9%
Fortress Transportation & Infrastructure Investors	551,049	8,127,973
Utilities — 1.5%
AmeriGas Partners	211,972	6,537,217
TOTAL UNITED STATES		67,275,497
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $75,136,350)		75,218,494

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $920,914)	920,914	920,914

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.9%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $3,584,528 (collateralized by U.S. Treasury Obligations, ranging in par value $60,682 - $913,890, 2.625%, 1/31/2026, with a total market value of $3,584,364)
(Cost $3,584,276)	$3,584,276	$3,584,276
TOTAL INVESTMENTS — 100.6%
(Cost $417,121,172)		$421,906,292

Percentages are based on Net Assets of $419,183,745.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $4,566,858.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $4,505,190.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$342,182,608	$—	$—	$342,182,608
Master Limited Partnerships	75,218,494	—	—	75,218,494
Short-Term Investment	920,914	—	—	920,914
Repurchase Agreement	—	3,584,276	—	3,584,276
Total Investments in Securities	$418,322,016	$3,584,276	$—	$421,906,292

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 98.1%
BRAZIL— 5.8%
Financials — 2.8%
Itausa - Investimentos Itau	152,815	$566,323
Utilities — 3.0%
Engie Brasil Energia	51,921	596,493
TOTAL BRAZIL		1,162,816
CHINA— 2.9%
Financials — 1.4%
Anxin Trust, Cl A	453,500	271,201
Industrials — 1.5%
Fangda Carbon New Material, Cl A	107,700	293,924
TOTAL CHINA		565,125
EGYPT— 3.5%
Consumer Staples — 1.6%
Eastern Tobacco	340,700	324,715
Industrials — 1.9%
ElSewedy Electric	382,955	382,738
TOTAL EGYPT		707,453
HONG KONG— 25.4%
Energy — 1.7%
China Petroleum & Chemical, Cl H	399,200	334,248
Financials — 3.5%
Bank of Communications CO, Cl H	531,480	450,424
China Huarong Asset Management, Cl H	1,222,100	247,638
		698,062
Information Technology — 5.1%
Kingboard Laminates Holdings	370,900	381,928
Lenovo Group	880,900	639,903
		1,021,831
Materials — 1.4%
Sinopec Shanghai Petrochemical, Cl H	604,100	285,625
Real Estate — 11.5%
Agile Group Holdings	274,200	362,725
Guangzhou R&F Properties	174,200	345,882
KWG Group Holdings	426,700	418,722
Sino-Ocean Group Holding	797,400	390,230
SOHO China *	861,130	347,890
Yuzhou Properties	851,200	419,813
		2,285,262
Utilities — 2.2%
China Resources Power Holdings	216,750	433,682
TOTAL HONG KONG		5,058,710

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
INDIA— 5.7%
Energy — 1.7%
Indian Oil	177,995	$342,500
Financials — 2.4%
REC	268,129	470,130
Materials — 1.6%
Vedanta	111,355	308,998
TOTAL INDIA		1,121,628
MEXICO— 2.2%
Real Estate — 2.2%
Fibra Uno Administracion ‡	310,900	428,732
PAKISTAN— 1.9%
Financials — 1.9%
MCB Bank	252,310	379,433
QATAR— 2.6%
Real Estate — 2.6%
Barwa Real Estate	46,825	523,771
RUSSIA— 12.9%
Energy — 4.7%
Gazprom PJSC	181,880	452,264
LUKOIL PJSC	6,074	489,092
		941,356
Financials — 1.6%
Moscow Exchange MICEX-RTS PJSC *	231,870	328,689
Materials — 6.6%
MMC Norilsk Nickel PJSC	2,447	508,095
Novolipetsk Steel PJSC	166,190	385,838
Severstal PJSC	27,178	414,443
		1,308,376
TOTAL RUSSIA		2,578,421
SOUTH AFRICA— 18.7%
Consumer Discretionary — 2.4%
Absa Group	34,200	476,249
Financials — 3.6%
Liberty Holdings	45,030	362,480
MMI Holdings *	277,870	352,415
		714,895
Materials — 2.3%
Kumba Iron Ore	18,210	464,705

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 10.4%
Fortress REIT, Cl A ‡	330,129	$481,385
Growthpoint Properties ‡	205,455	402,085
Hyprop Investments ‡	53,300	361,492
Redefine Properties ‡	489,036	388,797
Resilient REIT ‡	90,200	439,173
		2,072,932
TOTAL SOUTH AFRICA		3,728,781
TAIWAN— 7.6%
Information Technology — 7.6%
AU Optronics	876,700	339,591
Inventec	558,800	430,175
Lite-On Technology	335,800	494,602
Micro-Star International	104,700	252,536
TOTAL TAIWAN		1,516,904
THAILAND— 2.2%
Real Estate — 2.2%
Land & Houses NVDR	1,252,800	429,062
TURKEY— 4.4%
Energy — 2.7%
Tupras Turkiye Petrol Rafinerileri	19,950	535,762
Materials — 1.7%
Eregli Demir ve Celik Fabrikalari	201,759	330,944
TOTAL TURKEY		866,706
UNITED ARAB EMIRATES— 2.3%
Financials — 2.3%
Dubai Islamic Bank PJSC	330,769	459,276
TOTAL COMMON STOCK
(Cost $19,086,137)		19,526,818

PREFERRED STOCK — 1.9%
BRAZIL— 1.9%
Communication Services — 1.9%
Telefonica Brasil(A)
(Cost $346,149)	28,600	382,270
TOTAL INVESTMENTS — 100.0%
(Cost $19,432,286)		$19,909,088

Percentages are based on Net Assets of $19,918,027.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no rate available

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI SuperDividend® Emerging Markets ETF

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 19.6%
Consumer Discretionary — 2.2%
Harvey Norman Holdings	58,627	$144,060
Financials — 11.8%
AMP	72,505	119,479
Australia & New Zealand Banking Group	6,567	119,852
Bank of Queensland	18,112	134,309
Bendigo and Adelaide Bank	17,167	134,937
Commonwealth Bank of Australia	2,673	136,256
National Australia Bank	6,821	118,668
		763,501
Industrials — 1.8%
Westpac Banking	6,488	116,139
Materials — 1.9%
Alumina	68,358	121,119
Real Estate — 1.9%
Stockland ‡	44,589	122,896
TOTAL AUSTRALIA		1,267,715
FINLAND— 2.0%
Utilities — 2.0%
Fortum	5,795	131,792
FRANCE— 10.2%
Communication Services — 2.4%
Eutelsat Communications	7,351	156,045
Energy — 1.9%
Total	2,210	121,671
Health Care — 2.4%
Casino Guichard Perrachon	3,071	151,559
Industrials — 1.6%
Credit Agricole	8,831	100,916
Real Estate — 2.0%
ICADE ‡	1,505	127,100
TOTAL FRANCE		657,291
GERMANY— 4.6%
Communication Services — 4.6%
ProSiebenSat.1 Media	4,433	79,504
RTL Group	1,832	100,397

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Telefonica Deutschland Holding	32,811	$115,206
TOTAL GERMANY		295,107
HONG KONG— 9.7%
Communication Services — 4.8%
HKT Trust & HKT	110,220	162,380
PCCW	242,465	144,304
		306,684
Consumer Discretionary — 2.6%
Yue Yuen Industrial Holdings	49,200	168,040
Utilities — 2.3%
HK Electric Investments & HK Electric Investments	148,570	151,283
TOTAL HONG KONG		626,007
ITALY— 6.0%
Energy — 2.4%
Snam	31,666	151,517
Financials — 3.6%
Intesa Sanpaolo	43,150	98,767
Poste Italiane	15,670	135,106
		233,873
TOTAL ITALY		385,390
NETHERLANDS— 1.7%
Financials — 1.7%
ING Groep	8,998	106,468
NEW ZEALAND— 2.6%
Communication Services — 2.6%
Spark New Zealand	58,418	164,304
NORWAY— 2.3%
Consumer Staples — 2.3%
Mowi	6,746	148,639
PORTUGAL— 1.9%
Utilities — 1.9%
Energias de Portugal	34,316	125,609
SINGAPORE— 2.3%
Real Estate — 2.3%
Ascendas ‡	71,820	146,348
SPAIN— 2.3%
Utilities — 2.3%
Endesa	6,003	150,299

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 4.3%
Financials — 4.3%
Nordea Bank Abp	14,016	$127,298
Skandinaviska Enskilda Banken, Cl A	14,551	152,470
TOTAL SWEDEN		279,768
SWITZERLAND— 2.2%
Financials — 2.2%
Zurich Insurance Group	449	141,068
UNITED KINGDOM— 27.9%
Communication Services — 4.0%
BT Group, Cl A	51,658	157,923
Vodafone Group	53,670	97,837
		255,760
Consumer Discretionary — 9.8%
Barratt Developments	18,531	131,292
Marks & Spencer Group	35,146	133,520
Next	1,808	115,277
Persimmon	3,699	115,563
Taylor Wimpey	61,929	134,538
		630,190
Energy — 3.7%
BP	17,684	120,987
Royal Dutch Shell, Cl A	3,814	118,504
		239,491
Financials — 5.7%
Direct Line Insurance Group	28,140	124,635
HSBC Holdings	14,348	120,586
Legal & General Group	36,724	125,312
		370,533
Industrials — 1.0%
Royal Mail	18,805	66,320
Utilities — 3.7%
Centrica	71,552	128,383
SSE	7,340	112,967
		241,350
TOTAL UNITED KINGDOM		1,803,644
TOTAL COMMON STOCK
(Cost $6,965,921)		6,429,449

TOTAL INVESTMENTS — 99.7%
(Cost $6,965,921)		$6,429,449

Percentages are based on Net Assets of $6,447,200.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI SuperDividend® EAFE ETF

‡	Real Estate Investment Trust

Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 3.3%
Real Estate — 3.3%
Stockland ‡	1,764,284	$4,862,696
CANADA— 1.3%
Real Estate — 1.3%
Dream Global ‡	179,419	1,771,921
H&R Real Estate Investment Trust ‡ (A)	11,620	196,336
TOTAL CANADA		1,968,257
FRANCE— 3.4%
Real Estate — 3.4%
Klepierre ‡	144,778	4,977,107
NETHERLANDS— 3.4%
Real Estate — 3.4%
Unibail-Rodamco-Westfield ‡	27,483	4,956,085
Wereldhave ‡ (A)	–	—
TOTAL NETHERLANDS		4,956,085
UNITED STATES— 88.5%
Financials — 57.2%
AGNC Investment ‡	261,254	4,679,059
Annaly Capital Management ‡	717,224	7,487,820
Apollo Commercial Real Estate Finance ‡	264,692	4,817,394
Arbor Realty Trust ‡	379,728	4,541,547
Armour Residential ‡	222,372	4,674,259
Blackstone Mortgage Trust, Cl A ‡	158,231	5,457,388
Chimera Investment ‡	284,335	5,410,895
Colony Credit Real Estate ‡	97,021	1,621,221
Granite Point Mortgage Trust ‡	231,289	4,514,761
Invesco Mortgage Capital ‡	293,896	4,731,726
KKR Real Estate Finance Trust ‡	83,319	1,718,038
Ladder Capital, Cl A ‡	322,311	5,579,204
MFA Financial ‡	593,931	4,353,514
New Residential Investment ‡	187,387	3,181,831
New York Mortgage Trust ‡	509,415	3,199,126
PennyMac Mortgage Investment Trust ‡	111,293	2,252,570
Redwood Trust ‡	331,525	5,347,498
Starwood Property Trust ‡	241,301	5,327,926
Two Harbors Investment ‡	325,759	4,752,824
		83,648,601
Real Estate — 31.3%
Apple Hospitality REIT ‡	305,996	5,021,394
Chatham Lodging Trust ‡	91,320	1,845,577
Gaming and Leisure Properties ‡	130,577	4,896,638

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® REIT ETF

	Shares/ Face
	Amount	Value
COMMON STOCK — continued
Real Estate — continued
Hospitality Properties Trust ‡	181,063	$4,827,140
Independence Realty Trust ‡	461,392	4,821,546
Lexington Realty Trust ‡	552,573	5,310,227
Omega Healthcare Investors ‡	121,507	4,883,366
Park Hotels & Resorts ‡	167,007	5,021,900
VEREIT ‡	674,188	5,447,439
WP Carey ‡	48,605	3,640,028
		45,715,255
TOTAL UNITED STATES		129,363,856
TOTAL COMMON STOCK
(Cost $142,710,657)		146,128,001

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $1,036,529)	1,036,529	1,036,529

REPURCHASE AGREEMENT(B) — 2.8%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $4,034,542 (collateralized by U.S. Treasury Obligations, ranging in par value $68,301 - $1,028,623, 2.625%, 1/31/2026, with a total market value of $4,034,357)
(Cost $4,034,258)	$4,034,258	4,034,258
TOTAL INVESTMENTS — 103.4%
(Cost $147,781,444)		$151,198,788

Percentages are based on Net Assets of $146,272,610.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $4,729,438.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $5,070,787.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$146,128,001	$—	$—	$146,128,001
Short-Term Investment	1,036,529	—	—	1,036,529
Repurchase Agreement	—	4,034,258	—	4,034,258
Total Investments in Securities	$147,164,530	$4,034,258	$—	$151,198,788

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperDividend® REIT ETF

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
BERMUDA— 1.3%
Financials — 1.3%
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	95,240	$2,422,906
GERMANY— 5.5%
Financials — 5.5%
Deutsche Bank Contingent Capital Trust II, 6.550%(A)	146,148	3,665,392
Deutsche Bank Contingent Capital Trust V, 8.050%	251,835	6,351,279
TOTAL GERMANY		10,016,671
NETHERLANDS— 9.0%
Financials — 9.0%
Aegon, 6.375%	239,919	6,125,132
ING Groep, 6.375%	240,096	6,129,651
ING Groep, 6.125%	160,083	4,050,100
TOTAL NETHERLANDS		16,304,883
UNITED KINGDOM— 4.8%
Financials — 4.8%
HSBC Holdings, 6.200%	343,104	8,697,686
UNITED STATES— 78.8%
Consumer Staples — 1.9%
CHS, Ser 4, 7.500%	124,273	3,350,400
Energy — 1.7%
Nabors Industries, 6.000%	33,566	791,822
NuStar Logistics, 9.521%, VAR ICE LIBOR USD 3 Month+6.734%	94,391	2,359,775
		3,151,597
Financials — 58.7%
Allstate, Ser E, 6.625%	176,604	4,480,443
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	171,330	4,326,082
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%‡	101,107	2,409,380
Apollo Global Management, 6.375%	72,475	1,758,968
Assurant, 6.500%	16,569	1,727,650
Bank of America, 6.625%	130,007	3,355,481
Bank of America, 6.500%	130,359	3,380,209
Bank of America, 6.200%	130,013	3,440,144
Capital One Financial, Ser B, 6.000%	209,566	5,297,828
Charles Schwab, 5.950%	177,402	4,626,644
Chimera Investment, 7.750%, VAR ICE LIBOR USD 3 Month+4.743%‡	58,717	1,457,356
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	119,122	3,097,172
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	75,774	2,008,011
Citigroup Capital XIII, 9.121%, VAR ICE LIBOR USD 3 Month+6.370%	176,296	4,573,118
GMAC Capital Trust I, Ser 2, 8.401%, VAR ICE LIBOR USD 3 Month+5.785%	388,371	10,140,367

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperIncomeTM Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	168,331	$4,454,038
Goldman Sachs Group, 6.300%	160,817	4,200,540
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	142,264	4,064,482
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%‡	67,167	1,610,665
JPMorgan Chase, 6.300%	117,904	3,030,133
JPMorgan Chase, 6.150%	154,365	4,022,752
JPMorgan Chase, Ser T, 6.700%	122,453	3,087,040
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	138,391	3,636,916
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	119,870	3,332,386
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	117,858	3,182,166
Regions Financial, Ser A, 6.375%	117,911	2,983,148
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	265,802	7,224,498
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	201,481	5,599,157
		106,506,774
Industrials — 1.4%
Pitney Bowes, 6.700%	104,205	2,521,761
Information Technology — 1.3%
Belden, 6.750%	31,961	2,341,782
Real Estate — 5.5%
CBL & Associates Properties, Ser D, 7.375%‡ (A)	109,679	1,605,701
QTS Realty Trust, 6.500%‡	18,859	1,967,182
VEREIT, Ser F, 6.700%‡	253,734	6,378,873
		9,951,756
Utilities — 8.3%
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	104,765	2,592,934
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	107,226	2,572,352
Sempra Energy, 6.750%	24,515	2,500,775
Sempra Energy, 6.000%	74,106	7,435,055
		15,101,116
TOTAL UNITED STATES		142,925,186
TOTAL PREFERRED STOCK
(Cost $183,857,332)		180,367,332

SHORT-TERM INVESTMENT(B) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $428,463)	428,463	428,463

Schedule of Investments (Unaudited)	January 31, 2019

Global X SuperIncomeTM Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B)(C) — 0.9%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $1,667,734 (collateralized by U.S. Treasury Obligations, ranging in par value $28,233 - $425,195, 2.625%, 1/31/2026, with a total market value of $1,667,657)
(Cost $1,667,617)	$1,667,617	$1,667,617

TOTAL INVESTMENTS — 100.6%
(Cost $185,953,412)		$182,463,412

Percentages are based on Net Assets of $181,414,971

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $2,065,068.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $2,096,080.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR – Variable Rate

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$180,367,332	$—	$—	$180,367,332
Short-Term Investment	428,463	—	—	428,463
Repurchase Agreement	—	1,667,617	—	1,667,617
Total Investments in Securities	$180,795,795	$1,667,617	$—	$182,463,412

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments (Unaudited)	January 31, 2019

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — 94.4%
AUSTRALIA— 6.3%
Utilities — 6.3%
AGL Energy	65,586	$1,024,348
BRAZIL— 6.8%
Utilities — 6.8%
Engie Brasil Energia	96,500	1,108,633
CANADA— 10.0%
Utilities — 10.0%
Algonquin Power & Utilities	56,514	624,395
Boralex	10,705	152,346
Innergex Renewable Energy	16,002	175,214
Northland Power	21,141	384,251
TransAlta Renewables	31,477	279,465
TOTAL CANADA		1,615,671
CHILE— 11.2%
Utilities — 11.2%
Enel America	5,196,245	1,066,010
Enel Chile	7,039,518	744,712
TOTAL CHILE		1,810,722
DENMARK— 11.6%
Industrials — 5.8%
Vestas Wind Systems	11,395	942,156
Utilities — 5.8%
Orsted	13,120	945,655
TOTAL DENMARK		1,887,811
HONG KONG— 4.1%
Industrials — 0.6%
Xinjiang Goldwind Science & Technology, Cl H	78,200	93,580
Information Technology — 2.4%
Xinyi Solar Holdings	920,000	386,914
Utilities — 1.1%
Huaneng Renewables, Cl H	605,300	173,567
TOTAL HONG KONG		654,061
ITALY— 5.3%
Utilities — 5.3%
ACEA	25,559	390,644
ERG	18,042	354,008

Schedule of Investments (Unaudited)	January 31, 2019

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Falck Renewables	35,065	$112,457
TOTAL ITALY		857,109
NEW ZEALAND— 9.2%
Utilities — 9.2%
Contact Energy	86,012	360,335
Mercury NZ	163,530	400,389
Meridian Energy	298,525	728,843
TOTAL NEW ZEALAND		1,489,567
PORTUGAL— 5.9%
Utilities — 5.9%
Energias de Portugal	260,934	955,111
RUSSIA— 2.5%
Utilities — 2.5%
RusHydro PJSC	51,163,500	400,845
THAILAND— 0.8%
Utilities — 0.8%
BCPG NVDR	235,900	126,850
UNITED KINGDOM— 1.4%
Utilities — 1.4%
Renewables Infrastructure Group	141,108	219,031
UNITED STATES— 19.3%
Energy — 0.4%
Green Plains	4,983	70,808
Real Estate — 1.0%
Hannon Armstrong Sustainable Infrastructure Capital ‡	7,400	167,166
Utilities — 17.9%
Atlantica Yield	12,059	216,941
Avista	7,883	329,904
Clearway Energy, Cl A	4,162	61,181
Hawaiian Electric Industries	13,074	486,222
IDACORP	6,052	590,070
NextEra Energy Partners	6,719	269,835
NorthWestern	6,040	386,016
Pattern Energy Group, Cl A	11,804	251,189
TerraForm Power, Cl A	25,088	298,045
		2,889,403
TOTAL UNITED STATES		3,127,377
TOTAL COMMON STOCK
(Cost $14,203,590)		15,277,136

Schedule of Investments (Unaudited)	January 31, 2019

Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 3.9%
CANADA— 3.9%
Utilities — 3.9%
Brookfield Renewable Partners	21,702	$623,976
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $606,712)		623,976

CLOSED-END FUND — 1.5%
Greencoat UK Wind	136,145	239,624
TOTAL CLOSED-END FUND
(Cost $210,927)		239,624

TOTAL INVESTMENTS — 99.8%
(Cost $15,021,229)		$16,140,736

Percentages are based on Net Assets of $16,178,531.

‡	Real Estate Investment Trust

Cl — Class

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Social Media ETF

	Shares	Value
COMMON STOCK — 98.7%
CHINA— 17.6%
Communication Services — 17.6%
Baidu ADR *	31,636	$5,461,323
Bilibili ADR *	118,760	2,186,371
Changyou.com ADR *	11,715	237,229
HUYA ADR *	23,664	496,471
Momo ADR *	99,253	3,020,269
NetEase ADR	28,796	7,254,576
SINA *	44,345	2,723,670
Weibo ADR *	20,372	1,235,765
YY ADR *	24,262	1,684,511
TOTAL CHINA		24,300,185
GERMANY— 2.8%
Communication Services — 2.8%
United Internet	83,495	3,313,932
XING	1,844	553,306
TOTAL GERMANY		3,867,238
HONG KONG— 11.9%
Communication Services — 11.9%
Tencent Holdings	372,615	16,430,447
JAPAN— 7.2%
Communication Services — 7.2%
DeNA	74,671	1,317,360
Gree	78,835	357,123
Kakaku.com	91,900	1,607,807
LINE *	29,650	1,031,198
Mixi	26,930	681,230
Nexon *	324,484	4,955,365
TOTAL JAPAN		9,950,083
RUSSIA— 5.6%
Communication Services — 5.6%
Mail.Ru Group GDR *	74,871	1,847,816
Yandex, Cl A *	176,968	5,942,586
TOTAL RUSSIA		7,790,402
SOUTH KOREA— 10.4%
Communication Services — 10.4%
AfreecaTV	4,983	185,410
Com2uSCorp	6,026	620,662
Kakao	33,461	2,986,274
NAVER	86,245	10,541,787
TOTAL SOUTH KOREA		14,334,133

Schedule of Investments (Unaudited)	January 31, 2019

Global X Social Media ETF

	Shares/Face
	Amount	Value
COMMON STOCK — continued
TAIWAN— 0.2%
Consumer Discretionary — 0.2%
PChome Online *	60,544	$266,050
UNITED STATES— 43.0%
Communication Services — 42.2%
Alphabet, Cl A *	5,633	6,342,138
ANGI Homeservices, Cl A *	44,704	759,968
Facebook, Cl A *	83,900	13,985,291
Glu Mobile *	78,022	759,934
IAC *	30,758	6,498,550
Match Group *	36,544	1,954,739
Meet Group *	48,806	282,099
Snap, Cl A * (A)	398,218	2,660,096
Spotify Technology *	39,866	5,399,850
Twitter *	452,692	15,192,343
Yelp, Cl A *	56,700	2,065,014
Zynga, Cl A *	536,558	2,403,780
		58,303,802
Consumer Discretionary — 0.8%
Groupon, Cl A *	311,548	1,174,536
TOTAL UNITED STATES		59,478,338
TOTAL COMMON STOCK
(Cost $135,912,121)		136,416,876

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $474,455)	474,455	474,455

REPURCHASE AGREEMENT(B) — 1.3%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $1,846,751 (collateralized by U.S. Treasury Obligations, ranging in par value $31,264 - $470,837, 2.625%, 1/31/2026, with a total market value of $1,846,666)
(Cost $1,846,621)	$1,846,621	1,846,621
TOTAL INVESTMENTS — 100.4%
(Cost $138,233,197)		$138,737,952

Percentages are based on Net Assets of $138,230,689.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $2,308,029.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $2,321,076.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Social Media ETF

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$136,416,876	$—	$—	$136,416,876
Short-Term Investment	474,455	—	—	474,455
Repurchase Agreement	—	1,846,621	—	1,846,621
Total Investments in Securities	$136,891,331	$1,846,621	$—	$138,737,952

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 25.8%
Communication Services — 8.1%
58.com ADR *	1,078	$68,345
NetEase ADR	248	62,479
		130,824
Consumer Discretionary — 17.5%
Alibaba Group Holding ADR *	399	67,228
Baozun ADR *	684	24,487
Ctrip.com International ADR *	2,007	66,833
JD.com ADR *	2,701	67,120
Vipshop Holdings ADR *	7,506	57,721
		283,389
Consumer Services — 0.2%
Fang Holdings ADR *	2,393	4,044
TOTAL CHINA		418,257
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Rocket Internet *	841	21,249
JAPAN— 7.9%
Consumer Discretionary — 0.3%
ASKUL	220	4,433
Consumer Services — 3.6%
Rakuten	7,780	58,548
Technology — 3.7%
Yahoo Japan	22,100	59,499
Telecommunication Services — 0.3%
ValueCommerce	370	5,735
TOTAL JAPAN		128,215
SOUTH KOREA— 0.3%
Information Technology — 0.3%
Cafe24 *	50	4,970
TAIWAN— 0.3%
Consumer Discretionary — 0.3%
PChome Online	1,000	4,394
UNITED KINGDOM— 6.1%
Consumer Services— 6.1%
ASOS *	724	31,429
Ocado Group *	5,250	68,453
TOTAL UNITED KINGDOM		99,882

Schedule of Investments (Unaudited)	January 31, 2019

Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 58.1%
Communication Services — 6.1%
TripAdvisor *	1,067	$61,224
Yelp, Cl A *	1,031	37,549
		98,773
Consumer Discretionary — 40.6%
Amazon.com *	37	63,593
Booking Holdings *	35	64,148
eBay	1,970	66,291
Etsy *	1,144	62,520
Expedia Group	517	61,652
Groupon, Cl A *	5,841	22,021
MercadoLibre	175	63,700
Nutrisystem	374	16,235
PetMed Express	197	4,665
Qurate Retail, Cl A *	2,845	61,879
Shutterstock	118	4,721
Stamps.com *	223	41,496
Wayfair, Cl A *	636	69,617
Williams-Sonoma	1,037	56,444
		658,982
Consumer Goods — 0.3%
Lands' End *	292	5,227
Consumer Services — 1.5%
Overstock.com *	312	5,413
Shutterfly *	429	19,717
		25,130
Financials — 0.4%
eHealth *	105	6,422
Industrials — 4.0%
CoStar Group *	166	64,863
Information Technology — 5.2%
LivePerson *	742	17,415
Shopify, Cl A *	399	67,219
		84,634
TOTAL UNITED STATES		944,031
TOTAL COMMON STOCK
(Cost $1,503,763)		1,620,998
TOTAL INVESTMENTS — 99.8%
(Cost $1,503,763)		$1,620,998

Percentages are based on Net Assets of $1,623,457.

*	Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2019

Global X E-commerce ETF

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X | JPMorgan Efficiente Index ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
iShares 1-3 Year Treasury Bond ETF, Cl 3	29,348	$2,460,243
iShares 20+ Year Treasury Bond ETF	8,034	979,907
iShares Gold Trust *	39,932	504,740
iShares iBoxx Investment Grade Corporate Bond ETF	8,671	1,011,212
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,891,295)		4,956,102

TOTAL INVESTMENTS — 100.0%
(Cost $4,891,295)		$4,956,102

Percentages are based on Net Assets of $4,955,625.

*	Non-income producing security.

Cl — Class

ETF — Exchange Traded Fund

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X | JPMorgan US Sector Rotator Index ETF

	Shares	Value
EXCHANGE TRADED FUND — 99.9%
iShares 1-3 Year Treasury Bond ETF, Cl 3	41,130	$3,447,928
TOTAL EXCHANGE TRADED FUND
(Cost $3,439,908)		3,447,928

TOTAL INVESTMENTS — 99.9%
(Cost $3,439,908)		$3,447,928

Percentages are based on Net Assets of $3,450,028.

Cl — Class

ETF — Exchange Traded Fund

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — 98.2%
CANADA— 3.5%
Consumer Discretionary — 1.8%
Restaurant Brands International	15,688	$982,853
Materials — 1.7%
Teck Resources, Cl B	38,682	942,293
TOTAL CANADA		1,925,146
CHINA— 3.1%
Communication Services — 1.4%
Baidu ADR *	4,457	769,412
Consumer Discretionary — 1.7%
Alibaba Group Holding ADR *	5,437	916,080
TOTAL CHINA		1,685,492
UNITED STATES— 91.6%
Communication Services — 11.5%
Alphabet, Cl A *	793	892,831
Charter Communications, Cl A *	2,667	882,910
Facebook, Cl A *	5,905	984,304
IAC *	4,579	967,451
Liberty Global *	34,569	814,446
Netflix *	2,896	983,192
Twenty-First Century Fox, Cl A	17,595	867,610
		6,392,744
Consumer Discretionary — 9.9%
Amazon.com *	525	902,333
AutoNation *	22,313	864,629
General Motors	24,067	939,094
Groupon, Cl A *	297,967	1,123,336
Hilton Worldwide Holdings	11,653	867,916
LKQ *	30,557	801,204
		5,498,512
Consumer Staples — 9.1%
Constellation Brands, Cl A	4,253	738,576
Coty, Cl A	97,380	755,669
Herbalife Nutrition *	15,500	925,350
Mondelez International, Cl A	19,332	894,298
Post Holdings *	9,340	866,939
Procter & Gamble	9,052	873,246
		5,054,078
Energy — 4.6%
Cabot Oil & Gas	33,129	826,569
Cheniere Energy *	13,979	917,721
Hess	14,721	794,934
		2,539,224

Schedule of Investments (Unaudited)	January 31, 2019

Global X Guru Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 12.0%
Arch Capital Group *	30,014	$880,911
Berkshire Hathaway, Cl B *	3,908	803,250
CIT Group	18,280	844,354
Citigroup	12,996	837,722
Citizens Financial Group	22,951	778,498
Investors Bancorp	69,107	838,959
JPMorgan Chase	7,718	798,813
Liberty Broadband, Cl C *	10,355	880,382
		6,662,889
Health Care — 12.1%
ABIOMED *	2,648	929,634
Baxter International	12,927	937,078
Incyte *	13,061	1,052,586
Iovance Biotherapeutics *	89,036	814,679
Merck	11,405	848,874
Mylan *	23,891	715,536
Neurocrine Biosciences *	9,154	807,566
Perrigo	13,252	615,555
		6,721,508
Industrials — 9.0%
Delta Air Lines	15,142	748,469
MasTec *	18,289	811,666
Navistar International *	27,066	888,847
Spirit Aerosystems Holdings, Cl A	9,960	830,664
Union Pacific	5,630	895,564
United Continental Holdings *	9,235	805,939
		4,981,149
Information Technology — 10.8%
Gartner *	5,834	792,782
GoDaddy, Cl A *	13,156	902,896
Micron Technology *	21,036	803,996
Microsoft	7,917	826,772
Twilio, Cl A *	9,461	1,053,199
ViaSat *	12,073	756,856
Western Union	45,603	832,255
		5,968,756
Materials — 1.4%
Celanese, Cl A	8,196	784,849
Real Estate — 6.4%
American Tower, Cl A ‡	5,259	908,966
Crown Castle International ‡	7,732	905,108
Realogy Holdings (A)	48,986	869,501

Schedule of Investments (Unaudited)	January 31, 2019

Global X Guru Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Real Estate — continued
VICI Properties ‡	40,190	$865,291
		3,548,866
Utilities — 4.8%
FirstEnergy	21,880	857,696
NRG Energy	21,667	886,397
Vistra Energy *	36,469	915,737
		2,659,830
TOTAL UNITED STATES		50,812,405
TOTAL COMMON STOCK
(Cost $52,270,069)		54,423,043

MASTER LIMITED PARTNERSHIP — 1.6%
UNITED STATES— 1.6%
Energy — 1.6%
Enterprise Products Partners	31,873	881,926
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $823,591)		881,926

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $88,548)	88,548	88,548

REPURCHASE AGREEMENT(B) — 0.6%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $344,657 (collateralized by U.S. Treasury Obligations, ranging in par value $5,835 - $87,872, 2.625%, 1/31/2026, with a total market value of $344,641)
(Cost $344,633)	$344,633	344,633
TOTAL INVESTMENTS — 100.5%
(Cost $53,526,841)		$55,738,150

Percentages are based on Net Assets of $55,438,527.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $429,550.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $433,181.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2019

Global X Guru Index ETF

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$54,423,043	$—	$—	$54,423,043
Master Limited Partnership	881,926	—	—	881,926
Short-Term Investment	88,548	—	—	88,548
Repurchase Agreement	—	344,633	—	344,633
Total Investments in Securities	$55,393,517	$344,633	$—	$55,738,150

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 3.3%
AT&T	7,017	$210,931
CenturyLink	12,621	193,354
Comcast, Cl A	5,260	192,358
IAC *	2,303	486,578
Interpublic Group	9,526	216,716
Sirius XM Holdings	37,908	221,004
T-Mobile US *	8,154	567,681
Twenty-First Century Fox, Cl A	4,895	241,373
Verizon Communications	4,829	265,885
Viacom, Cl B	11,901	350,127
Walt Disney	3,133	349,392
		3,295,399
Consumer Discretionary — 12.0%
Advance Auto Parts	1,950	310,440
Amazon.com *	91	156,405
Autoliv	2,285	182,457
AutoZone *	337	285,554
Best Buy	4,599	272,445
Booking Holdings *	149	273,089
BorgWarner	2,738	111,984
Carnival	3,937	226,693
Chipotle Mexican Grill, Cl A *	528	279,634
Darden Restaurants	3,416	358,441
Dollar General	2,088	241,018
Dollar Tree *	1,624	157,252
DR Horton	5,288	203,323
Expedia Group	657	78,347
Ford Motor	8,412	74,026
General Motors	3,362	131,185
Genuine Parts	2,812	280,694
Hasbro	3,073	278,291
Hilton Worldwide Holdings	2,109	157,078
Home Depot	1,312	240,791
Kohl's	4,064	279,156
Lear	1,041	160,241
Lennar, Cl A	5,559	263,608
LKQ *	4,552	119,353
Lowe's	1,746	167,895
Lululemon Athletica *	1,794	265,171
Macy's	8,825	232,097
McDonald's	2,885	515,780

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
MGM Resorts International	8,103	$238,552
Mohawk Industries *	1,349	173,738
NIKE, Cl B	5,403	442,397
Norwegian Cruise Line Holdings *	3,458	177,845
NVR *	41	109,060
O'Reilly Automotive *	513	176,811
PVH	1,706	186,142
Qurate Retail, Cl A *	7,851	170,759
Ross Stores	3,293	303,351
Royal Caribbean Cruises	1,811	217,411
Starbucks	7,764	529,039
Tapestry	7,559	292,609
Target	6,951	507,423
Tiffany	3,659	324,663
TJX	6,326	314,592
Tractor Supply	2,128	181,731
Ulta Beauty *	1,326	387,086
VF	5,298	445,933
Whirlpool	978	130,084
Wynn Resorts	1,026	126,208
Yum! Brands	2,874	270,099
		12,007,981
Consumer Staples — 7.7%
Archer-Daniels-Midland	9,571	429,738
Brown-Forman, Cl B	7,539	356,218
Bunge	3,522	193,957
Campbell Soup	3,481	123,332
Church & Dwight	4,619	298,434
Clorox	2,962	439,502
Coca-Cola	5,731	275,833
Colgate-Palmolive	1,821	117,782
Conagra Brands	6,470	140,011
Constellation Brands, Cl A	699	121,388
Costco Wholesale	1,107	237,595
Coty, Cl A	13,342	103,534
Estee Lauder, Cl A	3,521	480,335
General Mills	1,708	75,904
Hershey	1,623	172,200
Hormel Foods	8,251	349,182
Ingredion	1,779	176,121
JM Smucker	2,108	221,087
Kellogg	5,343	315,290
Kimberly-Clark	715	79,637
Kraft Heinz	3,001	144,228

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kroger	15,723	$445,433
McCormick	2,173	268,670
Molson Coors Brewing, Cl B	2,122	141,346
Mondelez International, Cl A	4,601	212,842
PepsiCo	801	90,249
Procter & Gamble	1,682	162,262
Sysco	4,122	263,190
Tyson Foods, Cl A	4,234	262,169
Walgreens Boots Alliance	4,984	360,144
Walmart	6,697	641,773
		7,699,386
Energy — 7.5%
Anadarko Petroleum	8,303	392,981
Apache	7,766	254,880
Cabot Oil & Gas	5,432	135,528
Chevron	4,581	525,212
Cimarex Energy	1,576	118,736
Concho Resources *	2,962	354,966
ConocoPhillips	11,859	802,736
EOG Resources	1,634	162,093
Exxon Mobil	3,277	240,139
Hess	6,721	362,934
Kinder Morgan	5,714	103,423
Marathon Oil	29,158	460,405
Marathon Petroleum	8,147	539,820
National Oilwell Varco	11,398	336,013
Noble Energy	10,761	240,401
Occidental Petroleum	11,773	786,201
Phillips 66	7,240	690,768
Targa Resources	8,937	384,380
Valero Energy	6,537	574,079
		7,465,695
Financials — 14.7%
Aflac	7,542	359,753
Alleghany *	441	278,518
Allstate	1,980	173,983
Ally Financial	5,228	136,242
American Express	2,555	262,398
American International Group	4,897	211,697
Annaly Capital Management ‡	33,030	344,833
Aon	2,389	373,233
Arch Capital Group *	10,229	300,221
Arthur J Gallagher	3,463	258,721
Bank of America	13,088	372,615

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of New York Mellon	6,691	$350,073
BB&T	9,228	450,326
Berkshire Hathaway, Cl B *	1,599	328,658
Capital One Financial	2,579	207,842
Chubb	1,342	178,553
Cincinnati Financial	4,805	389,782
CIT Group	2,629	121,433
Citigroup	1,299	83,734
Citizens Financial Group	7,007	237,677
CME Group, Cl A	4,955	903,197
Comerica	4,138	325,826
Everest Re Group	1,007	220,583
Fidelity National Financial	3,542	128,079
Fifth Third Bancorp	9,691	259,913
Franklin Resources	3,571	105,737
Goldman Sachs Group	394	78,016
Hartford Financial Services Group	5,227	245,251
Intercontinental Exchange	3,852	295,680
JPMorgan Chase	6,050	626,175
Lincoln National	3,403	199,042
Loews	4,052	194,091
M&T Bank	3,823	629,036
Markel *	401	422,458
Marsh & McLennan	3,084	271,978
MetLife	2,644	120,752
Moody's	892	141,391
Morgan Stanley	1,585	67,046
MSCI, Cl A	2,086	355,183
Nasdaq	2,436	214,466
PNC Financial Services Group	3,698	453,634
Progressive	2,835	190,767
Prudential Financial	766	70,579
Regions Financial	28,260	428,704
S&P Global	1,958	375,251
State Street	1,376	97,558
SunTrust Banks	5,735	340,774
T Rowe Price Group	2,246	209,911
Torchmark	2,149	180,000
Travelers	1,365	171,362
Unum Group	4,382	152,318
US Bancorp	4,841	247,666
Willis Towers Watson	1,520	247,441
Zions Bancorp	6,264	298,104
		14,688,261

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 11.6%
Abbott Laboratories	5,025	$366,725
Agilent Technologies	2,110	160,466
Alexion Pharmaceuticals *	2,189	269,159
Allergan	587	84,516
Anthem	1,514	458,742
Baxter International	6,556	475,244
Becton Dickinson	631	157,409
Boston Scientific *	8,469	323,092
Centene *	4,195	547,741
Cigna	957	191,218
Cooper	1,493	416,189
CVS Health	1,075	70,466
Danaher	3,105	344,407
DaVita *	4,370	245,288
DENTSPLY SIRONA	5,944	249,351
Edwards Lifesciences *	1,814	309,142
Eli Lilly	3,125	374,563
HCA Healthcare	1,773	247,209
Henry Schein *	2,968	230,614
Hologic *	4,161	184,748
Humana	1,470	454,215
IDEXX Laboratories *	1,621	344,916
Intuitive Surgical *	679	355,552
IQVIA Holdings *	2,001	258,149
Johnson & Johnson	705	93,821
Laboratory Corp of America Holdings *	3,587	499,848
Medtronic	4,482	396,164
Merck	4,518	336,275
Nektar Therapeutics, Cl A *	2,065	87,432
Perrigo	3,111	144,506
Pfizer	7,956	337,732
Quest Diagnostics	2,056	179,592
ResMed	3,018	287,223
Stryker	1,379	244,869
Thermo Fisher Scientific	1,412	346,886
UnitedHealth Group	1,019	275,334
Universal Health Services, Cl B	3,073	407,265
Varian Medical Systems *	1,765	233,033
WellCare Health Plans *	1,047	289,475
Zimmer Biomet Holdings	1,187	130,048
Zoetis, Cl A	2,749	236,854
		11,645,478

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 11.4%
3M	367	$73,510
AMETEK	1,874	136,615
Arconic	4,717	88,774
Boeing	982	378,679
CH Robinson Worldwide	1,921	166,685
Cintas	1,490	279,390
Copart *	5,677	287,426
CoStar Group *	236	92,215
CSX	2,673	175,616
Cummins	666	97,975
Delta Air Lines	5,883	290,797
Dover	4,636	407,180
Eaton	2,434	185,593
Emerson Electric	4,218	276,152
Expeditors International of Washington	3,282	227,442
Fastenal	1,126	68,078
FedEx	1,275	226,402
Fortive	5,327	399,472
Fortune Brands Home & Security	1,903	86,206
General Dynamics	741	126,837
Harris	3,829	586,526
Honeywell International	1,744	250,491
Huntington Ingalls Industries	489	100,954
IHS Markit *	5,924	307,574
Illinois Tool Works	521	71,539
Ingersoll-Rand	4,329	433,073
JB Hunt Transport Services	3,007	321,869
Johnson Controls International	3,513	118,634
Kansas City Southern	2,605	275,479
L3 Technologies	2,071	407,739
Nielsen Holdings	3,129	80,353
Norfolk Southern	1,397	234,333
Pentair	2,565	105,652
Raytheon	1,199	197,547
Republic Services, Cl A	5,174	396,898
Roper Technologies	1,706	483,241
Snap-On	1,225	203,338
Stanley Black & Decker	1,206	152,487
Textron	6,191	329,547
Union Pacific	1,890	300,642
United Rentals *	731	91,565
United Technologies	3,127	369,205
Verisk Analytics, Cl A *	2,693	316,185
Waste Management	2,835	271,224

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger	1,021	$301,593
XPO Logistics *	4,069	247,314
Xylem	4,590	327,083
		11,353,129
Information Technology — 13.6%
Accenture, Cl A	1,538	236,160
Adobe *	1,534	380,156
Advanced Micro Devices *	9,232	225,353
Akamai Technologies *	5,385	350,564
Amdocs	3,109	173,731
Amphenol, Cl A	2,935	258,045
ANSYS *	1,652	271,506
Autodesk *	2,344	345,037
Broadridge Financial Solutions	2,951	297,549
Cadence Design Systems *	5,460	262,244
CDK Global	1,733	84,761
CDW	2,098	174,700
Check Point Software Technologies *	5,028	562,734
Cisco Systems	6,856	324,220
Citrix Systems	2,394	245,481
Cognizant Technology Solutions, Cl A	4,917	342,617
Corning	5,775	192,077
DXC Technology	1,382	88,614
F5 Networks *	1,669	268,625
Fidelity National Information Services	2,442	255,262
Fiserv *	3,324	275,659
Hewlett Packard Enterprise	27,630	430,752
HP	6,258	137,864
Intel	6,461	304,443
International Business Machines	575	77,292
Intuit	1,094	236,107
Juniper Networks	8,950	232,163
KLA-Tencor	888	94,634
Marvell Technology Group	6,874	127,375
Mastercard, Cl A	1,608	339,497
Maxim Integrated Products	6,527	354,220
Micron Technology *	4,251	162,473
Microsoft	2,310	241,233
Motorola Solutions	4,037	471,966
NetApp	4,847	309,093
Paychex	2,170	153,636
Qorvo *	3,298	215,557
Red Hat *	1,616	287,389
salesforce.com *	1,175	178,565

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology	5,134	$227,333
ServiceNow *	1,977	434,979
Skyworks Solutions	2,350	171,644
Synopsys *	3,616	337,554
TE Connectivity	1,767	143,039
Texas Instruments	3,434	345,735
Total System Services	3,543	317,488
VeriSign *	1,933	327,199
Visa, Cl A	1,830	247,068
Worldpay, Cl A *	5,850	488,358
Xilinx	4,976	557,014
		13,566,765
Materials — 2.9%
Air Products & Chemicals	1,524	250,530
Albemarle	1,150	92,840
Ball	4,816	251,780
Celanese, Cl A	783	74,980
DowDuPont	1,813	97,558
Eastman Chemical	2,242	180,750
Ecolab	1,697	268,414
Freeport-McMoRan Copper & Gold	8,617	100,302
International Flavors & Fragrances	1,315	186,441
Mosaic	10,099	325,996
Newmont Mining	8,588	292,936
Nucor	5,209	318,999
PPG Industries	728	76,760
Steel Dynamics	7,752	283,646
Westrock	2,546	103,648
		2,905,580
Real Estate — 4.2%
AvalonBay Communities ‡	1,175	226,681
Duke Realty ‡	8,619	252,020
Equity Residential ‡	2,950	214,052
Essex Property Trust ‡	1,876	508,771
HCP ‡	14,092	444,462
Host Hotels & Resorts ‡	15,538	280,616
Macerich ‡	1,928	88,996
Mid-America Apartment Communities ‡	855	86,594
ProLogis ‡	7,323	506,459
Realty Income ‡	5,373	369,071
Regency Centers ‡	1,449	94,185
SL Green Realty ‡	1,950	180,239
UDR ‡	3,047	133,306
Ventas ‡	2,626	169,351

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Welltower ‡	8,090	$626,894
		4,181,697
Utilities — 10.9%
Alliant Energy	6,793	302,085
Ameren	10,883	754,627
American Electric Power	3,165	250,415
American Water Works	2,871	274,669
CenterPoint Energy	9,435	291,730
CMS Energy	7,911	412,480
Consolidated Edison	4,829	374,972
DTE Energy	3,736	439,914
Duke Energy	3,600	316,008
Edison International	4,070	231,868
Entergy	4,759	424,455
Evergy	8,320	476,902
Eversource Energy	4,341	301,309
Exelon	15,525	741,474
FirstEnergy	17,924	702,621
NextEra Energy	6,158	1,102,159
NiSource	12,546	342,255
Pinnacle West Capital	3,556	313,355
PPL	9,467	296,506
Public Service Enterprise Group	9,633	525,480
Sempra Energy	3,694	432,124
Southern	12,840	624,024
WEC Energy Group	7,943	580,077
Xcel Energy	8,010	419,403
		10,930,912
TOTAL UNITED STATES		99,740,283
TOTAL COMMON STOCK
(Cost $96,908,625)		99,740,283
TOTAL INVESTMENTS — 99.8%
(Cost $96,908,625)		$99,740,283

Percentages are based on Net Assets of $99,941,301.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

S&P — Standard & Poor's

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta US ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRIA— 1.5%
Energy — 0.2%
OMV	187	$9,312
Financials — 0.6%
Erste Group Bank	589	20,545
Raiffeisen Bank International	461	12,209
		32,754
Industrials — 0.2%
ANDRITZ	251	12,419
Materials — 0.3%
voestalpine	144	4,607
Wienerberger	473	10,638
		15,245
Real Estate — 0.2%
IMMOFINANZ *	492	13,041
TOTAL AUSTRIA		82,771
BELGIUM— 2.4%
Communication Services — 0.1%
Proximus	325	8,730
Consumer Discretionary — 0.5%
Ageas	615	28,636
Consumer Staples — 0.3%
Colruyt	267	19,222
Financials — 0.5%
Ackermans & van Haaren	78	12,503
Groupe Bruxelles Lambert	185	17,461
		29,964
Health Care — 0.5%
UCB	321	27,861
Materials — 0.2%
Solvay	98	10,692
Real Estate — 0.3%
Cofinimmo ‡	126	16,699
TOTAL BELGIUM		141,804
DENMARK— 3.9%
Consumer Staples — 0.6%
Carlsberg, Cl B	157	17,985
Royal Unibrew	197	14,847
		32,832

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.8%
Danske Bank	748	$13,852
Jyske Bank	343	12,888
Sydbank	350	8,101
Tryg	435	11,118
		45,959
Health Care — 0.8%
Ambu, Cl B	251	6,658
Coloplast, Cl B	102	9,330
GN Store Nord	242	10,443
H Lundbeck	233	10,230
William Demant Holding *	403	12,734
		49,395
Industrials — 0.3%
DSV	121	9,659
ISS	373	10,562
		20,221
Information Technology — 0.1%
SimCorp	99	7,828
Materials — 0.5%
Christian Hansen Holding	192	18,235
Novozymes, Cl B	335	14,009
		32,244
Utilities — 0.8%
Orsted	647	46,634
TOTAL DENMARK		235,113
FINLAND— 4.0%
Communication Services — 0.4%
Elisa	533	22,354
Consumer Discretionary — 0.6%
Amer Sports	483	21,504
Nokian Renkaat	342	11,388
		32,892
Consumer Staples — 0.5%
Kesko, Cl B	506	29,158
Energy — 0.2%
Neste	122	11,219
Financials — 0.2%
Sampo, Cl A	212	9,723
Health Care — 0.2%
Orion, Cl B	345	12,205

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.3%
Kone, Cl B	394	$19,164
Information Technology — 0.3%
Nokia	1,638	10,352
Tieto	324	9,302
		19,654
Materials — 0.8%
Huhtamaki	120	3,948
Outokumpu	1,498	6,441
Stora Enso, Cl R	1,241	16,653
UPM-Kymmene	646	18,723
		45,765
Utilities — 0.5%
Fortum	1,337	30,407
TOTAL FINLAND		232,541
FRANCE— 16.7%
Communication Services — 1.8%
Eutelsat Communications	595	12,631
Iliad	28	3,216
JCDecaux	102	3,029
Lagardere SCA	596	15,613
Orange	1,087	16,926
Publicis Groupe	399	24,402
Ubisoft Entertainment *	177	15,740
Vivendi	660	16,843
		108,400
Consumer Discretionary — 1.8%
Christian Dior	21	8,896
Cie Generale des Etablissements Michelin SCA, Cl B	98	10,665
Elior Group	525	7,410
EssilorLuxottica	182	23,108
Faurecia	120	5,254
Hermes International	41	24,670
Kering	8	4,016
Peugeot	740	18,672
Renault	75	5,323
		108,014
Consumer Staples — 1.1%
Carrefour	1,108	21,976
Danone	75	5,465
Pernod Ricard	171	28,451

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Remy Cointreau	92	$10,715
		66,607
Energy — 0.5%
Total	524	28,849
Financials — 2.0%
Amundi	136	7,834
AXA	480	11,150
BNP Paribas	165	7,756
CNP Assurances	730	16,619
Eurazeo	212	15,787
LVMH Moet Hennessy Louis Vuitton	30	9,630
SCOR	877	36,951
Societe Generale	319	9,934
		115,661
Health Care — 1.1%
BioMerieux	204	14,443
Casino Guichard Perrachon	187	9,229
Ipsen	63	7,952
Sanofi	355	30,885
		62,509
Industrials — 4.0%
Aeroports de Paris	78	14,965
Air France-KLM *	1,032	13,026
Alstom *	654	26,400
Bollore	2,801	11,577
Bouygues	311	11,034
Bureau Veritas	230	5,120
Cie de Saint-Gobain	271	9,366
Credit Agricole	1,777	20,307
Dassault Aviation	5	7,464
Eiffage	162	15,228
Getlink	553	8,109
Legrand	167	9,918
Rexel	599	6,846
Safran	126	16,555
Schneider Electric	150	10,685
Societe BIC	165	16,576
Teleperformance	105	18,108
Thales	99	10,980
Vinci	53	4,675
		236,939
Information Technology — 0.7%
Capgemini	127	14,060
Dassault Systemes	103	12,947

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Natixis	691	$3,546
STMicroelectronics	665	10,580
		41,133
Materials — 0.7%
Air Liquide	82	9,969
Arkema	153	14,557
Imerys	138	7,284
L'Oreal	44	10,607
		42,417
Real Estate — 1.2%
Covivio ‡	152	15,574
Gecina ‡	133	19,564
ICADE ‡	119	10,050
Klepierre ‡	336	11,551
Nexity	243	11,376
		68,115
Utilities — 1.8%
Electricite de France	1,040	17,220
Engie	2,079	33,361
Rubis SCA	392	23,412
Suez	952	12,218
Veolia Environnement	970	20,502
		106,713
TOTAL FRANCE		985,357
GERMANY— 9.6%
Communication Services — 0.5%
1&1 Drillisch	96	3,996
Deutsche Telekom	1,113	18,123
Telefonica Deutschland Holding	2,714	9,529
		31,648
Consumer Discretionary — 1.5%
adidas	46	10,964
Allianz	81	17,187
Bayerische Motoren Werke	144	12,138
Commerzbank *	799	5,740
Continental	24	3,791
Daimler	193	11,440
Fielmann	124	8,430
HUGO BOSS	142	10,206
Puma *	14	7,815
		87,711
Consumer Staples — 0.1%
Beiersdorf	58	5,810

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.2%
BASF	129	$9,447
Financials — 0.8%
Aareal Bank	243	7,863
Hannover Rueck	150	21,670
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	85	18,970
		48,503
Health Care — 0.8%
Bayer	116	8,811
Fresenius Medical Care & KGaA	56	4,136
Gerresheimer	134	9,087
Merck KGaA	173	18,180
Siemens Healthineers	215	8,493
		48,707
Industrials — 1.7%
Axel Springer	154	9,436
Brenntag	106	5,017
Deutsche Lufthansa	443	11,214
Deutsche Post	180	5,320
Fraport Frankfurt Airport Services Worldwide	124	9,809
GEA Group	317	8,737
HOCHTIEF	58	8,685
MAN	123	12,745
OSRAM Licht	279	11,880
Rheinmetall	122	12,680
Siemens	46	5,056
		100,579
Information Technology — 0.2%
SAP	54	5,592
Software	193	7,020
		12,612
Materials — 1.1%
Aurubis	168	9,201
Evonik Industries	556	15,222
HeidelbergCement	217	15,029
K+S	269	5,241
Symrise	160	13,329
Wacker Chemie	60	6,345
		64,367
Real Estate — 1.7%
Aroundtown	1,720	15,236
Deutsche EuroShop	288	8,975
Deutsche Wohnen	360	18,006
LEG Immobilien	138	16,231

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vonovia	820	$41,221
		99,669
Utilities — 1.0%
Innogy	315	14,964
RWE	1,137	28,232
Uniper	496	14,382
		57,578
TOTAL GERMANY		566,631
IRELAND— 1.2%
Consumer Staples — 0.8%
Glanbia	780	14,947
Kerry Group, Cl A	300	30,722
		45,669
Financials — 0.2%
Bank of Ireland Group	1,618	9,710
Materials — 0.2%
CRH	477	13,738
TOTAL IRELAND		69,117
ITALY— 5.0%
Communication Services — 0.1%
Telecom Italia *	8,191	4,568
Consumer Discretionary — 0.7%
Ferrari	81	10,094
Fiat Chrysler Automobiles *	743	12,718
Moncler	287	10,835
Pirelli & C *	1,370	8,967
		42,614
Consumer Staples — 0.2%
Davide Campari-Milano	1,611	14,502
Energy — 1.4%
Eni	2,243	38,106
Saipem *	3,372	16,061
Snam	3,854	18,440
Tenaris	811	10,204
		82,811
Financials — 1.2%
BPER Banca	1,288	4,369
EXOR	200	12,806
Poste Italiane	2,664	22,968
UniCredit	868	10,047
Unione di Banche Italiane SCpA	4,289	11,019

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
UnipolSai Assicurazioni	4,231	$10,584
		71,793
Industrials — 0.2%
Leonardo	1,065	10,336
Information Technology — 0.5%
Assicurazioni Generali	725	12,724
Mediobanca Banca di Credito Finanziario	2,137	18,626
		31,350
Utilities — 0.7%
A2A	9,027	16,490
Enel	2,118	12,798
Terna Rete Elettrica Nazionale	2,017	12,433
		41,721
TOTAL ITALY		299,695
NETHERLANDS— 7.2%
Consumer Staples — 2.0%
Coca-Cola European Partners	724	34,027
Heineken	67	6,026
Koninklijke Ahold Delhaize	2,979	78,688
		118,741
Energy — 0.4%
Koninklijke Vopak	266	13,555
SBM Offshore	658	10,887
		24,442
Financials — 1.7%
ABN AMRO Group	951	23,701
ASR Nederland	734	31,044
Euronext	115	7,106
ING Groep	519	6,141
NN Group	730	30,926
		98,918
Health Care — 0.6%
Aegon	4,051	20,834
Koninklijke Philips	408	16,086
		36,920
Industrials — 0.8%
Aalberts Industries	173	6,072
Boskalis Westminster	284	7,492
IMCD	96	7,039
Signify	307	7,634
Wolters Kluwer	270	16,854
		45,091

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.7%
Gemalto *	336	$19,532
NXP Semiconductors	231	20,104
		39,636
Materials — 0.8%
Akzo Nobel	221	19,110
ArcelorMittal	190	4,403
ASM International	177	8,621
Koninklijke DSM	171	16,007
		48,141
Real Estate — 0.2%
Unibail-Rodamco-Westfield ‡	64	11,541
TOTAL NETHERLANDS		423,430
NORWAY— 2.7%
Communication Services — 0.1%
Telenor	389	7,361
Consumer Staples — 0.6%
Mowi	835	18,398
Orkla	2,140	17,250
		35,648
Energy — 1.0%
Equinor	1,825	41,772
Subsea 7 *	933	10,604
TGS Nopec Geophysical	182	5,404
		57,780
Financials — 0.8%
DnB	1,796	31,843
Gjensidige Forsikring	337	5,813
Storebrand	1,568	12,014
		49,670
Materials — 0.2%
Norsk Hydro	1,307	6,039
Yara International	151	6,240
		12,279
TOTAL NORWAY		162,738
PORTUGAL— 0.8%
Energy — 0.5%
Galp Energia	1,875	29,357
Utilities — 0.3%
Energias de Portugal	5,176	18,946
TOTAL PORTUGAL		48,303

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 0.1%
Materials — 0.1%
Mondi	317	$7,671
SPAIN— 3.5%
Communication Services — 0.1%
Telefonica	845	7,267
Consumer Discretionary — 0.2%
Industria de Diseno Textil	364	10,170
Consumer Staples — 0.1%
Viscofan	155	8,651
Energy — 0.3%
Repsol	1,161	20,422
Financials — 0.4%
Banco Bilbao Vizcaya Argentaria	968	5,742
Bankinter	1,139	8,898
Mapfre	3,184	8,871
		23,511
Industrials — 0.4%
ACS Actividades de Construccion y Servicios	109	4,515
Aena SME	34	5,883
Ferrovial	631	14,170
		24,568
Information Technology — 0.2%
Amadeus IT Group, Cl A	130	9,469
Materials — 0.5%
Acerinox	735	8,015
International Consolidated Airlines Group	2,453	20,781
		28,796
Real Estate — 0.3%
Merlin Properties Socimi ‡	1,522	20,451
Utilities — 1.0%
Acciona	154	14,684
Endesa	347	8,688
Iberdrola	1,667	13,772
Naturgy Energy Group	709	19,810
		56,954
TOTAL SPAIN		210,259
SWEDEN— 7.4%
Communication Services — 0.8%
Tele2, Cl B	2,320	28,951
Telia	3,995	17,389
		46,340

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.4%
Dometic Group	1,129	$8,055
Electrolux	327	7,724
Husqvarna, Cl B	1,033	7,878
		23,657
Consumer Staples — 0.7%
Essity, Cl B	163	4,508
ICA Gruppen	583	20,492
Swedish Match	372	16,640
		41,640
Energy — 0.2%
Lundin Petroleum	335	10,720
Financials — 1.5%
Industrivarden, Cl C	568	11,687
Investor, Cl B	400	17,556
Kinnevik	903	22,017
L E Lundbergforetagen, Cl B	329	10,146
Skandinaviska Enskilda Banken, Cl A	422	4,422
Swedbank, Cl A	957	21,695
		87,523
Health Care — 0.2%
Swedish Orphan Biovitrum *	518	12,230
Industrials — 1.1%
Alfa Laval	219	4,957
Assa Abloy, Cl B	586	10,898
Epiroc, Cl A *	702	6,727
Nibe Industrier, Cl B	667	7,571
Securitas, Cl B	911	14,626
Trelleborg, Cl B	641	10,774
Volvo, Cl B	615	8,840
		64,393
Information Technology — 0.8%
Hexagon, Cl B	372	18,157
Telefonaktiebolaget LM Ericsson, Cl B	3,194	28,370
		46,527
Materials — 0.7%
BillerudKorsnas	662	8,353
Boliden	428	10,682
Sandvik	280	4,466
Svenska Cellulosa, Cl B	1,957	17,188
		40,689
Real Estate — 1.0%
Castellum	1,067	20,214
Fabege	1,606	23,403

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Fastighets Balder, Cl B *	450	$14,176
		57,793
TOTAL SWEDEN		431,512
SWITZERLAND— 8.8%
Communication Services — 0.4%
Sunrise Communications Group	171	14,435
Swisscom	15	7,197
		21,632
Consumer Discretionary — 0.5%
Cie Financiere Richemont	106	7,310
Dufry *	86	8,606
Swatch Group	48	13,799
		29,715
Consumer Staples — 0.9%
Aryzta *	3,577	4,022
Barry Callebaut	8	13,628
Chocoladefabriken Lindt & Spruengli	3	19,127
Nestle	173	15,073
		51,850
Financials — 2.5%
Baloise Holding	120	18,591
Cembra Money Bank	69	5,960
Credit Suisse Group	468	5,668
GAM Holding *	748	3,266
Helvetia Holding	33	19,559
Pargesa Holding	140	11,056
Partners Group Holding	24	16,510
Swiss Life Holding	51	21,041
Swiss Re	263	25,232
UBS Group	470	6,088
Zurich Insurance Group	35	10,996
		143,967
Health Care — 1.4%
Novartis	182	15,868
Roche Holding	71	18,891
Sonova Holding	116	21,771
Straumann Holding	18	13,072
Tecan Group	32	6,470
Vifor Pharma	67	8,529
		84,601
Industrials — 1.3%
ABB	295	5,636
Adecco Group	141	7,068

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
DKSH Holding	116	$8,699
dormakaba Holding	8	5,274
Geberit	16	6,259
Georg Fischer	9	7,978
Kuehne + Nagel International	44	5,961
OC Oerlikon	527	6,810
Schindler Holding	26	5,530
SGS	5	12,070
VAT Group	35	3,623
		74,908
Information Technology — 0.3%
Logitech International	231	8,440
Temenos	50	6,748
		15,188
Materials — 0.8%
Clariant	638	12,682
EMS-Chemie Holding	17	8,499
Givaudan	6	14,563
LafargeHolcim	139	6,533
Sika	53	6,998
		49,275
Real Estate — 0.7%
PSP Swiss Property	227	23,384
Swiss Prime Site	238	20,187
		43,571
TOTAL SWITZERLAND		503,711
UNITED KINGDOM— 24.5%
Communication Services — 1.2%
Auto Trader Group	2,408	14,476
BT Group, Cl A	3,566	10,902
Daily Mail & General Trust, Cl A	1,103	8,793
Informa	2,076	18,471
Rightmove	1,644	10,207
Vodafone Group	5,616	10,238
		73,087
Consumer Discretionary — 5.1%
B&M European Value Retail	1,981	8,448
Barratt Developments	1,314	9,310
Bellway	369	13,771
Berkeley Group Holdings	496	24,487
Burberry Group	429	10,166
Carnival	496	28,108
Compass Group	1,751	37,557

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Dixons Carphone	5,412	$9,821
Domino's Pizza Group	1,449	5,047
Inchcape	1,209	9,113
InterContinental Hotels Group	179	10,220
Just Eat *	786	7,198
Kingfisher	5,645	16,537
Marks & Spencer Group	5,136	19,512
Merlin Entertainments	2,115	9,407
MoneySuperMarket.com	1,255	5,002
Persimmon	522	16,308
Playtech	610	3,107
SSP Group	1,550	13,592
Taylor Wimpey	4,403	9,565
TUI	1,007	15,286
WH Smith	446	11,464
William Hill	3,445	7,985
		301,011
Consumer Staples — 1.8%
Britvic	883	10,227
Coca-Cola HBC	248	8,345
Diageo	320	12,214
J Sainsbury	2,895	10,861
Tate & Lyle	3,245	29,360
Tesco	3,560	10,448
WM Morrison Supermarkets	7,423	22,873
		104,328
Energy — 2.1%
BP	4,246	29,050
Great Portland Estates ‡	1,445	13,908
Pearson	2,053	24,467
Royal Dutch Shell, Cl A	1,561	48,501
Tullow Oil *	2,265	6,099
		122,025
Financials — 3.5%
3i Group	801	8,952
Barclays	2,698	5,614
Beazley	2,496	16,220
Close Brothers Group	347	6,778
CYBG	3,770	8,694
Direct Line Insurance Group	3,737	16,552
Hargreaves Lansdown	504	10,827
Hiscox	1,262	23,540
HSBC Holdings	2,173	18,262
IG Group Holdings	984	8,219

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Jardine Lloyd Thompson Group	383	$9,572
Jupiter Fund Management	980	4,221
Lloyds Banking Group	8,343	6,354
Phoenix Group Holdings	2,529	21,118
Royal Bank of Scotland Group	4,270	13,531
RSA Insurance Group	757	5,106
Saga	5,639	8,093
Standard Chartered	1,465	11,831
TP ICAP	1,141	4,728
		208,212
Health Care — 0.7%
BTG *	985	10,780
Dechra Pharmaceuticals	151	4,700
GlaxoSmithKline	464	9,016
Smith & Nephew	588	11,099
UDG Healthcare	876	6,684
		42,279
Industrials — 4.5%
Aggreko	1,444	13,167
Ashtead Group	200	5,074
BAE Systems	1,531	10,307
Balfour Beatty	1,379	4,970
BBA Aviation	3,210	9,999
Bunzl	551	17,394
Cobham *	5,562	7,891
easyJet	441	7,333
Experian	631	15,871
Ferguson	192	12,866
Firstgroup *	6,063	7,377
Howden Joinery Group	1,442	9,587
Intertek Group	101	6,521
Kingspan Group	308	12,617
Meggitt	2,528	17,153
National Express Group	2,837	14,712
RELX	381	8,452
Rentokil Initial	5,314	23,558
Rotork	2,258	8,162
Royal Mail	3,720	13,119
Smiths Group	287	5,453
Spirax-Sarco Engineering	186	15,671
Travis Perkins	660	10,627
Weir Group	371	7,345
		265,226

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.6%
Electrocomponents	1,422	$10,153
Halma	779	14,347
Spectris	337	11,530
		36,030
Materials — 2.1%
Anglo American	835	21,339
Antofagasta	1,171	13,398
BHP Group	834	18,543
Centamin	5,596	8,664
Croda International	159	10,083
Glencore	3,434	13,979
Rio Tinto	317	17,462
RPC Group	535	5,595
Smurfit Kappa Group	201	5,807
Victrex	322	9,683
		124,553
Real Estate — 1.8%
British Land ‡	2,065	15,576
Derwent London ‡	355	15,126
Hammerson ‡	1,520	7,436
Intu Properties ‡	4,165	6,334
Land Securities Group ‡	1,280	14,568
Segro ‡	2,472	21,039
Shaftesbury ‡	891	10,338
Unite Group ‡	1,305	15,630
		106,047
Utilities — 1.1%
National Grid	2,103	22,828
Pennon Group	1,851	18,573
SSE	1,498	23,055
		64,456
TOTAL UNITED KINGDOM		1,447,254
TOTAL COMMON STOCK
(Cost $6,425,603)		5,858,903

PREFERRED STOCK(A) — 0.4%
GERMANY— 0.4%
Consumer Discretionary — 0.2%
Porsche Automobil Holding	91	5,931
Volkswagen	35	5,969
		11,900
Consumer Staples — 0.1%
Henkel & KGaA	53	5,162

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Europe ETF

	Shares/ Number of Rights	Value
PREFERRED STOCK — continued
Materials — 0.1%
FUCHS PETROLUB	194	$9,109
TOTAL GERMANY		26,171
TOTAL PREFERRED STOCK
(Cost $29,276)		26,171

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios*	109	60

TOTAL RIGHTS (Cost $–)		60

TOTAL INVESTMENTS — 99.7%
(Cost $6,454,879)		$5,885,134

Percentages are based on Net Assets of $5,903,162.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated rate.

Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — 99.9%
JAPAN— 99.9%
Communication Services — 3.0%
CyberAgent	140	$4,502
Dentsu *	340	16,121
Hakuhodo DY Holdings	1,284	19,703
KDDI	258	6,455
Nexon *	702	10,721
Nippon Telegraph & Telephone	622	26,696
NTT DOCOMO	365	8,739
Square Enix Holdings	236	7,807
Toho	610	22,223
		122,967
Consumer Discretionary — 14.0%
Aisin Seiki	329	12,969
Asics	980	14,138
Bandai Namco Holdings	630	27,758
Bridgestone	314	12,083
Casio Computer	939	12,485
Denso	290	13,292
Don Quijote Holdings	370	21,521
Honda Motor	482	14,390
Isetan Mitsukoshi Holdings	2,870	29,483
Isuzu Motors	611	9,073
J Front Retailing	1,162	13,304
Marui Group	231	4,682
Mazda Motor	1,076	11,854
Mitsubishi Motors	4,913	30,382
Nikon	2,290	39,222
Nissan Motor	1,394	11,871
Nitori Holdings	131	17,045
Oriental Land	155	15,852
Rinnai	114	7,542
Ryohin Keikaku	35	8,265
Sega Sammy Holdings	2,220	31,210
Sekisui Chemical	769	11,956
Sekisui House	845	12,625
Shimamura	208	17,985
Stanley Electric	680	19,713
Sumitomo Electric Industries	441	6,267
Sumitomo Rubber Industries	1,419	19,675
Suzuki Motor	805	41,969
Toyota Industries	107	5,280
Toyota Motor	416	25,515
Yamada Denki	5,548	27,324

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yamaha	415	$18,151
Yamaha Motor	522	11,157
		576,038
Consumer Staples — 12.2%
Aeon	878	17,817
Ajinomoto	651	11,252
Asahi Group Holdings	845	35,290
Calbee	442	14,174
Coca-Cola Bottlers Japan Holdings	477	14,705
Ezaki Glico	246	12,229
FamilyMart UNY Holdings	119	13,909
Kao	402	28,340
Kewpie	474	10,736
Kikkoman	240	12,724
Kirin Holdings	1,229	29,248
Kobayashi Pharmaceutical	299	18,957
Kose	107	15,721
Lawson	285	17,572
Lion	1,267	26,345
MEIJI Holdings	180	13,910
NH Foods	715	28,250
Nichirei	410	11,061
Nisshin Seifun Group	1,130	22,750
Nissin Foods Holdings	322	20,445
Pigeon	460	17,922
Seven & i Holdings	440	19,160
Shiseido	343	20,407
Suntory Beverage & Food	197	8,716
Toyo Suisan Kaisha	497	17,833
Tsuruha Holdings	166	15,314
Unicharm	360	11,095
Yakult Honsha	69	4,584
Yamazaki Baking	643	12,585
		503,051
Energy — 2.3%
Idemitsu Kosan	998	35,168
Inpex	3,068	29,473
JXTG Holdings	5,161	28,141
		92,782
Financials — 5.8%
Aozora Bank	574	17,669
Bank of Kyoto	244	10,369
Chiba Bank	1,293	7,865

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Concordia Financial Group	2,200	$9,056
Dai-ichi Life Holdings	660	10,671
Daiwa Securities Group	1,104	5,496
Fukuoka Financial Group	272	6,001
Hachijuni Bank	1,200	5,315
Japan Post Bank	1,550	18,045
Japan Post Holdings	2,790	34,275
Mitsubishi UFJ Lease & Finance	2,522	12,884
Mizuho Financial Group	10,322	17,015
ORIX	801	12,071
Resona Holdings	2,000	10,106
Shinsei Bank *	616	8,332
Shizuoka Bank	1,930	16,173
Sompo Holdings	180	6,758
Sumitomo Mitsui Financial Group	391	14,533
T&D Holdings	655	8,104
Tokio Marine Holdings	150	7,322
		238,060
Health Care — 9.3%
Alfresa Holdings	955	26,299
Astellas Pharma	2,110	31,205
Chugai Pharmaceutical	220	12,978
Daiichi Sankyo	649	22,464
Eisai	85	6,576
Hisamitsu Pharmaceutical	189	9,638
Hoya	400	23,148
Kyowa Hakko Kirin *	807	15,424
M3	410	5,896
Medipal Holdings	1,352	31,182
Mitsubishi Tanabe Pharma	1,683	26,305
Otsuka Holdings *	774	31,669
Santen Pharmaceutical	500	6,887
Shionogi	140	8,601
Sumitomo Dainippon Pharma	938	21,944
Suzuken	545	28,545
Sysmex	344	19,114
Taisho Pharmaceutical Holdings	296	29,945
Takeda Pharmaceutical	303	12,220
Terumo	237	13,519
		383,559
Industrials — 21.4%
AGC	156	5,282
Amada Holdings	1,737	17,429
ANA Holdings	552	20,329

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Central Japan Railway	100	$21,584
Dai Nippon Printing	892	20,621
Daikin Industries	121	13,081
East Japan Railway	61	5,650
Fuji Electric	719	22,132
Hankyu Hanshin Holdings	350	12,478
Hino Motors	1,743	17,473
Hoshizaki	76	5,391
ITOCHU	1,915	35,043
Japan Airport Terminal	230	8,792
JGC	437	6,666
JTEKT	745	9,645
Kajima	980	13,922
Kawasaki Heavy Industries	585	14,702
Keihan Holdings	349	14,383
Keio	260	14,932
Keisei Electric Railway	531	16,833
Kintetsu Group Holdings	325	14,170
Komatsu	597	15,149
Kurita Water Industries	708	17,955
LIXIL Group	1,160	17,011
Makita	371	13,125
Marubeni	3,192	24,831
MISUMI Group	308	7,019
Mitsubishi	1,932	56,470
Mitsubishi Electric	499	6,261
Mitsubishi Heavy Industries	637	24,600
Mitsui	2,453	39,951
Mitsui OSK Lines	363	9,046
Nabtesco *	209	5,506
Nagoya Railroad	1,254	33,185
Nankai Electric Railway	341	9,124
Nippon Express	349	22,063
Nippon Yusen	797	13,314
NSK	1,099	10,694
Obayashi	1,294	12,282
Odakyu Electric Railway	360	8,088
Persol Holdings	360	6,394
Recruit Holdings	782	20,928
Secom	188	15,722
Shimizu	1,348	11,457
Sohgo Security Services	131	5,706
Sojitz	7,763	29,817
Sumitomo	1,389	21,461

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sumitomo Heavy Industries	506	$17,087
Taisei	130	6,104
THK	160	3,789
Tobu Railway	678	19,126
Tokyu	810	13,844
Toppan Printing	1,066	17,445
Toyota Tsusho	526	16,723
West Japan Railway	228	16,632
		878,447
Information Technology — 9.2%
Brother Industries	359	6,043
Canon	733	20,974
FUJIFILM Holdings	561	24,047
Fujitsu	202	13,520
Hamamatsu Photonics	742	26,522
Hirose Electric	112	12,000
Hitachi	247	7,746
Keyence	23	11,805
Konica Minolta	3,144	31,576
Kyocera	225	12,640
NEC	1,443	48,395
Nomura Research Institute	385	15,707
NTT Data	700	8,336
Otsuka	798	25,737
Ricoh	3,336	35,497
Rohm	221	15,514
Seiko Epson	903	14,338
Shimadzu	436	9,996
Trend Micro *	397	21,085
Yokogawa Electric	870	16,164
		377,642
Materials — 10.2%
Air Water	822	13,694
Asahi Kasei	2,736	29,967
Daicel	703	7,364
DIC	360	11,528
JFE Holdings	1,859	32,703
JSR	1,142	18,426
Kaneka	493	19,253
Kobe Steel	1,738	13,894
Kuraray	1,734	26,624
Mitsubishi Chemical Holdings	722	6,190
Mitsubishi Gas Chemical	850	13,395
Mitsubishi Materials	799	22,833

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Mitsui Chemicals	610	$15,268
Nippon Steel & Sumitomo Metal	682	12,596
Nissan Chemical	350	18,589
Oji Holdings	5,069	29,297
Sumitomo Chemical	1,176	6,116
Sumitomo Metal Mining	367	10,575
Taiheiyo Cement	427	14,596
Teijin	840	14,495
Toray Industries	4,530	33,587
Tosoh	1,659	23,521
Toyo Seikan Group Holdings	1,169	26,274
		420,785
Real Estate — 5.2%
Advance Residence Investment ‡	4	11,835
Daito Trust Construction	99	13,777
Japan Prime Realty Investment ‡	6	24,451
Japan Real Estate Investment ‡	2	11,725
Japan Retail Fund Investment ‡	20	40,981
Nippon Building Fund ‡	6	38,813
Nomura Real Estate Master Fund ‡	18	25,785
Orix JREIT ‡	8	13,989
United Urban Investment ‡	19	30,325
		211,681
Utilities — 7.3%
Chubu Electric Power	1,695	26,781
Chugoku Electric Power	2,662	36,372
Electric Power Development	1,131	28,236
Kansai Electric Power	2,570	39,059
Kyushu Electric Power	2,172	26,863
Osaka Gas	1,328	26,199
Toho Gas	915	39,137
Tohoku Electric Power	1,995	26,984
Tokyo Electric Power Holdings *	2,997	18,423
Tokyo Gas	1,139	29,917
		297,971
TOTAL JAPAN		4,102,983
TOTAL COMMON STOCK
(Cost $4,358,503)		4,102,983
TOTAL INVESTMENTS — 99.9%
(Cost $4,358,503)		$4,102,983

Percentages are based on Net Assets of $4,108,964.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Japan ETF

Cl — Class

REIT — Real Estate Investment Trust

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 44.5%
Communication Services — 1.0%
Amcor	1,231	$12,252
Telstra	5,399	12,243
		24,495
Consumer Discretionary — 2.9%
Aristocrat Leisure	585	10,506
Crown Resorts	3,185	27,752
Star Entertainment Grp	5,651	18,295
TABCORP Holdings	3,821	12,955
		69,508
Consumer Staples — 2.7%
Coca-Cola Amatil	4,831	29,589
Treasury Wine Estates	1,620	18,250
Woolworths Group	737	15,783
		63,622
Energy — 3.5%
Oil Search	1,447	8,240
Santos	5,554	26,201
Wesfarmers	1,063	24,966
Woodside Petroleum	948	23,723
		83,130
Financials — 5.6%
Australia & New Zealand Banking Group	334	6,096
Bank of Queensland	1,813	13,444
Bendigo and Adelaide Bank	1,824	14,337
CIMIC Group	498	16,271
Insurance Australia Group	3,643	18,834
Macquarie Group	318	27,008
National Australia Bank	357	6,211
QBE Insurance Group	2,160	16,899
Suncorp Group	1,573	14,887
		133,987
Health Care — 3.3%
Ansell	1,235	21,090
Cochlear	120	16,924
CSL	67	9,513
Healthscope	4,428	7,620
Ramsay Health Care	176	7,279
Sonic Healthcare	955	16,029
		78,455
Industrials — 4.4%
ALS	2,442	12,909

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Aurizon Holdings	7,809	$25,053
Brambles	6,197	48,077
SEEK	1,162	14,395
Sydney Airport	1,039	4,970
		105,404
Information Technology — 1.2%
Computershare	1,197	15,510
Xero *	375	11,902
		27,412
Materials — 9.3%
BHP Group	602	15,289
BlueScope Steel	2,584	23,457
Boral	2,165	7,814
Fortescue Metals Group	4,684	19,297
Incitec Pivot	15,994	38,601
Newcrest Mining	822	14,654
Orica	2,160	27,011
Orora	11,229	25,873
Rio Tinto	178	11,298
South32	14,586	37,544
		220,838
Real Estate — 6.7%
Dexus ‡	4,643	38,865
Goodman Group ‡	2,837	24,120
GPT Group ‡	3,774	15,961
Lend Lease Group	1,620	14,446
Mirvac Group ‡	12,772	22,350
Scentre Group ‡	5,807	16,810
Stockland ‡	4,561	12,571
Vicinity Centres ‡	7,371	14,028
		159,151
Utilities — 3.9%
AGL Energy	1,178	18,398
APA Group	3,426	22,932
AusNet Services	14,562	17,520
Spark Infrastructure Group	19,219	33,772
		92,622
TOTAL AUSTRALIA		1,058,624

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 25.0%
Communication Services — 0.9%
PCCW	34,945	$20,798

Consumer Discretionary — 1.7%
Li & Fung	33,909	5,748
Wynn Macau	3,633	8,815
Yue Yuen Industrial Holdings	7,371	25,175
		39,738
Financials — 0.9%
Bank of East Asia	1,918	6,441
Hang Seng Bank	676	15,473
		21,914
Industrials — 3.2%
CK Hutchison Holdings	1,828	18,393
MTR	2,600	14,513
NWS Holdings	19,297	44,168
		77,074
Information Technology — 0.4%
Hanergy Thin Film Power Group *(A) (B) (C)	29,000	14
VTech Holdings	984	9,386
		9,400
Real Estate — 12.1%
CK Asset Holdings	1,043	8,740
Hang Lung Group	6,697	19,630
Hang Lung Properties	6,183	13,474
Henderson Land Development	1,386	7,851
Hysan Development	7,785	40,380
Link REIT ‡	4,035	44,224
New World Development	4,673	7,325
Sino Land	7,498	13,435
Sun Hung Kai Properties	438	7,324
Swire Pacific, Cl A	2,776	32,795
Swire Properties	12,504	48,604
Wharf Holdings	6,530	19,681
Wharf Real Estate Investment	1,470	10,023
Wheelock	2,371	15,169
		288,655
Utilities — 5.8%
CLP Holdings	5,237	60,634

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Hong Kong & China Gas	19,786	$42,917
Power Assets Holdings	5,166	34,729
		138,280
TOTAL HONG KONG		595,859
NEW ZEALAND— 6.4%
Communication Services — 1.6%
Spark New Zealand	13,961	39,266
Health Care — 1.2%
Fisher & Paykel Healthcare	3,236	28,191
Materials — 0.8%
Fletcher Building *	5,786	20,066
Utilities — 2.8%
Contact Energy	10,789	45,199
Meridian Energy	8,578	20,943
		66,142
TOTAL NEW ZEALAND		153,665
SINGAPORE— 23.8%
Communication Services — 1.4%
Singapore Press Holdings	14,073	26,269
Singapore Telecommunications	2,800	6,289
		32,558
Consumer Discretionary — 0.8%
Genting Singapore	22,435	18,353
Consumer Staples — 4.5%
Dairy Farm International Holdings	3,027	27,334
Thai Beverage	43,405	23,564
Wilmar International	22,533	55,803
		106,701
Financials — 2.7%
DBS Group Holdings	1,234	21,952
Oversea-Chinese Banking	763	6,531
Singapore Exchange	3,810	21,648
United Overseas Bank	820	15,361
		65,492
Industrials — 6.5%
ComfortDelGro	18,090	31,346
Jardine Matheson Holdings	310	20,714
Jardine Strategic Holdings	399	15,274
Keppel	1,582	7,177
SATS	8,118	29,220

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Singapore Airlines	3,612	$25,922
Singapore Technologies Engineering	9,515	26,323
		155,976
Information Technology — 1.1%
Venture	2,217	26,809
Real Estate — 6.8%
Ascendas ‡	11,978	24,408
CapitaLand	3,258	8,068
CapitaLand Commercial Trust ‡	24,275	33,940
CapitaLand Mall Trust ‡	24,633	43,965
Mapletree Commercial Trust ‡	10,803	14,140
Suntec ‡	21,641	31,062
UOL Group	1,164	5,748
		161,331
TOTAL SINGAPORE		567,220
TOTAL COMMON STOCK
(Cost $2,421,369)		2,375,368
TOTAL INVESTMENTS — 99.7%
(Cost $2,421,369)		$2,375,368

Percentages are based on Net Assets of $2,381,644.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2019 was $14 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2019, was $14 and represents 0.0% of net assets.

Cl — Class

REIT — Real Estate Investment Trust

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$1,058,624	$–	$–	$1,058,624
Hong Kong	595,845	–	14	595,859
New Zealand	153,665	–	–	153,665
Singapore	567,220	–	–	567,220
Total Common Stock	2,375,354	–	14	2,375,368
Total Investments in Securities	$2,375,354	$–	$14	$2,375,368

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Scientific Beta Asia ex-Japan ETF

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED KINGDOM— 0.5%
Energy — 0.1%
TechnipFMC	4,233	$97,190
Industrials — 0.0%
Pentair	2,338	96,302
Materials — 0.4%
Linde	5,213	849,770
TOTAL UNITED KINGDOM		1,043,262
UNITED STATES— 99.3%
Communication Services — 10.3%
Activision Blizzard	7,128	336,727
Alphabet, Cl A *	2,815	3,169,380
Alphabet, Cl C *	2,875	3,209,564
AT&T	68,313	2,053,489
CBS, Cl B	3,252	160,844
CenturyLink	9,069	138,937
Charter Communications, Cl A *	1,685	557,819
Comcast, Cl A	42,572	1,556,858
Discovery, Cl A *	1,428	40,527
Discovery, Cl C *	3,152	84,001
DISH Network, Cl A *	2,169	66,523
Electronic Arts *	2,906	268,049
Facebook, Cl A *	22,559	3,760,360
Interpublic Group	3,687	83,879
Netflix *	4,149	1,408,586
News	1,097	14,184
News	3,591	46,073
Omnicom Group	2,176	169,467
Take-Two Interactive Software *	1,055	111,355
TripAdvisor *	1,014	58,183
Twenty-First Century Fox, Cl A	9,967	491,473
Twenty-First Century Fox, Cl B	4,681	229,650
Twitter *	6,856	230,087
Verizon Communications	38,805	2,136,603
Viacom, Cl B	3,283	96,586
Walt Disney	13,976	1,558,603
		22,037,807
Consumer Discretionary — 10.1%
Advance Auto Parts	657	104,594
Amazon.com *	3,892	6,689,296
AutoZone *	239	202,514
Best Buy	2,127	126,003
Booking Holdings *	424	777,111

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
BorgWarner	1,905	$77,915
Capri Holdings *	1,507	64,017
CarMax *	1,705	100,220
Carnival	3,941	226,923
Chipotle Mexican Grill, Cl A *	262	138,758
Darden Restaurants	1,161	121,824
Delphi Automotive *	2,506	198,299
Dollar General	2,424	279,802
Dollar Tree *	2,235	216,415
DR Horton	3,193	122,771
eBay	8,797	296,019
Expedia Group	1,178	140,477
Foot Locker	1,180	65,950
Ford Motor	36,849	324,271
Gap	2,056	52,305
Garmin	1,084	74,991
General Motors	12,649	493,564
Genuine Parts	1,387	138,451
Goodyear Tire & Rubber	2,324	49,246
H&R Block	1,986	46,850
Hanesbrands	3,501	52,480
Harley-Davidson	1,617	59,603
Hasbro	1,084	98,167
Hilton Worldwide Holdings	2,711	201,915
Home Depot	10,702	1,964,138
Kohl's	1,620	111,278
L Brands	2,249	62,612
Leggett & Platt	1,246	51,036
Lennar, Cl A	2,626	124,526
LKQ *	2,911	76,326
Lowe's	7,707	741,105
Macy's	2,903	76,349
Marriott International, Cl A	2,786	319,081
Mattel *	3,212	38,030
McDonald's	7,309	1,306,702
Mohawk Industries *	627	80,751
NIKE, Cl B	12,045	986,246
Nordstrom	1,089	50,540
Norwegian Cruise Line Holdings *	1,998	102,757
O'Reilly Automotive *	768	264,699
PulteGroup	2,693	74,892

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PVH	786	$85,760
Ralph Lauren, Cl A	524	60,857
Ross Stores	3,668	337,896
Royal Caribbean Cruises	1,626	195,201
Starbucks	11,735	799,623
Tapestry	2,650	102,582
Target	4,874	355,803
Tiffany	1,031	91,481
TJX	11,652	579,454
Tractor Supply	1,179	100,687
Ulta Beauty *	526	153,550
Under Armour, Cl A *	1,758	36,461
Under Armour, Cl C *	1,760	33,334
VF	3,076	258,907
Whirlpool	684	90,979
Wynn Resorts	822	101,114
Yum! Brands	2,918	274,234
		21,629,742
Consumer Staples — 7.2%
Altria Group	20,136	993,712
Archer-Daniels-Midland	5,964	267,784
Brown-Forman, Cl B	1,800	85,050
Campbell Soup	1,940	68,734
Clorox	1,380	204,764
Coca-Cola	41,145	1,980,309
Colgate-Palmolive	9,467	612,326
Conagra Brands	5,127	110,948
Constellation Brands, Cl A	1,812	314,672
Costco Wholesale	4,783	1,026,575
Coty, Cl A	4,474	34,718
Estee Lauder, Cl A	2,355	321,269
General Mills	6,453	286,771
Hershey	1,506	159,787
Hormel Foods	2,700	114,264
JM Smucker	1,105	115,892
Kellogg	2,701	159,386
Kimberly-Clark	3,681	409,990
Kraft Heinz	6,751	324,453
Kroger	8,838	250,381
McCormick	1,282	158,506

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Molson Coors Brewing, Cl B	1,987	$132,354
Mondelez International, Cl A	15,609	722,073
Monster Beverage *	4,351	249,051
Philip Morris International	16,713	1,282,221
Procter & Gamble	26,810	2,586,361
Sysco	5,137	327,997
Walgreens Boots Alliance	8,582	620,135
Walmart	15,279	1,464,187
		15,384,670
Energy — 5.4%
Anadarko Petroleum	4,792	226,805
Apache	3,573	117,266
Baker Hughes a GE, Cl A	5,143	121,221
Cabot Oil & Gas	4,279	106,761
Chevron	18,164	2,082,503
Cimarex Energy	901	67,881
Concho Resources *	1,833	219,667
ConocoPhillips	10,933	740,055
Devon Energy	4,806	128,080
EOG Resources	5,456	541,235
Exxon Mobil	40,293	2,952,670
Halliburton	8,178	256,462
Helmerich & Payne	1,046	58,566
Hess	2,448	132,192
HollyFrontier	1,535	86,482
Kinder Morgan	17,969	325,239
Marathon Oil	7,920	125,057
Marathon Petroleum	6,544	433,605
National Oilwell Varco	3,567	105,155
Newfield Exploration *	1,873	34,238
Noble Energy	4,737	105,825
Occidental Petroleum	7,160	478,145
ONEOK	3,932	252,474
Phillips 66	4,132	394,234
Pioneer Natural Resources	1,607	228,708
Schlumberger	12,974	573,580
Valero Energy	4,074	357,779
Williams	11,309	304,551
		11,556,436
Financials — 13.5%
Affiliated Managers Group	524	54,994

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aflac	7,249	$345,777
Allstate	3,247	285,314
American Express	6,538	671,452
American International Group	8,480	366,590
Ameriprise Financial	1,322	167,365
Aon	2,329	363,860
Arthur J Gallagher	1,659	123,944
Assurant	524	50,508
Bank of America	85,687	2,439,509
Bank of New York Mellon	8,703	455,341
BB&T	7,172	349,994
Berkshire Hathaway, Cl B *	18,283	3,757,887
BlackRock, Cl A	1,157	480,248
Brighthouse Financial *	967	36,108
Capital One Financial	4,518	364,106
Cboe Global Markets	1,061	98,959
Charles Schwab	11,444	535,236
Chubb	4,354	579,300
Cincinnati Financial	1,410	114,379
Citigroup	22,881	1,474,909
Citizens Financial Group	4,380	148,570
CME Group, Cl A	3,371	614,466
Comerica	1,599	125,905
Discover Financial Services	3,344	225,687
E*TRADE Financial	2,508	117,023
Everest Re Group	382	83,677
Fifth Third Bancorp	6,260	167,893
Franklin Resources	2,853	84,477
Goldman Sachs Group	3,292	651,849
Hartford Financial Services Group	3,229	151,505
Huntington Bancshares	10,114	133,909
Intercontinental Exchange	5,474	420,184
Invesco	3,843	70,019
Jefferies Financial Group	2,933	61,036
JPMorgan Chase	31,253	3,234,685
KeyCorp	10,019	165,013
Lincoln National	2,114	123,648
Loews	2,562	122,720
M&T Bank	1,337	219,990
Marsh & McLennan	4,793	422,695
MetLife	9,502	433,956

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Moody's	1,572	$249,178
Morgan Stanley	12,168	514,706
MSCI, Cl A	851	144,900
Nasdaq	1,053	92,706
Northern Trust	2,012	177,982
People's United Financial	3,199	52,400
PNC Financial Services Group	4,358	534,596
Principal Financial Group	2,494	124,875
Progressive	5,458	367,269
Prudential Financial	3,865	356,121
Raymond James Financial	1,183	95,232
Regions Financial	10,131	153,687
S&P Global	2,383	456,702
State Street	3,724	264,032
SunTrust Banks	4,281	254,377
SVB Financial Group *	498	116,223
Synchrony Financial	6,496	195,140
T Rowe Price Group	2,283	213,369
Torchmark	1,014	84,933
Travelers	2,476	310,837
Unum Group	2,104	73,135
US Bancorp	14,195	726,216
Wells Fargo	39,755	1,944,417
Willis Towers Watson	1,204	195,999
Zions Bancorp	1,846	87,851
		28,681,570
Health Care — 15.1%
AbbVie	29,754	2,388,948
ABIOMED *	873	306,484
Alexion Pharmaceuticals *	4,272	525,285
Align Technology *	1,420	353,509
AmerisourceBergen, Cl A	3,085	257,196
Anthem	5,116	1,550,148
Baxter International	9,795	710,040
Biogen Idec *	3,978	1,327,777
Boston Scientific *	27,191	1,037,337
Cardinal Health	6,142	306,916
Celgene *	13,649	1,207,391
Centene *	4,060	530,114
Cerner *	6,239	342,583

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cigna	7,533	$1,505,169
CVS Health	25,566	1,675,852
DaVita *	2,394	134,375
DENTSPLY SIRONA	4,326	181,476
Edwards Lifesciences *	4,137	705,028
Eli Lilly	18,647	2,235,029
Gilead Sciences	25,568	1,790,015
Henry Schein *	2,950	229,215
Hologic *	5,186	230,258
Humana	2,679	827,784
IDEXX Laboratories *	1,710	363,854
Illumina *	2,884	806,914
Incyte *	3,403	274,248
Intuitive Surgical *	2,269	1,188,139
IQVIA Holdings *	3,144	405,607
Laboratory Corp of America Holdings *	2,004	279,257
McKesson	3,888	498,636
Medtronic	26,550	2,346,755
Mettler-Toledo International *	506	322,909
Nektar Therapeutics, Cl A *	3,215	136,123
Quest Diagnostics	2,594	226,586
Regeneron Pharmaceuticals *	1,506	646,481
ResMed	2,720	258,862
Stryker	6,026	1,070,037
Varian Medical Systems *	1,764	232,901
Vertex Pharmaceuticals *	4,968	948,441
Waters *	1,507	348,449
WellCare Health Plans *	1,014	280,351
Zimmer Biomet Holdings	4,011	439,445
Zoetis, Cl A	9,466	815,591
		32,247,515
Industrials — 9.3%
3M	7,758	1,553,927
Alaska Air Group	1,769	113,128
Allegion	1,372	117,800
American Airlines Group	5,357	191,620
AMETEK	3,265	238,019
AO Smith	1,989	95,194
Arconic	5,994	112,807
Caterpillar	7,856	1,046,105

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CH Robinson Worldwide	1,776	$154,104
Cintas	1,213	227,450
Copart *	2,820	142,777
CSX	10,879	714,750
Cummins	1,931	284,069
Deere	4,352	713,728
Delta Air Lines	8,473	418,820
Dover	1,886	165,647
Eaton	5,880	448,350
Emerson Electric	8,306	543,793
Equifax	1,709	182,897
Expeditors International of Washington	2,244	155,509
Fastenal	3,761	227,391
FedEx	3,284	583,140
Flowserve	1,868	82,267
Fortive	3,882	291,111
Fortune Brands Home & Security	2,141	96,987
IHS Markit *	4,987	258,925
Illinois Tool Works	4,061	557,616
Ingersoll-Rand	3,255	325,630
JB Hunt Transport Services	1,247	133,479
Johnson Controls International	12,219	412,635
Kansas City Southern	1,392	147,204
Masco	4,214	136,576
Nielsen Holdings	4,832	124,086
Norfolk Southern	3,687	618,457
PACCAR	4,835	316,789
Parker-Hannifin	1,847	304,404
Quanta Services	2,168	76,617
Republic Services, Cl A	2,862	219,544
Robert Half International	1,823	117,456
Rockwell Automation	1,601	271,402
Rollins	1,977	73,623
Roper Technologies	1,376	389,766
Snap-On	803	133,290
Southwest Airlines	6,880	390,509
Stanley Black & Decker	1,994	252,121
TransDigm Group *	664	259,624
Union Pacific	9,845	1,566,045
United Continental Holdings *	3,111	271,497
United Parcel Service, Cl B	9,255	975,477

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Rentals *	1,155	$144,675
United Technologies	10,815	1,276,927
Verisk Analytics, Cl A *	2,229	261,707
Waste Management	5,332	510,112
WW Grainger	603	178,120
Xylem	2,561	182,497
		19,788,200
Information Technology — 20.0%
Accenture, Cl A	6,103	937,116
Adobe *	4,615	1,143,689
Advanced Micro Devices *	8,585	209,560
Akamai Technologies *	1,585	103,184
Alliance Data Systems	432	76,719
Amphenol, Cl A	2,880	253,210
Analog Devices	3,454	341,462
ANSYS *	785	129,015
Apple	42,772	7,118,972
Applied Materials	9,175	358,559
Arista Networks *	504	108,249
Autodesk *	2,075	305,440
Automatic Data Processing	4,190	585,930
Broadcom	3,892	1,044,029
Broadridge Financial Solutions	1,122	113,131
Cadence Design Systems *	2,598	124,782
Cisco Systems	42,573	2,013,278
Citrix Systems	1,193	122,330
Cognizant Technology Solutions, Cl A	5,446	379,477
DXC Technology	2,672	171,329
F5 Networks *	596	95,926
Fidelity National Information Services	3,078	321,743
Fiserv *	3,770	312,646
FleetCor Technologies *	859	173,355
FLIR Systems	1,310	64,033
Fortinet *	1,399	107,121
Gartner *	870	118,224
Global Payments	1,493	167,634
Hewlett Packard Enterprise	14,346	223,654
HP	14,805	326,154
Intel	43,229	2,036,950
International Business Machines	8,707	1,170,395

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	2,466	$532,212
IPG Photonics *	363	48,279
Jack Henry & Associates	751	100,296
Juniper Networks	3,428	88,922
Keysight Technologies *	1,804	133,532
KLA-Tencor	1,443	153,781
Lam Research	1,494	253,353
Mastercard, Cl A	8,605	1,816,774
Microchip Technology	2,221	178,502
Micron Technology *	10,885	416,025
Microsoft	73,328	7,657,644
Motorola Solutions	1,554	181,678
NetApp	2,576	164,272
NVIDIA	5,793	832,744
Oracle	24,101	1,210,594
Paychex	3,031	214,595
PayPal Holdings *	11,293	1,002,367
Qorvo *	1,179	77,059
QUALCOMM	11,418	565,419
Red Hat *	1,703	302,862
salesforce.com *	7,232	1,099,047
Seagate Technology	2,679	118,626
Skyworks Solutions	1,703	124,387
Symantec	5,871	123,408
Synopsys *	1,424	132,930
TE Connectivity	3,302	267,296
Texas Instruments	9,079	914,074
Total System Services	1,572	140,867
VeriSign *	1,046	177,056
Visa, Cl A	16,634	2,245,755
Western Digital	2,793	125,657
Western Union	4,435	80,939
Xerox	1,996	56,307
Xilinx	2,402	268,880
		42,563,435
Materials — 2.2%
Air Products & Chemicals	2,076	341,274
Albemarle	1,046	84,444
Avery Dennison	789	82,411
Ball	3,096	161,859

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
CF Industries Holdings	2,185	$95,375
DowDuPont	21,485	1,156,107
Eastman Chemical	1,319	106,338
Ecolab	2,423	383,246
FMC	1,258	100,388
Freeport-McMoRan Copper & Gold	14,137	164,555
International Flavors & Fragrances	962	136,392
International Paper	3,709	175,918
LyondellBasell Industries, Cl A	3,013	262,041
Martin Marietta Materials	608	107,421
Mosaic	3,318	107,105
Newmont Mining	4,881	166,491
Nucor	2,867	175,575
Packaging Corp of America	870	82,058
PPG Industries	2,297	242,196
Sealed Air	1,704	67,308
Sherwin-Williams	778	327,943
Vulcan Materials	1,207	122,692
Westrock	2,394	97,460
		4,746,597
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	1,068	140,666
American Tower, Cl A ‡	4,138	715,212
Apartment Investment & Management, Cl A ‡	1,444	71,507
AvalonBay Communities ‡	1,304	251,568
Boston Properties ‡	1,441	190,025
CBRE Group, Cl A *	2,834	129,656
Crown Castle International ‡	3,851	450,798
Digital Realty Trust ‡	1,912	207,146
Duke Realty ‡	3,243	94,825
Equinix ‡	781	307,714
Equity Residential ‡	3,441	249,679
Essex Property Trust ‡	636	172,483
Extra Space Storage ‡	1,179	116,261
Federal Realty Investment Trust ‡	655	86,833
HCP ‡	4,406	138,965
Host Hotels & Resorts ‡	6,929	125,138
Iron Mountain ‡	2,441	90,805
Kimco Realty ‡	3,958	67,326
Macerich ‡	1,096	50,591

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Mid-America Apartment Communities ‡	1,015	$102,799
ProLogis ‡	5,997	414,753
Public Storage ‡	1,408	299,228
Realty Income ‡	2,651	182,097
Regency Centers ‡	1,426	92,690
SBA Communications, Cl A ‡ *	1,073	195,855
Simon Property Group ‡	2,919	531,608
SL Green Realty ‡	878	81,154
UDR ‡	2,511	109,856
Ventas ‡	3,327	214,558
Vornado Realty Trust ‡	1,620	113,254
Welltower ‡	3,422	265,171
Weyerhaeuser ‡	7,033	184,546
		6,444,767
Utilities — 3.2%
AES	6,174	101,192
Alliant Energy	2,152	95,699
Ameren	2,282	158,234
American Electric Power	4,621	365,614
American Water Works	1,686	161,300
CenterPoint Energy	4,950	153,054
CMS Energy	2,657	138,536
Consolidated Edison	2,882	223,787
Dominion Energy	7,074	496,878
DTE Energy	1,701	200,293
Duke Energy	6,653	584,000
Edison International	3,066	174,670
Entergy	1,701	151,712
Evergy	2,538	145,478
Eversource Energy	2,949	204,690
Exelon	9,162	437,577
FirstEnergy	4,663	182,790
NextEra Energy	4,510	807,199
NiSource	3,174	86,587
NRG Energy	2,851	116,634
Pinnacle West Capital	1,048	92,350
PPL	6,507	203,799
Public Service Enterprise Group	4,768	260,094
Sempra Energy	2,619	306,371
Southern	9,451	459,319

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	2,947	$215,219
Xcel Energy	4,805	251,590
		6,774,666
TOTAL UNITED STATES		211,855,405
TOTAL COMMON STOCK
(Cost $197,813,161)		212,898,667
TOTAL INVESTMENTS — 99.8%
(Cost $197,813,161)		$212,898,667

Percentages are based on Net Assets of $213,267,021.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

S&P — Standard & Poor's

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 102.5%
CHINA— 1.4%
Communication Services — 0.9%
Baidu ADR *	14,756	$2,547,329
NetEase ADR	3,827	964,136
		3,511,465
Consumer Discretionary — 0.5%
Ctrip.com International ADR *	25,421	846,519
JD.com ADR *	48,080	1,194,788
		2,041,307
TOTAL CHINA		5,552,772
NETHERLANDS— 0.4%
Information Technology — 0.4%
NXP Semiconductors ADR	17,166	1,493,957
UNITED STATES— 100.7%
Communication Services — 23.0%
Activision Blizzard	40,007	1,889,931
Alphabet, Cl A *	14,554	16,386,203
Alphabet, Cl C *	16,685	18,626,633
Charter Communications, Cl A *	12,055	3,990,808
Comcast, Cl A	238,559	8,724,103
Electronic Arts *	15,789	1,456,377
Facebook, Cl A *	114,859	19,145,847
Liberty Global *	28,045	660,740
Liberty Global, Cl A *	10,496	256,102
Netflix *	22,912	7,778,623
Sirius XM Holdings	232,105	1,353,172
Take-Two Interactive Software *	5,934	626,334
T-Mobile US *	44,639	3,107,767
Twenty-First Century Fox, Cl A	55,580	2,740,650
Twenty-First Century Fox, Cl B	41,894	2,055,320
		88,798,610
Consumer Discretionary — 16.7%
Amazon.com *	23,167	39,817,818
Booking Holdings *	2,440	4,472,056
Dollar Tree *	12,404	1,201,079
eBay	50,369	1,694,917
Expedia Group	7,112	848,106
Hasbro	6,589	596,700
Lululemon Athletica *	6,361	940,219
Marriott International, Cl A	17,890	2,048,942
MercadoLibre	2,360	859,040
O'Reilly Automotive *	4,189	1,443,781
Ross Stores	19,561	1,801,959

Schedule of Investments (Unaudited)	January 31, 2019

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Starbucks	65,396	$4,456,083
Tesla *	9,038	2,774,847
Ulta Beauty *	3,123	911,666
Wynn Resorts	5,668	697,221
		64,564,434
Consumer Staples — 6.5%
Costco Wholesale	23,116	4,961,388
Kraft Heinz	64,170	3,084,010
Mondelez International, Cl A	76,544	3,540,926
Monster Beverage *	28,936	1,656,297
PepsiCo	75,009	8,451,264
Walgreens Boots Alliance	49,998	3,612,855
		25,306,740
Financials — 0.3%
Willis Towers Watson	6,764	1,101,112
Health Care — 9.2%
Alexion Pharmaceuticals *	11,648	1,432,238
Align Technology *	4,180	1,040,611
Amgen	33,476	6,263,695
Biogen Idec *	10,613	3,542,407
BioMarin Pharmaceutical *	9,237	906,796
Celgene *	36,808	3,256,036
Cerner *	17,514	961,694
Gilead Sciences	68,225	4,776,432
Henry Schein *	7,943	617,171
IDEXX Laboratories *	4,506	958,787
Illumina *	7,721	2,160,259
Incyte *	11,116	895,838
Intuitive Surgical *	6,011	3,147,600
Mylan *	26,916	806,134
Regeneron Pharmaceuticals *	5,586	2,397,902
Vertex Pharmaceuticals *	13,435	2,564,876
		35,728,476
Industrials — 2.5%
American Airlines Group	24,044	860,054
Cintas	5,557	1,041,993
CSX	44,421	2,918,460
Fastenal	14,998	906,779
JB Hunt Transport Services	5,685	608,522
PACCAR	18,202	1,192,595
United Continental Holdings *	14,211	1,240,194
Verisk Analytics, Cl A	8,551	1,003,973
		9,772,570

Schedule of Investments (Unaudited)	January 31, 2019

Global X Nasdaq 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 42.1%
Adobe *	25,642	$6,354,599
Advanced Micro Devices *	51,998	1,269,271
Analog Devices	19,388	1,916,698
Apple	224,793	37,414,547
Applied Materials	51,503	2,012,737
ASML Holding, Cl G	3,533	618,381
Autodesk *	11,441	1,684,115
Automatic Data Processing	23,039	3,221,774
Broadcom	21,717	5,825,585
Cadence Design Systems *	15,200	730,056
Check Point Software Technologies *	8,162	913,491
Cisco Systems	236,268	11,173,114
Citrix Systems	7,103	728,342
Cognizant Technology Solutions, Cl A	30,378	2,116,739
Fiserv *	20,847	1,728,842
Intel	239,852	11,301,827
Intuit	13,651	2,946,159
KLA-Tencor	7,988	851,281
Lam Research	8,119	1,376,820
Maxim Integrated Products	14,460	784,744
Microchip Technology	12,279	986,863
Micron Technology *	59,505	2,274,281
Microsoft	363,625	37,973,358
NetApp	13,154	838,831
NVIDIA	32,176	4,625,300
Paychex	18,742	1,326,934
PayPal Holdings *	61,895	5,493,800
QUALCOMM	63,842	3,161,456
Skyworks Solutions	9,253	675,839
Symantec	33,312	700,218
Synopsys *	8,010	747,734
Texas Instruments	50,669	5,101,355
VeriSign *	6,286	1,064,031
Western Digital	15,069	677,954
Workday, Cl A *	7,779	1,412,122
Xilinx	13,195	1,477,048
		163,506,246
Utilities — 0.4%
Xcel Energy	26,851	1,405,918

Schedule of Investments (Unaudited)	January 31, 2019

Global X Nasdaq 100® Covered Call ETF

	Number of Contracts	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$390,184,106
TOTAL COMMON STOCK
(Cost $365,026,450)		397,230,835
TOTAL INVESTMENTS — 102.5%
(Cost $365,026,450)		$397,230,835
WRITTEN OPTION— (2.6)%(A)
UNITED STATES— (2.6)%
(Premiums Received $8,428,797)	(575)	$(10,010,750)

Percentages are based on Net Assets of $387,527,135.

A list of the exchange traded option contracts held by the Fund at January 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value

WRITTEN OPTION — (2.6)%

Call Options
February 19 Calls on NDX*	(575)	$(8,428,797)	$6,800.00	02/16/19	$(10,010,750)

Total Written Option		$(8,428,797)			$(10,010,750)

*	Non-income producing security.
+	Represents cost.
(A)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

Cl — Class

NDX — NASDAQ-100 Index

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$397,230,835	$—	$—	$397,230,835
Total Investments in Securities	$397,230,835	$—	$—	$397,230,835

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(10,010,750)	$—	$—	$(10,010,750)
Total Other Financial Instruments	$(10,010,750)	$—	$—	$(10,010,750)

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 100.8%
UNITED STATES— 100.8%
Communication Services — 10.4%
Activision Blizzard	2,846	$134,445
Alphabet, Cl A *	1,100	1,238,479
Alphabet, Cl C *	1,132	1,263,731
AT&T	26,742	803,865
CBS, Cl B	1,178	58,264
CenturyLink	3,633	55,658
Charter Communications, Cl A *	648	214,520
Comcast, Cl A	16,659	609,219
Discovery, Cl A *	578	16,404
Discovery, Cl C *	1,172	31,234
DISH Network, Cl A *	856	26,254
Electronic Arts *	1,152	106,260
Facebook, Cl A *	8,839	1,473,373
Interpublic Group	1,468	33,397
Netflix *	1,599	542,861
News	466	6,025
News	1,433	18,385
Omnicom Group	862	67,133
Take-Two Interactive Software *	443	46,759
TripAdvisor *	402	23,067
Twenty-First Century Fox, Cl A	3,882	191,421
Twenty-First Century Fox, Cl B	1,732	84,972
Twitter *	2,566	86,115
Verizon Communications	15,185	836,085
Viacom, Cl B	1,322	38,893
Walt Disney	5,463	609,234
		8,616,053
Consumer Discretionary — 10.3%
Advance Auto Parts	287	45,690
Amazon.com *	1,513	2,600,438
AutoZone *	90	76,261
Best Buy	816	48,340
Booking Holdings *	172	315,243
BorgWarner	756	30,920
Capri Holdings *	568	24,129
CarMax *	685	40,264
Carnival	1,528	87,982
Chipotle Mexican Grill, Cl A *	86	45,546
Darden Restaurants	469	49,212
Delphi Automotive *	999	79,052
Dollar General	976	112,660
Dollar Tree *	901	87,244

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DR Horton	1,280	$49,216
eBay	3,273	110,136
Expedia Group	467	55,690
Foot Locker	461	25,765
Ford Motor	14,674	129,131
Gap	822	20,912
Garmin	431	29,817
General Motors	4,919	191,939
Genuine Parts	550	54,901
Goodyear Tire & Rubber	933	19,770
H&R Block	783	18,471
Hanesbrands	1,365	20,461
Harley-Davidson	637	23,480
Hasbro	406	36,768
Hilton Worldwide Holdings	1,142	85,056
Home Depot	4,148	761,282
Kohl's	642	44,099
L Brands	928	25,836
Leggett & Platt	496	20,316
Lennar, Cl A	1,124	53,300
LKQ *	1,160	30,415
Lowe's	2,965	285,114
Macy's	1,144	30,087
Marriott International, Cl A	1,027	117,622
Mattel *	1,286	15,226
McDonald's	2,826	505,233
MGM Resorts International	1,946	57,290
Mohawk Industries *	248	31,940
Newell Brands	1,429	30,309
NIKE, Cl B	4,717	386,227
Nordstrom	434	20,142
Norwegian Cruise Line Holdings *	846	43,510
O'Reilly Automotive *	290	99,951
PulteGroup	1,032	28,700
PVH	289	31,533
Ralph Lauren, Cl A	218	25,319
Ross Stores	1,342	123,625
Royal Caribbean Cruises	644	77,312
Starbucks	4,585	312,423
Tapestry	1,073	41,536
Target	1,902	138,846
Tiffany	396	35,137
TJX	4,557	226,620

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	473	$40,394
Ulta Beauty *	218	63,639
Under Armour, Cl A *	694	14,394
Under Armour, Cl C *	713	13,504
VF	1,223	102,940
Whirlpool	210	27,932
Wynn Resorts	377	46,375
Yum! Brands	1,131	106,291
		8,528,913
Consumer Staples — 7.2%
Altria Group	6,955	343,229
Archer-Daniels-Midland	2,107	94,604
Brown-Forman, Cl B	638	30,146
Campbell Soup	727	25,758
Church & Dwight	934	60,346
Clorox	450	66,771
Coca-Cola	14,064	676,899
Colgate-Palmolive	3,148	203,613
Conagra Brands	1,865	40,359
Constellation Brands, Cl A	594	103,154
Costco Wholesale	1,622	348,130
Coty, Cl A	1,770	13,735
Estee Lauder, Cl A	837	114,184
General Mills	2,182	96,968
Hershey	538	57,082
Hormel Foods	1,009	42,701
JM Smucker	427	44,784
Kellogg	934	55,115
Kimberly-Clark	1,249	139,114
Kraft Heinz	2,227	107,030
Kroger	2,867	81,222
Lamb Weston Holdings	573	41,428
McCormick	444	54,896
Molson Coors Brewing, Cl B	693	46,161
Mondelez International, Cl A	5,357	247,814
Monster Beverage *	1,412	80,823
PepsiCo	5,178	583,405
Philip Morris International	5,766	442,368
Procter & Gamble	9,155	883,182
Sysco	1,818	116,079
Tyson Foods, Cl A	1,086	67,245
Walgreens Boots Alliance	2,958	213,745
Walmart	5,219	500,137
		6,022,227

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — 5.5%
Anadarko Petroleum	1,815	$85,904
Apache	1,429	46,900
Baker Hughes a GE, Cl A	1,973	46,504
Cabot Oil & Gas	1,731	43,188
Chevron	7,019	804,728
Cimarex Energy	357	26,896
Concho Resources *	712	85,326
ConocoPhillips	4,254	287,953
Devon Energy	1,607	42,827
Diamondback Energy	547	56,407
EOG Resources	2,133	211,594
Exxon Mobil	15,572	1,141,117
Halliburton	3,270	102,547
Helmerich & Payne	407	22,788
Hess	856	46,224
HollyFrontier	534	30,086
Kinder Morgan	7,206	130,429
Marathon Oil	3,191	50,386
Marathon Petroleum	2,500	165,650
National Oilwell Varco	1,427	42,068
Newfield Exploration *	750	13,710
Noble Energy	1,822	40,703
Occidental Petroleum	2,736	182,710
ONEOK	1,467	94,196
Phillips 66	1,530	145,977
Pioneer Natural Resources	645	91,796
Schlumberger	5,035	222,597
TechnipFMC	1,642	37,700
Valero Energy	1,544	135,594
Williams	4,343	116,957
		4,551,462
Financials — 13.5%
Affiliated Managers Group	218	22,879
Aflac	2,775	132,368
Allstate	1,233	108,344
American Express	2,585	265,480
American International Group	3,190	137,904
Ameriprise Financial	492	62,287
Aon	879	137,326
Arthur J Gallagher	679	50,728
Assurant	201	19,374
Bank of America	33,555	955,310
Bank of New York Mellon	3,335	174,487
BB&T	2,811	137,177

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Berkshire Hathaway, Cl B *	7,159	$1,471,461
BlackRock, Cl A	440	182,635
Brighthouse Financial *	370	13,816
Capital One Financial	1,707	137,567
Cboe Global Markets	431	40,199
Charles Schwab	4,366	204,198
Chubb	1,675	222,859
Cincinnati Financial	570	46,238
Citigroup	8,956	577,304
Citizens Financial Group	1,636	55,493
CME Group, Cl A	1,319	240,427
Comerica	558	43,937
Discover Financial Services	1,203	81,190
E*TRADE Financial	874	40,781
Everest Re Group	151	33,077
Fifth Third Bancorp	2,322	62,276
First Republic Bank	613	59,234
Franklin Resources	996	29,492
Goldman Sachs Group	1,276	252,661
Hartford Financial Services Group	1,364	63,999
Huntington Bancshares	4,077	53,979
Intercontinental Exchange	2,059	158,049
Invesco	1,529	27,858
Jefferies Financial Group	1,170	24,348
JPMorgan Chase	12,235	1,266,322
KeyCorp	3,629	59,770
Lincoln National	828	48,430
Loews	1,037	49,672
M&T Bank	503	82,764
Marsh & McLennan	1,820	160,506
MetLife	3,614	165,051
Moody's	623	98,752
Morgan Stanley	4,809	203,421
MSCI, Cl A	330	56,189
Nasdaq	435	38,297
Northern Trust	805	71,210
People's United Financial	1,306	21,392
PNC Financial Services Group	1,698	208,294
Principal Financial Group	1,004	50,270
Progressive	2,183	146,894
Prudential Financial	1,488	137,104
Raymond James Financial	481	38,721
Regions Financial	3,647	55,325
S&P Global	909	174,210

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street	1,404	$99,544
SunTrust Banks	1,621	96,320
SVB Financial Group *	192	44,809
Synchrony Financial	2,344	70,414
T Rowe Price Group	902	84,301
Torchmark	403	33,755
Travelers	951	119,389
Unum Group	853	29,650
US Bancorp	5,612	287,110
Wells Fargo	15,562	761,137
Willis Towers Watson	501	81,558
Zions Bancorp	778	37,025
		11,204,348
Health Care — 15.3%
Abbott Laboratories	6,520	475,830
AbbVie	5,586	448,500
ABIOMED *	174	61,086
Agilent Technologies	1,213	92,249
Alexion Pharmaceuticals *	835	102,672
Align Technology *	269	66,968
Allergan	1,163	167,449
AmerisourceBergen, Cl A	606	50,522
Amgen	2,365	442,515
Anthem	955	289,365
Baxter International	1,780	129,032
Becton Dickinson	988	246,466
Biogen Idec *	744	248,332
Boston Scientific *	5,083	193,916
Bristol-Myers Squibb	6,034	297,899
Cardinal Health	1,035	51,719
Celgene *	2,576	227,873
Centene *	732	95,577
Cerner *	1,187	65,178
Cigna	1,406	280,933
Cooper	183	51,013
CVS Health	4,783	313,526
Danaher	2,274	252,232
DaVita *	410	23,013
DENTSPLY SIRONA	858	35,993
Edwards Lifesciences *	790	134,632
Eli Lilly	3,497	419,150
Gilead Sciences	4,788	335,208
HCA Healthcare	979	136,502

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	602	$46,775
Hologic *	1,046	46,442
Humana	502	155,113
IDEXX Laboratories *	327	69,579
Illumina *	539	150,807
Incyte *	646	52,061
Intuitive Surgical *	421	220,452
IQVIA Holdings *	610	78,696
Johnson & Johnson	9,868	1,313,234
Laboratory Corp of America Holdings *	392	54,625
McKesson	703	90,160
Medtronic	4,983	440,447
Merck	9,549	710,732
Mettler-Toledo International *	89	56,796
Mylan *	2,000	59,900
Nektar Therapeutics, Cl A *	611	25,870
PerkinElmer	425	38,463
Perrigo	494	22,946
Pfizer	21,245	901,850
Quest Diagnostics	511	44,636
Regeneron Pharmaceuticals *	287	123,200
ResMed	534	50,821
Stryker	1,140	202,430
Teleflex	177	48,410
Thermo Fisher Scientific	1,490	366,047
UnitedHealth Group	3,537	955,698
Universal Health Services, Cl B	330	43,735
Varian Medical Systems *	355	46,871
Vertex Pharmaceuticals *	937	178,883
Waters *	266	61,505
WellCare Health Plans *	188	51,978
Zimmer Biomet Holdings	760	83,266
Zoetis, Cl A	1,734	149,401
		12,677,179
Industrials — 9.6%
3M	2,160	432,648
Alaska Air Group	464	29,673
Allegion	356	30,566
American Airlines Group	1,415	50,615
AMETEK	866	63,131
AO Smith	547	26,179
Arconic	1,585	29,830
Boeing	1,939	747,718

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	2,180	$290,288
CH Robinson Worldwide	535	46,422
Cintas	320	60,003
Copart *	764	38,681
CSX	2,947	193,618
Cummins	523	76,939
Deere	1,167	191,387
Delta Air Lines	2,263	111,859
Dover	579	50,854
Eaton	1,553	118,416
Emerson Electric	2,259	147,897
Equifax	462	49,443
Expeditors International of Washington	676	46,847
Fastenal	1,078	65,176
FedEx	876	155,551
Flowserve	499	21,976
Fluor	534	19,528
Fortive	1,040	77,990
Fortune Brands Home & Security	570	25,821
General Dynamics	1,043	178,530
General Electric	32,151	326,654
Harris	412	63,110
Honeywell International	2,744	394,121
Huntington Ingalls Industries	142	29,316
IHS Markit *	1,360	70,611
Illinois Tool Works	1,102	151,316
Ingersoll-Rand	872	87,235
Jacobs Engineering Group	462	29,938
JB Hunt Transport Services	320	34,253
Johnson Controls International	3,493	117,960
Kansas City Southern	394	41,666
L3 Technologies	291	57,292
Lockheed Martin	901	261,011
Masco	1,201	38,924
Nielsen Holdings	1,265	32,485
Norfolk Southern	998	167,405
Northrop Grumman	653	179,934
PACCAR	1,320	86,486
Parker-Hannifin	500	82,405
Pentair	616	25,373
Quanta Services	567	20,038
Raytheon	1,030	169,703
Republic Services, Cl A	761	58,376
Robert Half International	470	30,282

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rockwell Automation	425	$72,046
Rollins	480	17,875
Roper Technologies	393	111,321
Snap-On	215	35,688
Southwest Airlines	1,825	103,587
Stanley Black & Decker	572	72,324
Textron	832	44,287
TransDigm Group *	181	70,771
Union Pacific	2,733	434,737
United Continental Holdings *	817	71,300
United Parcel Service, Cl B	2,565	270,351
United Rentals *	325	40,710
United Technologies	3,004	354,682
Verisk Analytics, Cl A	635	74,556
Waste Management	1,430	136,809
WW Grainger	160	47,262
Xylem	681	48,528
		7,940,314
Information Technology — 20.1%
Accenture, Cl A	2,361	362,532
Adobe *	1,811	448,802
Advanced Micro Devices *	3,385	82,628
Akamai Technologies *	641	41,729
Alliance Data Systems	181	32,144
Amphenol, Cl A	1,143	100,492
Analog Devices	1,391	137,514
ANSYS *	327	53,742
Apple	16,607	2,764,068
Applied Materials	3,577	139,789
Arista Networks *	200	42,956
Autodesk *	823	121,146
Automatic Data Processing	1,591	222,485
Broadcom	1,532	410,959
Broadridge Financial Solutions	464	46,785
Cadence Design Systems *	1,049	50,383
Cisco Systems	16,514	780,947
Citrix Systems	447	45,835
Cognizant Technology Solutions, Cl A	2,088	145,492
Corning	2,880	95,789
DXC Technology	1,067	68,416
F5 Networks *	204	32,834
Fidelity National Information Services	1,192	124,600
Fiserv *	1,445	119,834

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
FleetCor Technologies *	314	$63,368
FLIR Systems	513	25,075
Fortinet *	563	43,109
Gartner *	339	46,067
Global Payments	574	64,449
Hewlett Packard Enterprise	5,084	79,260
HP	5,757	126,827
Intel	16,768	790,109
International Business Machines	3,370	452,995
Intuit	955	206,108
IPG Photonics *	142	18,886
Jack Henry & Associates	261	34,857
Juniper Networks	1,161	30,116
Keysight Technologies *	645	47,743
KLA-Tencor	584	62,237
Lam Research	550	93,269
Mastercard, Cl A	3,335	704,119
Maxim Integrated Products	1,066	57,852
Microchip Technology	870	69,922
Micron Technology *	4,193	160,256
Microsoft	28,477	2,973,854
Motorola Solutions	612	71,549
NetApp	878	55,990
NVIDIA	2,259	324,731
Oracle	9,458	475,076
Paychex	1,210	85,668
PayPal Holdings *	4,369	387,792
Qorvo *	474	30,981
QUALCOMM	4,470	221,354
Red Hat *	634	112,751
salesforce.com *	2,837	431,139
Seagate Technology	879	38,922
Skyworks Solutions	686	50,105
Symantec	2,327	48,914
Synopsys *	572	53,396
TE Connectivity	1,225	99,164
Texas Instruments	3,556	358,018
Total System Services	639	57,261
VeriSign *	409	69,231
Visa, Cl A	6,458	871,894
Western Digital	1,104	49,669
Western Union	1,733	31,627
Xerox	795	22,427

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xilinx	934	$104,552
		16,674,590
Materials — 2.7%
Air Products & Chemicals	820	134,800
Albemarle	422	34,068
Avery Dennison	330	34,469
Ball	1,315	68,748
Celanese, Cl A	514	49,221
CF Industries Holdings	871	38,019
DowDuPont	8,519	458,408
Eastman Chemical	541	43,615
Ecolab	917	145,042
FMC	502	40,060
Freeport-McMoRan Copper & Gold	5,578	64,928
International Flavors & Fragrances	389	55,152
International Paper	1,544	73,231
Linde	2,038	332,215
LyondellBasell Industries, Cl A	1,123	97,667
Martin Marietta Materials	233	41,166
Mosaic	1,319	42,577
Newmont Mining	2,000	68,220
Nucor	1,207	73,917
Packaging Corp of America	362	34,144
PPG Industries	866	91,311
Sealed Air	667	26,347
Sherwin-Williams	295	124,348
Vulcan Materials	497	50,520
Westrock	962	39,163
		2,261,356
Real Estate — 3.0%
Alexandria Real Estate Equities ‡	414	54,528
American Tower, Cl A ‡	1,626	281,037
Apartment Investment & Management, Cl A ‡	587	29,068
AvalonBay Communities ‡	516	99,547
Boston Properties ‡	579	76,353
CBRE Group, Cl A *	1,159	53,024
Crown Castle International ‡	1,502	175,824
Digital Realty Trust ‡	766	82,988
Duke Realty ‡	1,334	39,006
Equinix ‡	288	113,472
Equity Residential ‡	1,390	100,858
Essex Property Trust ‡	256	69,427

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Extra Space Storage ‡	473	$46,643
Federal Realty Investment Trust ‡	270	35,794
HCP ‡	1,760	55,510
Host Hotels & Resorts ‡	2,778	50,171
Iron Mountain ‡	1,011	37,609
Kimco Realty ‡	1,596	27,148
Macerich ‡	405	18,695
Mid-America Apartment Communities ‡	427	43,247
ProLogis ‡	2,274	157,270
Public Storage ‡	537	114,123
Realty Income ‡	1,137	78,101
Regency Centers ‡	575	37,375
SBA Communications, Cl A ‡ *	404	73,742
Simon Property Group ‡	1,123	204,521
SL Green Realty ‡	279	25,788
UDR ‡	1,008	44,100
Ventas ‡	1,333	85,965
Vornado Realty Trust ‡	648	45,302
Welltower ‡	1,387	107,479
Weyerhaeuser ‡	2,822	74,049
		2,537,764
Utilities — 3.2%
AES	2,487	40,762
Alliant Energy	867	38,555
Ameren	908	62,961
American Electric Power	1,854	146,688
American Water Works	679	64,960
CenterPoint Energy	1,928	59,614
CMS Energy	1,068	55,686
Consolidated Edison	1,108	86,036
Dominion Energy	2,762	194,003
DTE Energy	684	80,541
Duke Energy	2,626	230,510
Edison International	1,220	69,503
Entergy	683	60,917
Evergy	974	55,830
Eversource Energy	1,186	82,320
Exelon	3,500	167,160
FirstEnergy	1,871	73,343
NextEra Energy	1,767	316,259
NiSource	1,236	33,718
NRG Energy	1,134	46,392
Pinnacle West Capital	428	37,715

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
PPL	2,774	$86,882
Public Service Enterprise Group	1,896	103,427
Sempra Energy	981	114,757
Southern	3,775	183,465
WEC Energy Group	1,182	86,321
Xcel Energy	1,905	99,746
		2,678,071
TOTAL UNITED STATES		83,692,277
TOTAL COMMON STOCK
(Cost $77,172,514)		83,692,277
TOTAL INVESTMENTS — 100.8%
(Cost $77,172,514)		$83,692,277
WRITTEN OPTION— (0.8)%(A)
UNITED STATES— (0.8)%
(Premiums Received $532,773)	(309)	$(702,975)

Percentages are based on Net Assets of $83,063,509.

A list of the exchange traded option contracts held by the Fund at January 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value

WRITTEN OPTION — (0.8)%

Call Options
February 19 Calls on SPX*	(309)	$(532,773)	$2,720.00	02/16/19	$(702,975)

Total Written Option		$(532,773)			$(702,975)

*	Non-income producing security.
‡	Real Estate Investment Trust
+	Represents cost.
(A)	Refer to table below for details on Options Contracts.

Cl — Class

S&P — Standard & Poor's

SPX — Standard & Poor's 500 Index

Schedule of Investments (Unaudited)	January 31, 2019

Global X S&P 500® Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,692,277	$—	$—	$83,692,277
Total Investments in Securities	$83,692,277	$—	$—	$83,692,277

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option	$(702,975)	$—	$—	$(702,975)
Total Other Financial Instruments	$(702,975)	$—	$—	$(702,975)

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-003-1500

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 64.2%
Consumer Discretionary — 64.2%
Alibaba Group Holding ADR *	69,087	$11,640,469
Baozun ADR * (A)	46,687	1,671,395
BYD CO, Cl A	177,294	1,227,349
China Grand Automotive Services, Cl A	1,598,953	1,030,121
China International Travel Service, Cl A	138,458	1,125,339
China Shipbuilding Industry Group Power, Cl A	419,148	1,380,804
Chongqing Changan Automobile, Cl A	1,090,983	1,223,502
Ctrip.com International ADR *	208,231	6,934,092
Fuyao Glass Industry Group, Cl A	359,051	1,245,474
Gree Electric Appliances of Zhuhai, Cl A	199,800	1,244,001
Guangzhou Automobile Group, Cl A	706,740	1,086,644
Hangzhou Robam Appliances, Cl A	325,532	1,183,091
HLA, Cl A	876,503	1,155,512
Huayu Automotive Systems, Cl A	413,177	1,245,292
Huazhu Group ADR	86,332	2,741,041
JD.com ADR *	342,237	8,504,589
Liaoning Cheng Da, Cl A	579,800	856,881
Midea Group, Cl A	211,506	1,373,030
New Oriental Education & Technology Group ADR *	80,650	6,213,276
Oppein Home Group, Cl A	82,925	1,112,015
Qingdao Haier, Cl A	531,419	1,268,019
SAIC Motor, Cl A	312,500	1,239,654
Shandong Linglong Tyre, Cl A	493,932	1,066,607
Shenzhen Overseas Chinese Town, Cl A	1,192,700	1,138,361
Suning.com, Cl A	658,900	1,022,914
TAL Education Group ADR *	196,056	6,083,618
TCL, Cl A	2,777,605	1,139,127
Vipshop Holdings ADR *	393,160	3,023,400
Wanxiang Qianchao, Cl A	1,216,172	959,444
Weifu High-Technology Group, Cl A	391,400	1,104,360
Yum China Holdings	185,035	6,744,526
Zhejiang Semir Garment, Cl A	749,387	1,051,634
TOTAL CHINA		80,035,581
HONG KONG— 35.7%
Consumer Discretionary — 35.7%
ANTA Sports Products	781,296	4,037,564
BAIC Motor, Cl H	2,394,600	1,556,382
Brilliance China Automotive Holdings	2,592,900	2,438,681
BYD CO, Cl H (A)	469,700	2,756,533
China First Capital Group *	3,485,800	1,812,490
China Travel International Investment Hong Kong	4,472,800	1,288,252
Dongfeng Motor Group, Cl H	2,806,546	2,936,488

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Consumer Discretionary ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Fuyao Glass Industry Group, Cl H	741,600	$2,575,427
Geely Automobile Holdings	2,761,400	4,666,441
GOME Electrical Appliances Holding * (A)	19,514,400	1,691,130
Great Wall Motor, Cl H (A)	3,846,197	2,607,691
Guangzhou Automobile Group, Cl H	2,819,423	3,046,976
Haier Electronics Group	1,210,000	3,477,322
HengTen Networks Group * (A)	43,562,300	1,415,676
Nexteer Automotive Group	1,294,300	1,946,390
Shenzhou International Group Holdings	423,262	4,981,489
Zhongsheng Group Holdings	737,500	1,321,479
TOTAL HONG KONG		44,556,411
TOTAL COMMON STOCK
(Cost $146,657,974)		124,591,992

SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $1,127,530)	1,127,530	1,127,530

REPURCHASE AGREEMENT(B) — 3.5%
RBC Capital Markets
2.530%, dated 01/31/19, to be repurchased on 02/01/19 repurchase price $4,388,753 (collateralized by U.S. Treasury Obligations, ranging in par value $74,297 - $1,118,930, 2.625%, 1/31/2026, with a total market value of $4,388,552)
(Cost $4,388,445)	$4,388,445	4,388,445
TOTAL INVESTMENTS — 104.3%
(Cost $152,173,948)		$130,107,967

Percentages are based on Net Assets of $124,715,320.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $3,754,259.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $5,515,975.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Consumer Discretionary ETF

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$124,591,992	$—	$—	$124,591,992
Short-Term Investment	1,127,530	—	—	1,127,530
Repurchase Agreement	—	4,388,445	—	4,388,445
Total Investments in Securities	$125,719,522	$4,388,445	$—	$130,107,967

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 35.3%
Energy — 35.3%
China Petroleum & Chemical, Cl A	1,300	$1,111
China Shenhua Energy, Cl A	300	887
Inner Mongolia Yitai Coal, Cl B	88,052	102,052
Kunlun Energy	171,325	182,532
Offshore Oil Engineering, Cl A	108,000	84,396
PetroChina, Cl A	900	983
PetroChina, Cl H	299,863	193,369
Shaanxi Coal Industry, Cl A	75,400	94,679
Shanxi Lu'an Environmental Energy Development, Cl A	74,057	76,536
Shanxi Xishan Coal & Electricity Power, Cl A	92,500	75,319
TOTAL CHINA		811,864
HONG KONG— 64.6%
Energy — 64.6%
Anton Oilfield Services Group *	681,200	79,001
China Coal Energy, Cl H	246,041	103,475
China Oilfield Services, Cl H	118,086	116,781
China Petroleum & Chemical, Cl H	248,497	208,065
China Shenhua Energy, Cl H	88,930	224,402
China Suntien Green Energy, Cl H	354,600	96,709
CNOOC	127,985	213,996
Honghua Group *	1,319,300	82,386
Sinopec Kantons Holdings	233,000	106,304
Wison Engineering Services	637,400	82,856
Yanzhou Coal Mining, Cl H	109,325	99,757
Yuan Heng Gas Holdings *	956,600	71,928
TOTAL HONG KONG		1,485,660
TOTAL COMMON STOCK
(Cost $2,537,550)		2,297,524
TOTAL INVESTMENTS — 99.9%
(Cost $2,537,550)		$2,297,524

Percentages are based on Net Assets of $2,299,305.

*	Non-income producing security.

Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of January 31, 2019, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 16.6%
Financials — 16.6%
Agricultural Bank of China, Cl A	212,800	$118,055
Anxin Trust, Cl A	90,400	54,061
Avic Capital, Cl A	165,600	107,675
Bank of Beijing, Cl A	132,000	117,521
Bank of China Ltd., Cl A	4,200	2,305
Bank of Communications, Cl A	156,700	146,055
Bank of Guiyang, Cl A	56,700	93,521
Bank of Hangzhou, Cl A	68,600	79,593
Bank of Jiangsu, Cl A	117,300	108,632
Bank of Nanjing, Cl A	97,100	101,075
Bank of Ningbo, Cl A	47,700	124,132
Bank of Shanghai, Cl A	80,300	137,835
Changjiang Securities, Cl A	121,700	96,554
China CITIC Bank Corp Ltd., Cl A	126,500	107,908
China Construction Bank, Cl A	2,300	2,425
China Everbright Bank CO, Cl A	216,000	131,749
China Life Insurance CO., Cl A	31,000	105,221
China Merchants Bank, Cl A	14,200	61,857
China Merchants Securities, Cl A	49,900	107,234
China Minsheng Banking, Cl A *	140,500	124,670
China Pacific Insurance Group, Cl A	26,700	122,719
CITIC Securities, Cl A	51,000	138,880
Dongxing Securities, Cl A	66,200	93,591
Everbright Securities, Cl A	67,700	93,693
First Capital Securities, Cl A	95,700	79,066
Founder Securities, Cl A	131,300	119,835
GF Securities CO Ltd., Cl A	51,100	96,706
Guosen Securities, Cl A	78,200	97,495
Guotai Junan Securities CO, Cl A	49,000	122,546
Guoyuan Securities, Cl A	88,600	98,834
Haitong Securities CO Ltd., Cl A	73,500	110,488
Huaan Securities CO Ltd., Cl A	121,200	88,024
Huatai Securities CO Ltd., Cl A	58,700	167,552
Huaxia Bank, Cl A	98,300	110,973
Hubei Biocause Pharmaceutical, Cl A	114,100	94,438
Industrial & Commercial Bank of China, Cl A	2,900	2,448
Industrial Bank, Cl A	61,100	149,436
Industrial Securities, Cl A	126,900	92,353
New China Life Insurance C, Cl A	16,000	100,455
Noah Holdings ADR *	3,652	171,644
Orient Securities, Cl A	69,100	82,543
Ping An Bank, Cl A	1,300	2,152
Ping An Insurance Group of China CO, Cl A	300	2,818

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Shanghai Pudong Development Bank, Cl A	85,700	$137,135
Shanxi Securities, Cl A	101,700	91,455
Shenwan Hongyuan Group, Cl A	178,100	117,396
Sinolink Securities, Cl A	94,400	107,274
SooChow Securities, Cl A	99,400	104,210
Western Securities, Cl A	77,600	88,993
TOTAL CHINA		4,813,230
HONG KONG— 83.4%
Financials — 83.4%
Agricultural Bank of China, Cl H	2,426,788	1,141,225
Bank of China, Cl H	5,823,134	2,686,447
Bank of Communications CO, Cl H	924,271	783,310
China Cinda Asset Management, Cl H	1,122,100	288,866
China Citic Bank Corp Ltd., Cl H	979,722	634,278
China Construction Bank, Cl H	3,019,626	2,697,641
China Ding Yi Feng Holdings *	70,000	245,772
China Everbright	138,300	259,796
China Everbright Bank CO L, Cl H	469,400	225,526
China Galaxy Securities, Cl H	462,800	238,870
China Huarong Asset Management, Cl H	1,145,700	232,157
China International Capital, Cl H	120,100	239,076
China Life Insurance, Cl H	672,440	1,657,383
China Merchants Bank, Cl H	297,734	1,297,680
China Minsheng Banking, Cl H	732,726	559,347
China Pacific Insurance Group, Cl H	255,812	894,904
China Reinsurance Group, Cl H	750,000	169,180
China Taiping Insurance Holdings	181,130	496,297
Chongqing Rural Commercial Bank, Cl H	401,400	231,733
CITIC Securities CO Ltd., Cl H	260,096	528,366
Far East Horizon	334,100	344,885
GF Securities CO Ltd., Cl H	181,900	259,635
Guotai Junan Securities CO, Cl H	77,400	164,926
Haitong Securities CO Ltd., Cl H	367,600	413,197
Huatai Securities CO Ltd., Cl H	204,200	380,466
Industrial & Commercial Bank of China, Cl H	3,623,937	2,798,764
New China Life Insurance C, Cl H	94,211	398,614
People's Insurance Group of China, Cl H	905,200	373,768
PICC Property & Casualty, Cl H	716,463	738,678
Ping An Insurance Group of China, Cl H	259,914	2,514,111
Postal Savings Bank of China, Cl H	329,900	184,990

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
ZhongAn Online P&C Insurance, Cl H *	28,000	$96,346
TOTAL HONG KONG		24,176,234
TOTAL COMMON STOCK
(Cost $29,154,137)		28,989,464
TOTAL INVESTMENTS — 100.0%
(Cost $29,154,137)		$28,989,464

Percentages are based on Net Assets of $28,997,153.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 56.5%
Industrials — 56.5%
51job ADR *	587	$40,879
AECC Aviation Power, Cl A	900	2,953
Air China, Cl A	1,800	2,204
Air China, Cl H	52,700	52,252
AVIC Aircraft, Cl A	1,200	2,486
AVIC Shenyang Aircraft, Cl A *	100	439
China Avionics Systems, Cl A	1,000	2,000
China Communications Construction, Cl A	1,400	2,219
China Communications Construction, Cl H	117,243	117,292
China COSCO Holdings, Cl H *	53,632	21,599
China Eastern Airlines, Cl A	3,400	2,550
China Gezhouba Group, Cl A	2,200	2,024
China International Marine Containers Group, Cl A	800	1,329
China National Chemical Engineering, Cl A	900	728
China Railway Construction, Cl A	3,900	5,869
China Railway Construction, Cl H	54,801	75,985
China Railway Group, Cl H	102,298	95,431
China Shipbuilding Industry, Cl A	1,200	770
China Shipping Development, Cl H	22,500	12,731
China Southern Airlines, Cl A	2,700	2,867
China Southern Airlines, Cl H	55,000	39,042
China Spacesat, Cl A	700	1,858
China State Construction Engineering, Cl A	12,100	11,044
COSCO SHIPPING Development, Cl A *	4,500	1,557
COSCO SHIPPING Holdings, Cl A *	3,400	2,130
CRRC	111,653	112,127
CRRC, Cl A	7,300	9,297
Daqin Railway, Cl A	5,000	6,376
Dongfang Electric, Cl A	700	967
Fangda Carbon New Material, Cl A	800	2,183
Fosun International	68,000	101,393
Guangshen Railway, Cl A	3,200	1,670
Haitian International Holdings	18,926	43,415
Han's Laser Technology Industry Group, Cl A	500	2,354
Jiangsu Expressway, Cl H	35,619	51,567
Luxshare Precision Industry, Cl A	1,600	3,906
Metallurgical Corp of China, Cl A	5,700	2,482
Metallurgical Corp of China, Cl H	54,700	14,988
NARI Technology, Cl A	300	857
Power Construction Corp of China, Cl A	3,900	2,908
Sany Heavy Industry, Cl A	3,000	4,080
SF Holding, Cl A	100	446
Shanghai Electric Group, Cl A	1,000	734

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai Electric Group, Cl H	85,871	$29,985
Shanghai International Airport, Cl A	500	3,676
Shanghai International Port Group, Cl A	3,400	2,723
Shanghai Tunnel Engineering, Cl A	1,800	1,729
Sinopec Engineering Group, Cl H	28,300	27,771
Sinotrans, Cl H	39,900	18,255
Sinotruk Hong Kong	14,600	26,868
Spring Airlines, Cl A	400	1,916
Suzhou Gold Mantis Construction Decoration, Cl A	1,300	1,638
TBEA, Cl A	1,900	1,989
Tus-Sound Environmental Resources	700	960
Weichai Power, Cl A	2,700	3,564
Weichai Power, Cl H	54,596	73,057
XCMG Construction Machinery, Cl A	4,700	2,285
Xiamen C & D, Cl A	1,500	1,718
Xinjiang Goldwind Science & Technology, Cl A	1,300	2,491
Zhejiang Chint Electrics, Cl A	700	2,668
Zhejiang Expressway, Cl H	43,440	44,510
Zhengzhou Yutong Bus, Cl A	900	1,553
Zhuzhou CRRC Times Electric, Cl H	14,823	82,175
Zoomlion Heavy Industry Science and Technology, Cl A	3,600	1,997
TOTAL CHINA		1,195,516
HONG KONG— 43.5%
Industrials — 43.5%
AviChina Industry & Technology, Cl H	62,490	41,492
Beijing Capital International Airport, Cl H	47,531	44,401
BOC Aviation	4,670	39,459
CAR *	13,200	10,985
China Conch Venture Holdings	42,500	141,636
China Eastern Airlines, Cl H	27,900	17,031
China Everbright International	91,750	92,139
China Merchants Holdings International	36,031	71,174
China State Construction International Holdings	56,510	53,725
Citic Pacific	117,800	178,050
COSCO Pacific	48,430	50,364
Country Garden Services Holdings *	26,600	40,951
Fullshare Holdings	163,000	36,976
Greentown Service Group	18,600	16,972
Shanghai Industrial Holdings	14,839	31,166
Shenzhen International Holdings	21,706	42,047

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xinjiang Goldwind Science & Technology, Cl H	10,900	$13,044
TOTAL HONG KONG		921,612
TOTAL COMMON STOCK
(Cost $2,538,813)		2,117,128
TOTAL INVESTMENTS — 100.0%
(Cost $2,538,813)		$2,117,128

Percentages are based on Net Assets of $2,118,102.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

 As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, the tranfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 76.7%
Materials — 76.7%
Aluminum Corp of China, Cl H *	284,539	$104,798
Angang Steel, Cl A	18,500	14,346
Angang Steel, Cl H	93,724	69,994
Anhui Conch Cement, Cl A	500	2,421
Anhui Conch Cement, Cl H	41,000	221,545
Baoshan Iron & Steel, Cl A	31,200	32,617
BBMG, Cl A	30,500	15,238
BBMG, Cl H	207,540	70,884
China Hongqiao Group	151,900	96,792
China Molybdenum, Cl A	4,000	2,291
China Molybdenum, Cl H	260,954	105,423
China National Building Material, Cl H	279,000	221,516
China Northern Rare Earth Group High-Tech, Cl A	11,600	14,791
China Zhongwang Holdings	144,900	72,573
Hengli Petrochemical, Cl A	7,800	14,889
Hesteel, Cl A	36,700	16,802
Inner Mongolia BaoTou Steel Union, Cl A	90,500	19,840
Jiangxi Copper, Cl A	1,200	2,375
Jiangxi Copper, Cl H	87,191	110,451
Jiangxi Ganfeng Lithium, Cl A	4,300	12,466
Jinduicheng Molybdenum, Cl A	16,100	14,622
Maanshan Iron & Steel, Cl A	27,100	14,590
Maanshan Iron & Steel, Cl H	119,025	56,731
Real Gold Mining *(A) (B) (C)	97,864	—
Rongsheng Petro Chemical, Cl A	10,800	16,944
Shandong Gold Mining, Cl A	5,000	22,877
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	22,500	13,522
Sinopec Shanghai Petrochemical, Cl A	3,500	2,693
Sinopec Shanghai Petrochemical, Cl H	261,150	123,475
Tianqi Lithium, Cl A	3,800	15,244
Tongling Nonferrous Metals Group, Cl A	49,800	14,705
Zhaojin Mining Industry	89,684	93,722
Zhejiang Huayou Cobalt, Cl A	3,100	12,108
Zhejiang Longsheng Group, Cl A	12,300	18,178
Zhongjin Gold, Cl A	14,400	17,030
Zijin Mining Group, Cl A	10,600	4,711
Zijin Mining Group, Cl H	452,459	168,374
TOTAL CHINA		1,831,578
HONG KONG— 23.3%
Materials — 23.3%
China Lumena New Materials *(A) (B) (C)	1,950	—
China Oriental Group	76,500	51,574
China Resources Cement Holdings	187,700	189,692

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Lee & Man Paper Manufacturing	119,800	$106,415
MMG *	202,200	73,699
Nine Dragons Paper Holdings	131,370	133,267
TOTAL HONG KONG		554,647
TOTAL COMMON STOCK
(Cost $2,747,783)		2,386,225
TOTAL INVESTMENTS — 100.0%
(Cost $2,747,783)		$2,386,225

Percentages are based on Net Assets of $2,386,932.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2019 was $0 and represented 0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2019, was $0 and represents 0% of net assets.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,386,225	$—	$—	$2,386,225
Total Investments in Securities	$2,386,225	$—	$—	$2,386,225

(1)Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2019 , there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 67.4%
Communication Services — 67.3%
58.com ADR *	17,025	$1,079,385
Autohome ADR *	12,325	892,083
Baidu ADR *	12,852	2,218,641
China Communications Services, Cl H	1,042,653	976,652
China Film, Cl A	338,881	755,540
China South Publishing & Media Group, Cl A	417,872	820,725
China Telecom, Cl H	2,202,400	1,190,077
China United Network Communications, Cl A	825,900	654,020
Chinese Universe Publishing and Media Group, Cl A	395,250	751,538
CITIC Guoan Information Industry, Cl A	1,199,000	590,068
Giant Network Group, Cl A	248,800	717,218
Momo ADR *	29,906	910,040
NetEase ADR	8,300	2,091,019
Perfect World, Cl A	184,240	697,889
Shanghai Oriental Pearl Group, Cl A	450,400	663,627
SINA *	14,613	897,530
Weibo ADR *	14,539	881,936
Wuhu Shunrong Sanqi Interactive, Cl A	438,951	697,818
YY ADR *	12,724	883,427
		18,369,233
Information Technology — 0.1%
Coolpad Group *(A) (B) (C)	777,435	17,834
TOTAL CHINA		18,387,067
HONG KONG— 32.6%
Communication Services — 32.6%
Alibaba Pictures Group *	6,187,500	1,072,425
China Literature *	200	983
China Mobile	233,600	2,450,110
China Tower, Cl H *	6,839,300	1,464,313
China Unicom Hong Kong	979,500	1,117,224
Tencent Holdings	63,385	2,794,960
		8,900,015
Information Technology — 0.0%
National Agricultural Holdings *(A) (B) (C)	204,200	6,194
TOTAL HONG KONG		8,906,209
TOTAL COMMON STOCK
(Cost $26,169,141)		27,293,276
TOTAL INVESTMENTS — 100.0%
(Cost $26,169,141)		$27,293,276

Percentages are based on Net Assets of $27,296,317.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Communication Services ETF

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of January 31, 2019 was $24,028 and represented 0.1% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2019, was $24,028 and represents 0.1% of net assets.

ADR — American Depositary Receipt
Cl — Class

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
China	$18,369,233	$–	$17,834	$18,387,067
Hong Kong	8,900,015	–	6,194	8,906,209
Total Common Stock	27,269,248	–	24,028	27,293,276
Total Investments in Securities	$27,269,248	$–	$24,028	$27,293,276

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2019 , there have been no transfers between Level 1 and Level 2 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 67.6%
Consumer Goods — 4.2%
Tsingtao Brewery, Cl H	15,300	$67,173
Consumer Staples — 63.4%
Beijing Dabeinong Technology Group, Cl A	60,400	28,284
Foshan Haitian Flavouring & Food, Cl A	4,000	43,129
Henan Shuanghui Investment & Development, Cl A	9,000	33,555
Hengan International Group	17,100	134,242
Inner Mongolia Yili Industrial Group, Cl A	10,800	38,945
Jiangsu Yanghe Brewery Joint-Stock, Cl A	2,600	36,642
Kweichow Moutai, Cl A	840	86,386
Luzhou Laojiao, Cl A	5,100	32,454
Muyuan Foodstuff, Cl A	8,000	41,220
New Hope Liuhe, Cl A	28,200	33,434
Shanxi Xinghuacun Fen Wine Factory, Cl A	5,100	30,377
Sun Art Retail Group	59,400	58,744
Tingyi Cayman Islands Holding	84,200	117,178
Tongwei, Cl A	24,600	37,640
Tsingtao Brewery, Cl A	1,600	9,003
Want Want China Holdings	192,900	155,613
Wuliangye Yibin, Cl A	5,600	50,359
Yonghui Superstores, Cl A	29,200	35,098
		1,002,303
TOTAL CHINA		1,069,476
HONG KONG— 32.3%
Consumer Goods — 7.3%
China Agri-Industries Holdings	150,900	53,655
Uni-President China Holdings	69,200	61,380
		115,035
Consumer Staples — 25.0%
China Mengniu Dairy	44,200	136,598
China Resources Beer Holdings	36,200	126,868
Dali Foods Group	88,600	60,296
Yihai International Holding	23,500	71,578
		395,340
TOTAL HONG KONG		510,375
TOTAL COMMON STOCK
(Cost $1,499,719)		1,579,851
TOTAL INVESTMENTS — 99.9%
(Cost $1,499,719)		$1,579,851

Percentages are based on Net Assets of $1,581,437.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Consumer Staples ETF

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019 , there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 13.1%
Health Care — 13.1%
Beijing Tongrentang, Cl A	3,400	$13,376
China Resources Sanjiu Medical & Pharmaceutical, Cl A	400	1,317
Dong-E-E-Jiao, Cl E	2,100	12,856
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	2,900	14,488
Huadong Medicine, Cl A	3,000	11,869
Jiangsu Hengrui Medicine, Cl A	3,000	26,419
Jointown Pharmaceutical Group, Cl A	6,200	13,499
Kangmei Pharmaceutical, Cl A	7,200	6,271
Meinian Onehealth Healthcare Holdings, Cl A	6,300	14,328
Shandong Buchang Pharmaceuticals, Cl A	2,600	9,263
Shanghai Fosun Pharmaceutical Group, Cl A	1,200	4,157
Shanghai Pharmaceuticals Holding, Cl A	600	1,441
Shenzhen Salubris Pharmaceuticals, Cl A	3,600	10,646
Sichuan Kelun Pharmaceutical, Cl A	2,900	9,255
Tasly Pharmaceutical Group, Cl A	4,500	12,106
Tonghua Dongbao Pharmaceutical, Cl A	4,100	6,848
Yunnan Baiyao Group, Cl A	1,600	18,547
Zhangzhou Pientzehuang Pharmaceutical, Cl A	900	11,862
TOTAL CHINA		198,548
HONG KONG— 86.9%
Health Care — 86.9%
3SBio	44,600	74,459
Alibaba Health Information Technology *	119,800	109,621
China Medical System Holdings	46,900	48,593
China Resources Pharmaceutical Group	47,500	67,436
China Traditional Chinese Medicine Holdings	86,500	56,221
CSPC Pharmaceutical Group	72,100	123,679
Genscript Biotech *	29,800	45,725
Hutchison China MediTech ADR *	1,709	38,794
Luye Pharma Group	47,100	34,995
Shandong Weigao Group Medical Polymer, Cl H	76,900	64,192
Shanghai Fosun Pharmaceutical Group, Cl H	18,000	54,711
Shanghai Pharmaceuticals Holding, Cl H	30,400	64,700
Sihuan Pharmaceutical Holdings Group	171,800	36,126
Sino Biopharmaceutical	162,700	136,851
Sinopharm Group, Cl H	30,100	134,452
SSY Group	59,300	53,128
Tong Ren Tang Technologies, Cl H	24,700	33,178
Wuxi Biologics Cayman *	16,640	143,037

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Health Care ETF

Value
TOTAL HONG KONG	$1,319,898
TOTAL COMMON STOCK
(Cost $1,500,623)	1,518,446
TOTAL INVESTMENTS — 100.0%
(Cost $1,500,623)	$1,518,446

Percentages are based on Net Assets of $1,519,092.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019 , there have been no transfers between Level 1, Level 2, or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 43.5%
Information Technology — 39.6%
360 Security Technology, Cl A	2,600	$7,619
Aisino, Cl A	5,200	18,868
Beijing Shiji Information Technology, Cl A	3,700	15,329
BOE Technology Group, Cl A	34,600	13,209
DHC Software, Cl A	15,200	14,621
Focus Media Information Technology, Cl A	18,200	14,765
GDS Holdings ADR *	2,473	70,233
GoerTek, Cl A	11,200	11,074
Guangzhou Haige Communications Group, Cl A	15,400	17,546
Hangzhou Hikvision Digital Technology, Cl A	6,900	30,902
Hengtong Optic-electric, Cl A	5,900	15,222
Hundsun Technologies, Cl A	2,400	22,323
Iflytek	4,800	19,535
Kingdee International Software Group	74,200	71,110
Kingsoft	35,200	66,841
LONGi Green Energy Technology, Cl A	7,300	24,146
Ninestar, Cl A	2,200	7,549
O-film Tech, Cl A	8,300	12,390
Sanan Optoelectronics, Cl A	7,500	10,972
Shanghai 2345 Network Holding Group, Cl A	27,400	14,343
Tianma Microelectronics, Cl A	5,000	6,882
Travelsky Technology, Cl H	27,600	74,569
Tunghsu Optoelectronic Technology, Cl A	22,100	13,513
Unisplendour, Cl A	2,800	12,794
Yonyou Network Technology, Cl A	2,800	10,059
Zhejiang Dahua Technology, Cl A	7,200	13,271
ZTE, Cl A *	2,900	8,697
		618,382
Technology — 3.9%
ZTE, Cl H	30,100	60,532
TOTAL CHINA		678,914
HONG KONG— 56.4%
Industrials — 7.9%
AAC Technologies Holdings	19,900	123,001
Information Technology — 48.5%
BYD Electronic International	31,300	38,454
China Railway Signal & Communication, Cl H	67,100	53,105
Hua Hong Semiconductor	20,200	44,690
Kingboard Holdings	28,600	100,051
Kingboard Laminates Holdings	48,300	49,736
Legend Holdings, Cl H	500	1,303
Lenovo Group	181,500	131,845

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Meitu *	75,600	$25,725
Semiconductor Manufacturing International *	122,700	115,559
Sunny Optical Technology Group	14,150	139,034
Xinyi Solar Holdings	133,800	56,271
		755,773
TOTAL HONG KONG		878,774
TOTAL COMMON STOCK
(Cost $1,497,732)		1,557,688
TOTAL INVESTMENTS — 99.9%
(Cost $1,497,732)		$1,557,688

Percentages are based on Net Assets of $1,558,964.

*	Non-income producing security.

Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019 , there have been no transfers between Level 1, Level 2, or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 31.3%
Financials — 10.8%
Country Garden Holdings	112,200	$158,432
Kaisa Group Holdings	61,900	19,801
		178,233
Real Estate — 20.5%
China Fortune Land Development, Cl A	2,700	10,988
China Merchants Shekou Industrial Zone Holdings, Cl A	4,400	12,645
China Vanke, Cl A	200	828
Financial Street Holdings, Cl A	7,200	7,570
Gemdale, Cl A	6,400	10,461
Greenland Holdings Group, Cl A	9,600	9,177
Greentown China Holdings	24,000	21,349
Jinke Properties Group, Cl A	12,900	11,004
Longfor Group Holdings	23,800	73,553
Poly Developments and Holdings Group, Cl A	7,200	13,830
RiseSun Real Estate Development, Cl A	7,100	9,720
Seazen Holdings, Cl A	2,400	10,501
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	22,300	30,328
Shimao Property Holdings	24,100	68,184
Shui On Land	94,400	23,339
Xinhu Zhongbao, Cl A	16,600	7,006
Youngor Group, Cl A	7,700	8,739
Zhejiang China Commodities City Group, Cl A	13,100	7,014
		336,236
TOTAL CHINA		514,469
HONG KONG— 68.6%
Financials — 6.9%
China Jinmao Holdings Group	108,400	54,706
Shenzhen Investment	79,700	27,729
Yuexiu Property	158,000	30,607
		113,042
Real Estate — 61.7%
Agile Group Holdings	33,400	44,183
China Evergrande Group	49,600	155,184
China Overseas Land & Investment	39,200	147,374
China Resources Land	35,200	136,822
China Vanke, Cl H	18,700	75,309
CIFI Holdings Group	77,000	50,536
Future Land Development Holdings*	42,500	35,748
Guangzhou R&F Properties	21,700	43,086
Jiayuan International Group	21,300	10,261
KWG Group Holdings	30,600	30,028
Logan Property Holdings	30,700	41,549

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Sino-Ocean Group Holding	69,300	$33,914
SOHO China*	54,900	22,179
Sunac China Holdings	41,300	163,165
Yuzhou Properties	45,400	22,391
		1,011,729
TOTAL HONG KONG		1,124,771
TOTAL COMMON STOCK
(Cost $1,500,068)		1,639,240
TOTAL INVESTMENTS — 99.9%
(Cost $1,500,068)		$1,639,240

Percentages are based on Net Assets of $1,640,487.

*	Non-income producing security.

Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019 , there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 45.7%
Utilities — 45.7%
Beijing Capital, Cl A	44,800	$22,181
CGN Power, Cl H	260,800	68,136
China Longyuan Power Group, Cl H	85,200	63,628
China National Nuclear Power, Cl A	30,500	24,516
China Yangtze Power, Cl A	14,100	34,548
Datang International Power Generation, Cl H	161,600	42,013
ENN Energy Holdings	15,040	143,563
GD Power Development, Cl A	50,500	18,075
Huadian Power International, Cl A	40,500	25,790
Huadian Power International, Cl H	89,900	41,704
Huaneng Power International, Cl A	1,200	1,149
Huaneng Power International, Cl H	106,200	66,589
Hubei Energy Group, Cl A	36,600	20,250
SDIC Power Holdings, Cl A	22,300	27,037
Shenergy, Cl A	30,200	22,744
Shenzhen Energy Group, Cl A	29,500	22,305
Sichuan Chuantou Energy, Cl A	19,000	25,785
Zhejiang Zheneng Electric Power, Cl A	34,400	22,983
TOTAL CHINA		692,996
HONG KONG— 54.2%
Utiliites — 13.6%
Beijing Enterprises Water Group	118,900	68,642
Guangdong Investment	72,700	138,606
		207,248
Utilities — 40.6%
Beijing Enterprises Holdings	11,400	64,579
China Gas Holdings	40,600	129,095
China Power International Development	209,300	53,881
China Resources Gas Group	33,200	129,894
China Resources Power Holdings	68,900	137,858
Huaneng Renewables, Cl H	206,100	59,098
Towngas China*	52,000	41,352
		615,757
TOTAL HONG KONG		823,005
TOTAL COMMON STOCK
(Cost $1,500,031)		1,516,001
TOTAL INVESTMENTS — 99.9%
(Cost $1,500,031)		$1,516,001

Percentages are based on Net Assets of $1,517,222.

*	Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Utilities ETF

Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019 , there have been no transfers between Level 1, Level 2, or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 39.9%
Communication Services — 6.1%
Baidu ADR *	642	$110,828
NetEase ADR	212	53,409
		164,237
Consumer Discretionary — 18.1%
Alibaba Group Holding ADR *	1,513	254,924
Ctrip.com International ADR *	1,112	37,030
JD.com ADR *	1,758	43,686
Midea Group, Cl A	3,900	25,318
New Oriental Education & Technology Group ADR *	426	32,819
SAIC Motor, Cl A	4,600	18,248
TAL Education Group ADR *	1,022	31,713
Yum China Holdings	1,128	41,116
		484,854
Consumer Staples — 3.7%
Kweichow Moutai, Cl A	760	78,159
Wuliangye Yibin, Cl A	2,300	20,683
		98,842
Energy — 1.5%
PetroChina, Cl H	62,800	40,497
Financials — 5.8%
Bank of Communications, Cl A	23,200	21,624
China Minsheng Banking, Cl A	20,900	18,545
CITIC Securities, Cl A	5,500	14,977
Country Garden Holdings	18,700	26,406
Industrial Bank, Cl A	12,400	30,327
Ping An Bank, Cl A	9,100	15,064
Shanghai Pudong Development Bank, Cl A	17,500	28,003
		154,946
Health Care — 0.7%
Jiangsu Hengrui Medicine, Cl A	2,200	19,374
Industrials — 1.4%
China State Construction Engineering, Cl A	24,900	22,726
CRRC, Cl A	11,100	14,137
		36,863
Information Technology — 0.9%
Hangzhou Hikvision Digital Technology, Cl A	5,500	24,631
Real Estate — 0.9%
China Vanke, Cl A	5,800	24,003
Utilities — 0.8%
China Yangtze Power, Cl A	8,700	21,317
TOTAL CHINA		1,069,564

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 60.0%
Communication Services — 15.5%
China Mobile	14,000	$146,839
Tencent Holdings	6,140	270,744
		417,583
Consumer Discretionary — 2.1%
Geely Automobile Holdings	14,800	25,010
Shenzhou International Group Holdings	2,700	31,777
		56,787
Consumer Staples — 1.2%
China Mengniu Dairy	10,200	31,523
Energy — 6.1%
China Petroleum & Chemical, Cl H	68,400	57,271
China Shenhua Energy, Cl H	12,200	30,785
CNOOC	44,800	74,907
		162,963
Financials — 26.6%
Agricultural Bank of China, Cl H	81,400	38,279
Bank of China, Cl H	194,500	89,731
China Construction Bank, Cl H	210,500	188,054
China Life Insurance, Cl H	21,100	52,006
China Merchants Bank, Cl H	11,500	50,123
China Pacific Insurance Group, Cl H	8,500	29,735
Industrial & Commercial Bank of China, Cl H	159,700	123,336
PICC Property & Casualty, Cl H	23,800	24,538
Ping An Insurance Group of China, Cl H	12,100	117,041
		712,843
Health Care — 1.0%
CSPC Pharmaceutical Group	15,500	26,588
Industrials — 1.1%
Citic Pacific	20,500	30,985
Information Technology — 0.8%
Sunny Optical Technology Group	2,200	21,617
Real Estate — 5.6%
China Evergrande Group	10,400	32,539
China Overseas Land & Investment	12,000	45,114
China Resources Land	9,400	36,538

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI China Large-Cap 50 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Sunac China Holdings	8,900	$35,161
		149,352
TOTAL HONG KONG		1,610,241
TOTAL COMMON STOCK
(Cost $2,499,439)		2,679,805
TOTAL INVESTMENTS — 99.9%
(Cost $2,499,439)		$2,679,805

Percentages are based on Net Assets of $2,682,532.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019 , there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.9%
INDONESIA— 20.6%
Communication Services — 3.2%
Telekomunikasi Indonesia Persero	2,318,500	$647,139
Consumer Discretionary — 3.0%
Astra International	1,010,881	611,339
Consumer Staples — 2.3%
Gudang Garam	23,200	138,893
Hanjaya Mandala Sampoerna	442,200	121,211
Unilever Indonesia	57,176	204,602
		464,706
Financials — 12.1%
Bank Central Asia	482,296	972,531
Bank Mandiri	924,680	493,030
Bank Negara Indonesia Persero	368,900	239,597
Bank Rakyat Indonesia Persero	2,643,900	728,504
		2,433,662
TOTAL INDONESIA		4,156,846
MALAYSIA— 19.9%
Communication Services — 3.1%
Axiata Group	221,488	216,838
DiGi.com	182,600	207,743
Maxis	136,606	191,769
		616,350
Consumer Staples — 1.1%
Sime Darby Plantation	175,896	222,017
Financials — 10.3%
CIMB Group Holdings	336,475	461,667
Malayan Banking	291,931	679,937
Public Bank	154,099	932,269
		2,073,873
Health Care — 0.9%
IHH Healthcare	139,180	190,285
Materials — 1.4%
Petronas Chemicals Group	141,224	291,343
Utilities — 3.1%
Tenaga Nasional	197,545	622,151
TOTAL MALAYSIA		4,016,019
PHILIPPINES— 5.3%
Industrials — 2.2%
SM Investments	24,180	459,378

Schedule of Investments (Unaudited)	January 31, 2019

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.1%
Ayala Land	345,960	$294,773
SM Prime Holdings	450,800	329,601
		624,374
TOTAL PHILIPPINES		1,083,752
SINGAPORE— 29.4%
Communication Services — 4.1%
Singapore Telecommunications	372,104	835,723
Consumer Discretionary — 0.7%
Jardine Cycle & Carriage	5,018	140,951
Consumer Staples — 1.2%
Wilmar International	96,951	240,097
Financials — 20.9%
DBS Group Holdings	90,183	1,604,267
Oversea-Chinese Banking	166,366	1,424,068
United Overseas Bank	64,097	1,200,761
		4,229,096
Industrials — 0.9%
Singapore Airlines	25,343	181,876
Real Estate — 1.6%
CapitaLand	125,518	310,843
TOTAL SINGAPORE		5,938,586
THAILAND— 24.7%
Communication Services — 1.6%
Advanced Info Service NVDR	55,761	318,583
Consumer Staples — 3.2%
CP ALL NVDR	260,773	648,959
Energy — 6.8%
PTT NVDR	715,140	1,110,164
PTT Exploration & Production NVDR	68,910	271,295
		1,381,459
Financials — 6.5%
Bangkok Bank	6,200	42,666
Bangkok Bank NVDR	17,611	121,193
Kasikornbank NVDR	100,608	644,046
Siam Commercial Bank NVDR	120,331	512,251
		1,320,156

Schedule of Investments (Unaudited)	January 31, 2019

Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.4%
Airports of Thailand NVDR	214,400	$473,509
Materials — 4.2%
PTT Global Chemical	101,400	629,533
Siam Cement	42,026	220,699
		850,232

TOTAL THAILAND		4,992,898
TOTAL COMMON STOCK
(Cost $19,711,694)		20,188,101
TOTAL INVESTMENTS — 99.9%
(Cost $19,711,694)		$20,188,101

Percentages are based on Net Assets of $20,199,928.

NVDR — Non-Voting Depositary Receipt

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 87.8%
CANADA— 2.6%
Energy — 2.6%
Canacol Energy *	650,989	$2,141,379
CHILE— 4.4%
Energy — 1.9%
Empresas COPEC	116,820	1,609,633
Utilities — 2.5%
Enersis	10,334,635	2,120,152
TOTAL CHILE		3,729,785
COLOMBIA— 80.8%
Consumer Staples — 8.4%
Almacenes Exito	639,716	2,903,784
Grupo Nutresa	482,701	4,124,175
		7,027,959
Energy — 13.5%
Ecopetrol ADR	598,224	11,276,522
Financials — 37.0%
Banco de Bogota	109,230	2,102,815
BanColombia	510,188	5,475,879
BanColombia ADR	273,948	12,218,081
Financiera Colombiana *	382,874	2,341,896
Grupo Aval Acciones y Valores ADR	423,517	2,934,973
Grupo de Inversiones Suramericana	521,968	5,793,875
		30,867,519
Materials — 9.5%
Cementos Argos	1,175,134	3,056,728
Cemex Latam Holdings *	832,917	1,169,085
Grupo Argos	504,496	3,014,350
Tecnoglass (A)	82,358	691,807
		7,931,970
Utilities — 12.4%
Celsia ESP	1,973,206	2,721,957
Grupo Energia Bogota ESP	6,001,206	3,690,030
Interconexion Electrica	871,271	3,904,366
		10,316,353
TOTAL COLOMBIA		67,420,323
TOTAL COMMON STOCK
(Cost $74,917,952)		73,291,487

PREFERRED STOCK(B) — 11.9%
COLOMBIA— 11.9%
Financials — 7.7%
Banco Davivienda	339,920	3,900,070

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Colombia ETF

	Shares/ Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Grupo Aval Acciones y Valores	1,431,941	$493,250
Grupo de Inversiones Suramericana	195,566	2,082,653
		6,475,973
Industrials — 1.4%
Avianca Holdings	2,107,439	1,166,921
Materials — 2.8%
Cementos Argos	515,513	1,111,917
Grupo Argos	243,957	1,217,315
		2,329,232
TOTAL COLOMBIA		9,972,126
TOTAL PREFERRED STOCK
(Cost $10,645,118)		9,972,126

SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $86,785)	86,785	86,785

REPURCHASE AGREEMENT(C) — 0.4%
RBC Capital Markets
2.530%, dated 01/31/19, to be repurchased on 02/01/19 repurchase price $337,799 (collateralized by U.S. Treasury Obligations, ranging in par value $5,719 - $86,123, 2.625%, 1/31/2026, with a total market value of $337,783)
(Cost $337,775)	$337,775	337,775
TOTAL INVESTMENTS — 100.2%
(Cost $85,987,630)		$83,688,173

Percentages are based on Net Assets of $83,494,205.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $409,920.
(B)	There is currently no rate available.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $424,560.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt

CL — Class

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Colombia ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$2,141,379	$–	$–	$2,141,379
Chile	3,729,785	–	–	3,729,785
Colombia	67,420,323	–	–	67,420,323
Total Common Stock	73,291,487	–	–	73,291,487
Preferred Stock
Colombia	9,972,126	–	–	9,972,126
Short-Term Investment	86,785	–	–	86,785
Repurchase Agreement	–	337,775	–	337,775
Total Investments in Securities	$83,350,398	$337,775	$–	$83,688,173

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 98.2%
ARGENTINA— 69.7%
Communication Services — 3.8%
Telecom Argentina ADR	221,800	$3,657,482
Consumer Discretionary — 22.9%
MercadoLibre	60,187	21,908,068
Consumer Staples — 2.4%
Adecoagro *	297,272	2,265,213
Energy — 4.3%
YPF ADR	253,559	4,145,690
Financials — 18.1%
Banco Macro ADR	86,088	4,981,913
BBVA Banco Frances ADR	190,153	2,576,573
Grupo Financiero Galicia ADR	220,368	8,045,636
Grupo Supervielle ADR	162,503	1,704,656
		17,308,778
Information Technology — 5.1%
Globant *	72,373	4,892,415
Materials — 2.2%
Loma Negra Cia Industrial Argentina ADR *	161,011	2,086,702
Oil & Gas — 3.5%
Transportadora de Gas del Sur ADR	198,693	3,344,003
Real Estate — 3.1%
Cresud SACIF y A ADR *	117,596	1,585,194
IRSA Inversiones y Representaciones ADR *	86,964	1,342,724
		2,927,918
Utilities — 4.3%
Empresa Distribuidora Y Comercializadora Norte ADR *	12,573	361,725
Pampa Energia ADR *	106,692	3,803,570
		4,165,295
TOTAL ARGENTINA		66,701,564
CANADA— 4.0%
Materials — 4.0%
Pan American Silver	108,047	1,612,519
SSR Mining *	158,459	2,174,241
TOTAL CANADA		3,786,760
CHILE— 3.4%
Consumer Staples — 3.4%
Cencosud	697,650	1,415,209
Cia Cervecerias Unidas	137,063	1,870,720
TOTAL CHILE		3,285,929

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Argentina ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
ITALY— 12.8%
Energy — 12.8%
Tenaris	972,797	$12,239,494
UNITED KINGDOM— 0.9%
Oil & Gas — 0.9%
Phoenix Global Resources PLC*	2,767,505	877,359
UNITED STATES— 4.0%
Consumer Discretionary — 1.0%
Despegar.com *	64,858	974,167
Industrials — 0.9%
America Airports *	107,361	865,330
Utilities — 2.1%
Central Puerto ADR	188,074	1,974,777
TOTAL UNITED STATES		3,814,274
URUGUAY— 3.4%
Consumer Discretionary — 3.4%
Arcos Dorados Holdings, Cl A	357,011	3,273,791
TOTAL COMMON STOCK
(Cost $110,415,097)		93,979,171

U.S. TREASURY OBLIGATION — 4.2%
U.S. Treasury Bill
2.292%, 02/12/19(A)
(Cost $3,997,201)	$4,000,000	3,997,174

PREFERRED STOCK — 1.7%
CHILE— 1.7%
Consumer Staples — 1.7%
Embotelladora Andina (B)
(Cost $1,927,705)	423,704	1,646,347
TOTAL INVESTMENTS — 104.1%
(Cost $116,340,003)		$99,622,692

Percentages are based on Net Assets of $95,710,681.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	There’s currently no rate available.

ADR — American Depositary Receipt
Cl — Class

PLC – Public Limited Company

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$93,979,171	$—	$—	$93,979,171
U.S. Treasury Obligation	—	3,997,174	—	3,997,174
Preferred Stock	1,646,347	—	—	1,646,347
Total Investments in Securities	$95,625,518	$3,997,174	$—	$99,622,692

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.6%
GREECE— 95.4%
Communication Services — 14.6%
Hellenic Telecommunications Organization	2,782,711	$34,963,494
Consumer Discretionary — 20.3%
FF Group *(A) (B) (C)	452,712	374,013
FF Group ADR *(A) (B) (C)	200,300	165,480
JUMBO	790,914	12,959,555
JUMBO ADR	340,000	5,571,070
OPAP	1,800,420	17,611,682
OPAP ADR	1,404,900	6,823,599
Titan Cement ADR	439,800	4,960,680
		48,466,079
Consumer Staples — 2.0%
Sarantis	552,964	4,695,277
Energy — 17.7%
Capital Product Partners (D)	1,674,394	3,767,387
Dorian LPG *	406,586	2,228,091
GasLog	532,666	9,550,701
Hellenic Petroleum	899,923	7,909,822
Motor Oil Hellas Corinth Refineries	438,915	10,953,989
Motor Oil Hellas Corinth Refineries ADR	368,300	4,595,832
Tsakos Energy Navigation (E)	1,040,146	3,349,270
		42,355,092
Financials — 17.5%
Alpha Bank AE *	15,820,858	15,848,088
Eurobank Ergasias *	19,780,488	12,347,201
Hellenic Exchanges - Athens Stock Exchange	909,866	3,810,684
National Bank of Greece *	6,523,939	7,317,442
Piraeus Bank * (E)	3,822,827	2,500,300
		41,823,715
Industrials — 10.5%
Aegean Airlines	528,050	4,604,911
Ellaktor *	2,037,899	3,231,643
GEK Terna Holding Real Estate Construction *	1,058,877	5,248,822
Mytilineos Holdings	847,444	7,993,103
Mytilineos Holdings ADR	426,200	4,019,919
		25,098,398
Materials — 2.2%
Titan Cement	235,578	5,314,358
Real Estate — 4.1%
Grivalia Properties ‡	662,116	6,419,828
LAMDA Development *	492,087	3,444,327
		9,864,155

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Greece ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Utilities — 6.5%
Athens Water Supply & Sewage	687,264	$4,219,004
Holding ADMIE IPTO	1,962,928	3,536,198
Public Power (E)	1,983,596	2,963,445
Terna Energy	711,266	4,856,033
		15,574,680
TOTAL GREECE		228,155,248
MONACO— 4.2%
Energy — 4.2%
GasLog Partners	447,095	10,144,586
TOTAL COMMON STOCK
(Cost $319,338,896)		238,299,834

SHORT-TERM INVESTMENT(F)(G) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $599,410)	599,410	599,410

REPURCHASE AGREEMENT(F) — 1.0%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $2,333,118 (collateralized by U.S. Treasury Obligations, ranging in par value $39,497 - $594,838, 2.625%, 1/31/2026, with a total market value of $2,333,011)
(Cost $2,332,954)	$2,332,954	2,332,954
TOTAL INVESTMENTS — 100.9%
(Cost $322,271,260)		$241,232,198

Percentages are based on Net Assets of $239,142,256.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2019, was $539,493 and represents 0.2% of net assets.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2019 was $539,493 and represented 0.2% of Net Assets.
(D)	Security considered Master Limited Partnership. At January 31, 2019, these securities amounted to $3,767,387 or 1.6% of net assets.
(E)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $2,764,436.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $2,932,364.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Greece	$227,615,755	$–	$539,493	$228,155,248
Monaco	10,144,586	–	–	10,144,586
Total Common Stock	237,760,341	–	539,493	238,299,834
Short-Term Investment	599,410	–	–	599,410
Repurchase Agreement	–	2,332,954	–	2,332,954
Total Investments in Securities	$238,359,751	$2,332,954	$539,493	$241,232,198

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
NORWAY— 99.9%
Communication Services — 11.6%
Schibsted, Cl B	71,700	$2,276,934
Telenor	496,846	9,401,941
		11,678,875
Consumer Discretionary — 1.1%
Europris	112,754	362,751
Gaming Innovation Group * (A)	34,490	76,878
Kongsberg Automotive Holding *	412,981	351,525
XXL	87,554	293,631
		1,084,785
Consumer Staples — 17.0%
Austevoll Seafood	73,203	933,341
Bakkafrost P/F	31,399	1,632,666
Grieg Seafood	35,901	462,854
Leroy Seafood Group	221,302	1,763,901
Mowi	268,255	5,910,622
Norway Royal Salmon	9,676	233,759
Orkla	533,542	4,300,766
Salmar	37,624	1,969,749
		17,207,658
Energy — 30.6%
Akastor *	187,085	286,508
Aker BP	79,456	2,648,691
Aker Solutions *	129,915	709,146
Borr Drilling *	287,177	736,395
BW LPG *	77,650	238,292
BW Offshore *	65,349	311,093
DNO International	538,090	1,036,127
Equinor	795,074	18,197,930
FLEX LNG *	176,831	230,918
Frontline *	77,364	396,762
Hoegh LNG Holdings	48,188	221,104
Kvaerner *	72,800	103,018
Northern Drilling *	26,290	169,160
Ocean Yield	56,266	404,119
Odfjell Drilling *	72,400	213,156
Petroleum Geo-Services *	251,522	567,182
Subsea 7 *	193,345	2,197,525
TGS Nopec Geophysical	75,531	2,242,572
		30,909,698
Financials — 21.1%
Axactor *	90,820	223,613
B2Holding	139,115	235,506
DnB	651,471	11,550,685

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Gjensidige Forsikring	146,404	$2,525,376
Norwegian Finance Holding *	80,451	661,392
Protector Forsikring * (A)	61,642	350,525
Sbanken	55,205	501,357
Sparebank 1 Nord Norge	84,914	665,320
Sparebank 1 Oestlandet	22,787	228,857
SpareBank 1 SMN	98,779	1,015,523
SpareBank 1 SR-Bank	73,991	801,090
Storebrand	339,370	2,600,218
		21,359,462
Health Care — 1.4%
Aker, Cl A	17,827	1,252,874
Nordic Nanovector * (A)	29,345	148,267
		1,401,141
Industrials — 3.5%
Golden Ocean Group	79,590	406,289
Kongsberg Gruppen	19,665	274,075
NEL *	187,653	124,196
Norwegian Air Shuttle * (A)	29,110	444,935
Stolt-Nielsen	26,200	316,633
Tomra Systems	55,095	1,429,128
Veidekke	28,197	307,628
Wallenius Wilhelmsen, Cl B *	77,527	274,269
		3,577,153
Information Technology — 1.7%
Atea	66,363	918,612
Evry	106,026	387,677
Nordic Semiconductor *	111,682	387,808
		1,694,097
Materials — 9.4%
Borregaard	84,139	747,147
Elkem *	29,702	86,037
Norsk Hydro	889,064	4,107,838
Yara International	110,374	4,561,191
		9,502,213
Real Estate — 1.8%
Entra	82,554	1,195,654
Norwegian Property	210,090	268,364
Selvaag Bolig	61,958	318,856
		1,782,874

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Norway ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued

Utilities — 0.7%
Scatec Solar	72,179	$719,776
TOTAL NORWAY		100,917,732
TOTAL COMMON STOCK
(Cost $115,181,845)		100,917,732

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $128,016)	128,016	128,016

REPURCHASE AGREEMENT(B) — 0.5%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $498,286 (collateralized by U.S. Treasury Obligations, ranging in par value $8,435 - $127,040, 2.625%, 1/31/2026, with a total market value of $498,263)
(Cost $498,251)	$498,251	498,251
TOTAL INVESTMENTS — 100.5%
(Cost $115,808,112)		$101,543,999

Percentages are based on Net Assets of $101,038,420.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $596,764.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $626,267.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$100,917,732	$—	$—	$100,917,732
Short-Term Investment	128,016	—	—	128,016
Repurchase Agreement	—	498,251	—	498,251
Total Investments in Securities	$101,045,748	$498,251	$—	$101,543,999

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.8%
DENMARK— 28.2%
Consumer Staples — 2.1%
Carlsberg, Cl B	4,216	$482,965
Financials — 2.2%
Danske Bank	26,513	490,989
Health Care — 16.1%
Coloplast, Cl B	5,312	485,900
Novo Nordisk, Cl B	68,272	3,191,741
		3,677,641
Industrials — 4.4%
A P Moller - Maersk, Cl B	260	346,113
Vestas Wind Systems	7,995	661,038
		1,007,151
Materials — 1.5%
Novozymes, Cl B	8,254	345,159
Utilities — 1.9%
Orsted	5,987	431,527
TOTAL DENMARK		6,435,432
FINLAND— 17.4%
Energy — 2.2%
Neste	5,557	511,002
Financials — 4.0%
Sampo, Cl A	19,682	902,684
Industrials — 3.3%
Kone, Cl B	15,627	760,102
Information Technology — 6.2%
Nokia	224,631	1,419,699
Utilities — 1.7%
Fortum	17,295	393,330
TOTAL FINLAND		3,986,817
NORWAY— 9.5%
Communication Services — 2.2%
Telenor	26,736	505,932
Energy — 4.0%
Equinor	39,529	904,753
Financials — 3.3%
DnB	42,559	754,578
TOTAL NORWAY		2,165,263
SWEDEN— 44.7%
Communication Services — 2.0%
Telia	107,517	467,990

Schedule of Investments (Unaudited)	January 31, 2019

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 2.4%
Hennes & Mauritz, Cl B	35,137	$546,051
Consumer Staples — 2.9%
Essity, Cl B	24,357	673,588
Financials — 18.0%
Investor, Cl B	18,206	799,094
Nordea Bank Abp	127,508	1,158,068
Skandinaviska Enskilda Banken, Cl A	57,615	603,709
Svenska Handelsbanken, Cl A	58,529	635,281
Swedbank, Cl A	40,151	910,218
		4,106,370
Industrials — 9.6%
Assa Abloy, Cl B	36,764	683,693
Atlas Copco, Cl A	25,209	656,191
Volvo, Cl B	60,006	862,558
		2,202,442
Information Technology — 6.8%
Hexagon, Cl B	10,020	489,080
Telefonaktiebolaget LM Ericsson, Cl B	119,172	1,058,516
		1,547,596
Materials — 3.0%
Sandvik	43,258	689,948
TOTAL SWEDEN		10,233,985
TOTAL COMMON STOCK
(Cost $24,884,233)		22,821,497
TOTAL INVESTMENTS — 99.8%
(Cost $24,884,233)		$22,821,497

Percentages are based on Net Assets of $22,859,559.

Cl — Class

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 100.0%
NIGERIA— 100.0%
Consumer Staples — 33.1%
Dangote Sugar Refinery	30,878,203	$1,194,185
Flour Mills of Nigeria	19,876,357	1,018,526
Guinness Nigeria	7,463,106	1,340,061
Nestle Nigeria	1,003,896	3,993,398
Nigerian Breweries	13,769,836	2,814,828
Unilever Nigeria	15,066,988	1,456,753
		11,817,751
Energy — 2.6%
Oando *	68,102,571	931,237
Financials — 55.3%
Access Bank	78,664,716	1,249,508
Diamond Bank *	270,628,572	1,682,084
Ecobank Transnational *	38,100,855	1,473,514
FBN Holdings	79,906,325	1,611,371
Fidelity Bank	191,278,020	1,162,463
First City Monument Bank	169,507,107	922,456
Guaranty Trust Bank	55,933,274	5,168,420
Stanbic IBTC Holdings	12,652,276	1,579,787
United Bank for Africa	77,856,199	1,462,492
Zenith Bank	55,580,296	3,454,576
		19,766,671
Materials — 6.3%
Dangote Cement	2,983,912	1,566,142
Lafarge Africa	19,811,564	684,101
		2,250,243
Utilities — 2.7%
Transnational Corp of Nigeria	282,882,302	976,803
TOTAL NIGERIA		35,742,705
TOTAL COMMON STOCK
(Cost $37,716,553)		35,742,705
TOTAL INVESTMENTS — 100.0%
(Cost $37,716,553)		$35,742,705

Percentages are based on Net Assets of $35,755,205.

*	Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Nigeria ETF

 As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 100.1%
ARGENTINA— 6.1%
Communication Services — 0.7%
Telecom Argentina ADR	6,000	$98,940
Energy — 1.2%
YPF ADR	9,752	159,445
Financials — 1.3%
Banco Macro ADR	1,101	63,715
BBVA Banco Frances ADR	1,700	23,035
Grupo Financiero Galicia ADR	2,447	89,340
		176,090
Information Technology — 0.9%
Globant *	1,769	119,585
Materials — 0.3%
Loma Negra Cia Industrial Argentina ADR *	3,300	42,768
Oil & Gas — 0.5%
Transportadora de Gas del Sur ADR	4,300	72,369
Utilities — 1.2%
Empresa Distribuidora Y Comercializadora Norte ADR *	1,200	34,524
Pampa Energia ADR *	3,600	128,340
		162,864
TOTAL ARGENTINA		832,061
BANGLADESH— 1.0%
Financials — 0.1%
BRAC Bank *	15,238	14,263
Health Care — 0.7%
Square Pharmaceuticals	30,426	95,525
Telecommunications — 0.2%
GrameenPhone	5,925	28,132
TOTAL BANGLADESH		137,920
CHILE— 4.5%
Consumer Discretionary — 1.0%
SACI Falabella	17,901	144,292
Consumer Staples — 0.9%
Cencosud	35,049	71,098
Cia Cervecerias Unidas	3,615	49,340
		120,438
Financials — 1.2%
Banco de Chile	298,189	47,496
Banco de Credito e Inversiones	561	40,145
Banco Santander Chile	779,544	63,134
Itau CorpBanca	1,804,553	18,206
		168,981

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.3%
ENTEL Chile	3,687	$35,663
Utilities — 1.1%
Aguas Andinas, Cl A	63,885	37,910
Colbun	192,886	44,000
Enel Chile	686,831	72,660
		154,570
TOTAL CHILE		623,944
COLOMBIA— 0.2%
Financials — 0.2%
Grupo de Inversiones Suramericana	2,763	30,670
CZECH REPUBLIC— 1.1%
Financials — 0.4%
Komercni Banka	897	36,209
Moneta Money Bank	5,701	19,431
		55,640
Utilities — 0.7%
CEZ	3,954	99,887
TOTAL CZECH REPUBLIC		155,527
EGYPT— 0.4%
Financials — 0.4%
Commercial International Bank Egypt S.A.E.	12,406	58,229
GREECE— 1.0%
Communication Services — 0.5%
Hellenic Telecommunications Organization	6,001	75,400
Consumer Discretionary — 0.4%
OPAP	5,462	53,429
Financials — 0.1%
Alpha Bank AE *	16,336	16,364
TOTAL GREECE		145,193
INDONESIA— 10.3%
Communication Services — 1.8%
Telekomunikasi Indonesia Persero	870,635	243,011
Consumer Discretionary — 1.5%
Astra International	349,667	211,465
Consumer Goods — 0.5%
Charoen Pokphand Indonesia	127,300	67,420
Consumer Staples — 1.9%
Gudang Garam	8,254	49,415
Hanjaya Mandala Sampoerna	160,200	43,912
Indofood CBP Sukses Makmur TBK	40,100	30,923
Indofood Sukses Makmur	75,600	41,932

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Unilever Indonesia	26,299	$94,110
		260,292
Energy — 0.4%
United Tractors	28,950	53,300
Financials — 3.0%
Bank Central Asia	82,258	165,870
Bank Mandiri	155,536	82,931
Bank Negara Indonesia Persero	62,000	40,268
Bank Rakyat Indonesia Persero	462,770	127,512
		416,581
Health Care — 0.3%
Kalbe Farma	363,200	41,590
Industrials — 0.3%
Semen Indonesia Persero	51,100	46,355
Materials — 0.3%
Indocement Tunggal Prakarsa	31,700	43,616
Utilities — 0.3%
Perusahaan Gas Negara	187,500	34,488
TOTAL INDONESIA		1,418,118
JORDAN— 0.1%
Financials — 0.1%
Arab Bank	1,962	17,269
KENYA— 1.8%
Communication Services — 1.1%
Safaricom	662,600	156,854
Consumer Staples — 0.3%
East African Breweries	21,700	45,877
Financials — 0.4%
Equity Group Holdings	67,300	26,686
KCB Group	58,300	23,551
		50,237
TOTAL KENYA		252,968
KUWAIT— 6.9%
Financials — 3.8%
Ahli United Bank BSC	104,760	80,239
Boubyan Bank KSCP *	17,074	32,637
Burgan Bank SAK	16,056	15,478
Gulf Bank KSCP	32,660	30,191
Kuwait Finance House	74,351	149,242
National Bank of Kuwait SAK	72,874	208,830
		516,617

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.9%
Agility Public Warehousing KSC	46,465	$118,732
Materials — 0.5%
Boubyan Petrochemicals KSCP	22,083	68,312
Real Estate — 0.4%
Mabanee SAK	27,051	55,549
Telecommunications — 1.3%
Mobile Telecommunications KSC	119,288	181,157
TOTAL KUWAIT		940,367
MALAYSIA— 7.9%
Communication Services — 1.7%
Axiata Group	66,567	65,169
DiGi.com	76,202	86,695
Maxis	57,376	80,545
		232,409
Consumer Staples — 0.8%
Nestle Malaysia	1,480	53,657
PPB Group	13,900	61,763
		115,420
Financials — 2.5%
AMMB Holdings	19,500	21,423
CIMB Group Holdings	55,390	75,999
Hong Leong Bank	7,700	38,801
Public Bank	34,510	208,779
		345,002
Industrials — 0.7%
Gamuda	48,200	32,479
HAP Seng Consolidated	15,200	36,553
IJM	71,000	31,721
		100,753
Utilities — 2.2%
Petronas Gas	16,989	74,990
Tenaga Nasional	72,383	227,964
		302,954
TOTAL MALAYSIA		1,096,538
MEXICO— 8.6%
Communication Services — 1.1%
Grupo Televisa	59,911	150,531
Consumer Goods — 0.5%
Kimberly-Clark de Mexico, Cl A	37,300	62,571
Consumer Staples — 2.0%
Wal-Mart de Mexico	103,530	273,131

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.8%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand, Cl B	21,500	$32,349
Grupo Financiero Banorte, Cl O	30,744	171,523
Grupo Financiero Inbursa, Cl O	27,100	39,450
		243,322
Industrials — 2.0%
Grupo Aeroportuario del Pacifico, Cl B	8,800	79,374
Grupo Aeroportuario del Sureste, Cl B	5,090	92,535
Grupo Carso	11,200	44,121
Promotora y Operadora de Infraestructura	5,580	57,219
		273,249
Real Estate — 0.8%
Fibra Uno Administracion ‡	82,600	113,906
Utilities — 0.4%
Infraestructura Energetica Nova	13,140	51,854
TOTAL MEXICO		1,168,564
MOROCCO— 0.7%
Consumer Staples — 0.2%
Cosumar	1,555	28,120
Financials — 0.5%
Attijariwafa Bank	971	46,015
Banque Centrale Populaire	562	16,240
		62,255
TOTAL MOROCCO		90,375
NIGERIA— 0.4%
Financials — 0.4%
Guaranty Trust Bank	350,617	32,398
Zenith Bank	373,189	23,196
TOTAL NIGERIA		55,594
OMAN— 0.2%
Financials — 0.2%
BankMuscat SAOG	21,019	22,493
PHILIPPINES— 5.9%
Consumer Discretionary — 0.5%
Jollibee Foods	10,643	64,540
Financials — 1.1%
Bank of the Philippine Islands	10,580	18,476
BDO Unibank	23,250	60,233
GT Capital Holdings	1,149	23,527
Metro Pacific Investments	166,000	15,482
Metropolitan Bank & Trust	18,760	30,241
		147,959

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.2%
Aboitiz Equity Ventures	48,253	$59,494
SM Investments	5,903	112,147
		171,641
Information Technology — 0.4%
PLDT	2,111	52,258
Real Estate — 2.4%
Ayala Land	180,600	153,879
SM Prime Holdings	247,827	181,198
		335,077
Utilities — 0.3%
Manila Electric	5,510	38,679
TOTAL PHILIPPINES		810,154
POLAND— 4.4%
Consumer Staples — 0.2%
Dino Polska *	1,197	32,329
Energy — 1.0%
Grupa Lotos	2,262	56,647
Polskie Gornictwo Naftowe i Gazownictwo	42,455	87,227
		143,874
Financials — 2.4%
Alior Bank *	1,071	16,583
Bank Polska Kasa Opieki	2,017	60,070
mBank	174	21,038
Powszechna Kasa Oszczednosci Bank Polski	10,355	110,168
Powszechny Zaklad Ubezpieczen	7,150	85,985
Santander Bank Polska	410	41,269
		335,113
Telecommunication Services — 0.3%
Cyfrowy Polsat	6,251	39,893
Utilities — 0.5%
PGE *	20,588	65,750
TOTAL POLAND		616,959
QATAR— 3.8%
Financials — 1.0%
Commercial Bank PQSC	2,336	27,233
Masraf Al Rayan QSC	4,341	48,641
Qatar Islamic Bank SAQ	1,369	59,403
		135,277
Industrials — 1.3%
Industries Qatar QSC	4,450	175,495
Real Estate — 1.0%
Barwa Real Estate	4,664	52,170

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Ezdan Holding Group QSC	19,487	$83,647
		135,817
Utilities — 0.5%
Qatar Electricity & Water QSC	1,212	62,570
TOTAL QATAR		509,159
ROMANIA— 1.0%
Energy — 0.7%
OMV Petrom	622,750	48,547
Societatea Nationala de Gaze Naturale ROMGAZ	6,356	43,086
		91,633
Financials — 0.3%
Banca Transilvania	86,049	32,707
BRD-Groupe Societe Generale	4,941	11,962
		44,669
TOTAL ROMANIA		136,302
SOUTH AFRICA— 10.3%
Communication Services — 0.6%
Vodacom Group	9,766	88,740
Consumer Discretionary — 1.1%
Absa Group	5,638	78,511
Mr Price Group	4,161	69,925
		148,436
Consumer Staples — 1.7%
Clicks Group	4,112	61,014
Pick n Pay Stores	5,979	31,292
Shoprite Holdings	7,190	88,669
Tiger Brands	2,612	54,372
		235,347
Financials — 4.5%
Capitec Bank Holdings	315	27,682
FirstRand	26,362	137,849
Nedbank Group	3,130	67,405
PSG Group	1,173	22,147
Rand Merchant Investment Holdings	5,311	14,744
Reinet Investments SCA	1,141	17,253
Remgro	4,139	65,825
RMB Holdings	5,507	34,656
Sanlam	13,976	88,585
Standard Bank Group	10,139	148,990
		625,136
Health Care — 0.3%
Life Healthcare Group Holdings	21,361	43,656

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.6%
Bidvest Group	5,469	$83,498
Real Estate — 1.5%
Fortress REIT, Cl A ‡	17,186	25,061
Hyprop Investments ‡	4,128	27,997
NEPI Rockcastle	6,078	57,455
Redefine Properties ‡	88,713	70,529
Resilient REIT ‡	4,445	21,642
		202,684
TOTAL SOUTH AFRICA		1,427,497
THAILAND— 10.1%
Communication Services — 0.9%
Advanced Info Service NVDR	17,734	101,321
True NVDR	165,970	27,093
		128,414
Consumer Discretionary — 0.2%
Home Product Center NVDR	65,460	32,685
Consumer Staples — 1.7%
Berli Jucker NVDR	19,890	31,036
CP ALL NVDR	83,872	208,723
		239,759
Energy — 3.2%
Energy Absolute NVDR	21,700	32,992
PTT NVDR	173,950	270,035
PTT Exploration & Production NVDR	23,150	91,140
Thai Oil NVDR	18,630	42,934
		437,101
Financials — 1.4%
Bangkok Bank NVDR	2,000	13,764
Kasikornbank NVDR	14,470	92,630
Krung Thai Bank NVDR	27,900	17,682
Siam Commercial Bank NVDR	14,770	62,876
		186,952
Health Care — 0.6%
Bangkok Dusit Medical Services NVDR	64,910	49,032
Bumrungrad Hospital NVDR	5,900	35,125
		84,157
Industrials — 1.7%
Airports of Thailand NVDR	71,420	157,733
Bangkok Expressway & Metro NVDR	124,500	41,444
BTS Group Holdings PCL NVDR	96,300	30,823
		230,000

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.4%
Central Pattana NVDR	22,400	$57,179
TOTAL THAILAND		1,396,247
TURKEY— 3.4%
Communication Services — 0.6%
Turkcell Iletisim Hizmetleri	26,924	75,478
Consumer Staples — 0.7%
BIM Birlesik Magazalar	5,205	90,758
Energy — 0.6%
Tupras Turkiye Petrol Rafinerileri	3,065	82,311
Financials — 0.8%
Akbank Turk	33,743	46,156
Haci Omer Sabanci Holding	10,757	19,474
Turkiye Garanti Bankasi	27,266	47,727
		113,357
Industrials — 0.3%
Aselsan Elektronik Sanayi Ve Ticaret	8,353	41,475
Materials — 0.4%
Eregli Demir ve Celik Fabrikalari	34,234	56,154
TOTAL TURKEY		459,533
UNITED ARAB EMIRATES— 4.2%
Communication Services — 1.4%
Emirates Telecommunications Group PJSC	42,649	197,627
Financials — 2.5%
Abu Dhabi Commercial Bank PJSC	24,570	62,546
Dubai Islamic Bank PJSC	19,405	26,944
Emaar Properties PJSC	85,945	100,850
GFH Financial Group BSC	65,450	17,463
National Bank of Abu Dhabi PJSC	32,248	129,413
		337,216
Real Estate — 0.3%
Aldar Properties PJSC	94,150	40,757
TOTAL UNITED ARAB EMIRATES		575,600
UNITED KINGDOM— 0.1%
Financials — 0.1%
Halyk Savings Bank of Kazakhstan JSC GDR	1,594	16,099
URUGUAY— 0.4%
Consumer Discretionary — 0.4%
Arcos Dorados Holdings, Cl A	6,700	61,439
VIETNAM— 5.3%
Consumer Staples — 2.5%
Masan Group *	25,630	85,842

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Saigon Beer Alcohol Beverage	3,340	$33,546
Vietnam Dairy Products JSC	38,410	223,516
		342,904
Financials — 0.1%
Bank for Foreign Trade of Vietnam JSC	6,820	16,698
Materials — 0.5%
Hoa Phat Group JSC *	57,300	68,417
Real Estate — 2.2%
No. Va Land Investment Group *	14,210	34,669
Vincom Retail JSC *	51,280	64,545
Vingroup JSC *	43,990	197,015
		296,229
TOTAL VIETNAM		724,248
TOTAL COMMON STOCK
(Cost $13,629,281)		13,779,067
TOTAL INVESTMENTS — 100.1%
(Cost $13,629,281)		$13,779,067

Percentages are based on Net Assets of $13,770,894.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

JSC – Joint Stock Commerical Bank

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 99.9%
PORTUGAL— 99.8%
Communcation Services — 8.4%
NOS SGPS	198,202	$1,288,370
Pharol SGPS *	1,996,899	414,732
Sonaecom	149,924	424,914
		2,128,016
Consumer Discretionary — 1.7%
Ibersol SGPS	44,924	434,033
Consumer Staples — 9.2%
Jeronimo Martins (A)	93,072	1,321,056
Sonae	969,297	1,013,786
		2,334,842
Energy — 21.0%
Galp Energia	339,580	5,316,775
Financials — 4.4%
Banco Comercial Portugues, Cl R *	4,057,381	1,122,007
Banco Espirito Santo *(B) (C) (D)	2,085,614	—
BANIF - Banco Internacional do Funchal *(B) (C) (D)	55,479,410	13
		1,122,020
Industrials — 7.8%
CTT-Correios de Portugal	199,579	720,454
Mota-Engil *	228,152	505,259
Sonae Capital (A)	431,828	440,499
Teixeira Duarte *	1,892,854	304,073
		1,970,285
Materials — 14.9%
Altri	106,801	886,026
Corticeira Amorim SGPS	62,047	694,157
Navigator	243,749	1,195,391
Semapa-Sociedade de Investimento e Gestao	41,218	721,729
Sonae Industria SGPS * (A)	156,084	270,438
		3,767,741
Utilities — 32.4%
EDP Renovaveis	130,521	1,175,662
Energias de Portugal	1,592,443	5,828,908
REN - Redes Energeticas Nacionais	406,641	1,223,422
		8,227,992
TOTAL PORTUGAL		25,301,704
TOTAL COMMON STOCK
(Cost $32,019,766)		25,301,704

SHORT-TERM INVESTMENT(E)(F) — 3.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.320%
(Cost $847,594)	847,594	847,594

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Portugal ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 0.2%
RBC Capital Markets
2.530%, dated 1/31/19, to be repurchased on 2/01/19, repurchase price $51,767 (collateralized by U.S. Treasury Obligations, ranging in par value $876 - $13,198, 2.625%, 1/31/2026, with a total market value of $51,765)
(Cost $51,764)	$51,764	$51,764
TOTAL INVESTMENTS — 103.4%
(Cost $32,919,124)		$26,201,062

Percentages are based on Net Assets of $25,344,548.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $62,770.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of January 31, 2019 was $13 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2019, was $13 and represents 0.0% of net assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2019, was $899,358.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of January 31, 2019, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$25,301,691	$—	$13	$25,301,704
Short-Term Investment	847,594	—	—	847,594
Repurchase Agreement	—	51,764	—	51,764
Total Investments in Securities	$26,149,285	$51,764	$13	$26,201,062

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.9%
PAKISTAN— 99.9%
Consumer Discretionary — 4.8%
Honda Atlas Cars Pakistan	133,050	$230,161
Indus Motor	70,410	634,617
Nishat Mills	793,200	819,889
		1,684,667
Energy — 24.2%
National Refinery	113,300	200,907
Oil & Gas Development	2,668,540	2,904,885
Pakistan Oilfields	431,634	1,475,645
Pakistan Petroleum	1,872,030	2,564,085
Pakistan State Oil	795,762	1,417,458
		8,562,980
Financials — 30.3%
Bank Al Habib	2,989,400	1,729,396
Bank Alfalah	2,660,360	941,329
Habib Bank	2,423,550	2,610,839
MCB Bank	1,713,040	2,576,129
National Bank of Pakistan *	1,938,100	658,702
United Bank	2,018,390	2,229,576
		10,745,971
Health Care — 2.2%
Searle	416,916	794,312
Industrials — 1.4%
Pak Elektron	1,031,400	206,355
Pakistan International Bulk Terminal *	3,245,087	296,801
		503,156
Materials — 28.8%
DG Khan Cement	1,129,260	700,272
Engro	1,082,390	2,626,480
Engro Fertilizers	2,191,300	1,203,788
Fauji Cement	2,835,900	433,798
Fauji Fertilizer	2,182,500	1,686,305
Fauji Fertilizer Bin Qasim	1,444,700	431,110
International Steels	581,300	292,038
Kohat Cement	241,190	144,923
Lucky Cement	440,610	1,496,130
Maple Leaf Cement Factory	1,218,899	391,600
Millat Tractors	123,720	792,462
		10,198,906
Utilities — 8.2%
Hub Power	2,363,542	1,590,859
K-Electric *	8,644,500	400,324
Kot Addu Power	1,269,400	463,487

Schedule of Investments (Unaudited)	January 31, 2019

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
SUI Northern Gas Pipeline *	746,400	$457,400
		2,912,070
TOTAL PAKISTAN		35,402,062
TOTAL COMMON STOCK
(Cost $49,789,520)		35,402,062
TOTAL INVESTMENTS — 99.9%
(Cost $49,789,520)		$35,402,062

Percentages are based on Net Assets of $35,445,799.

*	Non-income producing security.

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2019

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 95.1%
GERMANY— 95.1%
Communication Services — 4.9%
Deutsche Telekom	45,604	$742,537
Consumer Discretionary — 21.6%
adidas	2,585	616,069
Allianz	5,987	1,270,356
Bayerische Motoren Werke	4,528	381,672
Continental	1,524	240,710
Daimler	12,631	748,729
		3,257,536
Consumer Staples — 0.9%
Beiersdorf	1,385	138,738
Energy — 6.3%
BASF	12,994	951,551
Financials — 6.9%
Deutsche Bank	26,931	239,366
Deutsche Boerse	2,590	345,482
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,072	462,426
		1,047,274
Health Care — 11.4%
Bayer	13,193	1,002,153
Fresenius & KGaA	5,791	301,012
Fresenius Medical Care & KGaA	2,982	220,220
Merck KGaA	1,823	191,567
		1,714,952
Industrials — 12.1%
Deutsche Lufthansa	6,697	169,519
Deutsche Post	13,369	395,164
Siemens	11,421	1,255,196
		1,819,879
Information Technology — 14.1%
Infineon Technologies	15,977	355,931
SAP	14,474	1,498,885
Wirecard	1,622	269,310
		2,124,126
Materials — 11.1%
Covestro	2,381	131,631
HeidelbergCement	2,080	144,061
Linde	7,799	1,268,065
thyssenkrupp	6,927	122,961
		1,666,718
Real Estate — 2.3%
Vonovia	6,816	342,638

Schedule of Investments (Unaudited)	January 31, 2019

Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 3.5%
E.ON	30,614	$340,039
RWE	7,603	188,788
		528,827
TOTAL GERMANY		14,334,776
TOTAL COMMON STOCK
(Cost $16,538,117)		14,334,776

PREFERRED STOCK — 4.5% (A)
GERMANY— 4.5%
Consumer Discretionary — 2.9%
Volkswagen	2,586	441,000
Consumer Staples — 1.6%
Henkel & KGaA	2,464	239,982
TOTAL GERMANY		680,982
TOTAL PREFERRED STOCK
(Cost $902,558)		680,982
TOTAL INVESTMENTS — 99.6%
(Cost $17,440,675)		$15,015,758

Percentages are based on Net Assets of $15,078,766.

(A) There’s currently no rate available.

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

GLX-QH-002-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: April 1, 2019

By (Signature and Title)*	/s/ Chang Kim
Chang Kim
Chief Financial Officer

Date: April 1, 2019

*	Print the name and title of each signing officer under his or her signature.